As filed with the Securities and Exchange Commission on September 4, 2024

Securities Act File No. 333-280903

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑

Post-Effective Amendment No. 1

NEW AGE ALPHA FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

555 Theodore Fremd Avenue Suite A–101 Rye, New York 10580
(Address of Principal Executive Offices) (Zip Code)

(212) 922-2699
(Registrant’s Area Code and Telephone Number)

Cogency Global Inc.
850 New Burton Road
Suite 201
Dover, Delaware 19904
(Name and Address of Agent for Service)

With copies to:
Bo James Howell
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

Approximate Date of Proposed Public Offering:

September 4, 2024

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class C, Institutional Class and Class P Shares of NAA Large Cap Value Fund, a series of the Registrant.

GUGGENHEIM FUNDS TRUST

Guggenheim Large Cap Value Fund

AND

TRANSPARENT VALUE TRUST

Guggenheim RBP® Dividend Fund

Guggenheim RBP® Large-Cap Defensive Fund

Guggenheim RBP® Large-Cap Value Fund

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

September 4, 2024

Dear Shareholder:

On behalf of the Boards of Trustees of Guggenheim Funds Trust and Transparent Value Trust (each, a “Guggenheim Board” and together, the “Guggenheim Boards”), we are pleased to invite you to a joint special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Guggenheim Large Cap Value Fund, Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”). The Special Meeting is scheduled to be held on October 24, 2024, at 11:00 a.m., Central Time, at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606.

At the Special Meeting, shareholders of each Acquired Fund will be asked to vote on: (i) an Agreement and Plan of Reorganization providing for the reorganization of such Acquired Fund with and into NAA Large Cap Value Fund, a series of New Age Alpha Funds Trust that was newly created specifically for such reorganization (each, a “Reorganization”); and (ii) to transact such other business as may properly come before the Special Meeting.

Each Reorganization is discussed in the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”), which you should read carefully.

Each Guggenheim Board, as applicable, recommends that you vote “FOR” each Reorganization.

Your vote is important, regardless of the number of shares of the Acquired Funds you own. Whether or not you expect to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. You may cast your vote by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the proxy card for voting your proxy on the Internet or by touch-tone telephone. It is important that your vote be received no later than 11:59 p.m. ET on October 23, 2024.

You may receive more than one proxy card due to multiple investments in an Acquired Fund or if you own shares in more than one Acquired Fund. You should vote each card received.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ Brian E. Binder

Brian E. Binder

President and Chief Executive Officer of Guggenheim Funds Trust and Transparent Value Trust

GUGGENHEIM FUNDS TRUST

Guggenheim Large Cap Value Fund

AND

TRANSPARENT VALUE TRUST

Guggenheim RBP® Dividend Fund

Guggenheim RBP® Large-Cap Defensive Fund

Guggenheim RBP® Large-Cap Value Fund

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON OCTOBER 24, 2024

NOTICE IS HEREBY GIVEN THAT a joint special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Guggenheim Large Cap Value Fund, a series of Guggenheim Funds Trust, and Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund, each a series of Transparent Value Trust (each, an “Acquired Fund” and collectively, the “Acquired Funds”), is scheduled to be held on October 24, 2024, at 11:00 a.m., Central Time, at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, to consider and vote on the following proposals:

1)

To approve:

1(a). An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim Large Cap Value Fund into NAA Large Cap Value Fund;

1(b). An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim RBP® Dividend Fund into NAA Large Cap Value Fund;

1(c). An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim RBP® Large-Cap Defensive Fund into NAA Large Cap Value Fund;

1(d). An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim RBP® Large-Cap Value Fund into NAA Large Cap Value Fund (each, a “Reorganization” and, collectively, the “Reorganizations”); and

2)	To transact such other business as may properly come before the Special Meeting.

Each Reorganization would involve the transfer of the assets of the Acquired Fund to NAA Large Cap Value Fund, a series of New Age Alpha Funds Trust, as listed above (the “Acquiring Fund”), in exchange for the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and the distribution to the shareholders of the Acquired Fund of shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund upon the closing date of the Reorganization in complete liquidation of the Acquired Fund. If a Reorganization takes place, shareholders of the applicable Acquired Fund will become shareholders of the Acquiring Fund.

Shareholders of each Acquired Fund will vote separately on each proposal as it relates to the Acquired Fund. A proposal will be effected for an Acquired Fund only if approved by shareholders of such Acquired Fund. A proposal for one Acquired Fund is not contingent on a proposal for any other Acquired Fund. However, each Reorganization is subject to the completion of certain other conditions as further discussed in the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”).

Please read the enclosed Proxy Statement/Prospectus carefully for information concerning each Reorganization.

The Boards of Trustees of Guggenheim Funds Trust and Transparent Value Trust, as applicable, recommend that you vote “FOR” each Reorganization.

Shareholders of record of an Acquired Fund as of the close of business on August 19, 2024, are entitled to notice of, and to vote at, the Special Meeting. Regardless of whether you plan to attend the Special Meeting, please complete, sign and return the enclosed proxy card by 11:59 p.m. ET on October 23, 2024, or follow the instructions on the proxy card for voting your proxy on the Internet or by touch-tone telephone. You may receive more than one proxy card due to multiple investments in an Acquired Fund or if you own shares in more than one Acquired Fund. You should vote each card received. Proxies may be revoked at any time before they are exercised by (i) submitting a revised proxy card; (ii) by giving written notice of revocation to the Secretary of Guggenheim Funds Trust or Transparent Value Trust, as applicable; (iii) online or by phone in the same manner used for authorizing the proxy to act or (iv) by voting in person at the Special Meeting.

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By Order of the Boards of Trustees of Guggenheim Funds Trust and Transparent Value Trust,

/s/ Brian E. Binder

Brian E. Binder

President and Chief Executive Officer of Guggenheim Funds Trust and Transparent Value Trust

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QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATIONS

The following is a summary of certain information contained in the Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

Q. Why is a shareholder meeting being held?

A. You are being asked to consider and approve an Agreement and Plan of Reorganization for the Acquired Fund of which you are a shareholder (each, a “Reorganization Agreement”) providing for the transfer of the assets of such Acquired Fund to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and the distribution to the shareholders of the Acquired Fund of shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund upon the closing date of the Reorganization in complete liquidation of the Acquired Fund. Accordingly, at the Special Meeting, shareholders of each Acquired Fund separately will be asked to consider and approve a Reorganization Agreement providing for the reorganization of such Acquired Fund into the Acquiring Fund as follows:

	Acquired Fund	Acquiring Fund
1(a)	Guggenheim Large Cap Value Fund	NAA Large Cap Value Fund
	(a series of Guggenheim Funds Trust) 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850 (301) 296-5100	(a series of New Age Alpha Funds Trust) 555 Theodore Fremd Avenue, Suite A-101 Rye, New York 10580 (212) 922-2699

	Acquired Fund	Acquiring Fund
1(b)	Guggenheim RBP® Dividend Fund	NAA Large Cap Value Fund
1(c)	Guggenheim RBP® Large-Cap Defensive Fund	NAA Large Cap Value Fund
1(d)	Guggenheim RBP® Large-Cap Value Fund	NAA Large Cap Value Fund
	(each a series of Transparent Value Trust) 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850 (301) 296-5100	(a series of New Age Alpha Funds Trust) 555 Theodore Fremd Avenue, Suite A-101 Rye, New York 10580 (212) 922-2699

The Acquiring Fund and the Acquired Funds may be referred to together in the Proxy Statement/Prospectus as the “Funds.”

As described more fully in the Proxy Statement/Prospectus, the Acquiring Fund will commence investment operations upon the completion of the Reorganization described above and will be managed by New Age Alpha Advisors, LLC (“NAA”). Security Investors, LLC currently serves as the investment adviser for Guggenheim Large Cap Value Fund and Guggenheim Partners Investment Management, LLC (with Security Investors, LLC, “Guggenheim Investments” or the “Acquired Fund Manager”) currently serves as the investment adviser for Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund.

For more information regarding NAA and the Acquired Fund Manager, please see “Information About Management of the Funds” in the Proxy Statement/Prospectus.

Q. Why are the Reorganizations being proposed?

A. Guggenheim Investments intends to focus its business and resources for growth on its core strengths in fixed income strategies. Guggenheim Investments has concluded that the Acquired Funds, which follow equity and related investment strategies, are not aligned with Guggenheim Investments’ focus and growth plans. In addition, Guggenheim Investments believes the Acquired Funds have little prospect for growth in their current state and thus no prospect of achieving or maintaining the scale needed to be viable. Guggenheim Investments intends to no longer manage these equity and related investment strategies.

After exploring a number of alternatives to the Reorganizations, including investment strategy changes, reorganizations with other Guggenheim Investments’ funds and liquidation, Guggenheim Investments recommended to the Guggenheim Boards, and the Guggenheim Boards approved, subject to shareholder approval, each Reorganization. This recommendation was made, in part, because of Guggenheim Investments’ belief that NAA has the investment management, operational, and financial capabilities and resources to manage the Acquiring Fund, including investment methodologies that Guggenheim Investments believes could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders. The Acquiring Fund has no operating history or outside investors and has been created for the purpose of the Reorganizations.

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Guggenheim Investments and NAA entered into a separate agreement pursuant to which NAA will acquire certain assets related to Guggenheim Investments’ business of providing investment management services, including to each Acquired Fund. The completion of this transaction and each Reorganization is subject to certain conditions, including shareholder approval of a sufficient portion of the Reorganizations and the reorganizations of other funds managed by Guggenheim Investments meeting the minimum aggregate net asset value requirement to close the transaction.

This transaction, of which the Reorganizations form a part, is an aspect of NAA’s business plan. The co-founders of NAA are familiar with Guggenheim Investments and certain funds advised by Guggenheim Investments because of previous relationships with Guggenheim Investments, particularly that the co-founders of NAA previously co-founded the predecessor to Guggenheim’s transparent value business, including Transparent Value Trust, which Guggenheim Investments acquired in 2009, and continued to manage the business within Guggenheim Investments for more than six years. Due in part to these previous relationships and NAA’s interest in the transparent value business over several years, NAA was a firm that expressed to Guggenheim an interest in acquiring some or all of the Acquired Funds.

Central to NAA’s investment methodology is the application of its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities.

Guggenheim Investments believes that NAA’s rules-based approach utilizing H-Factor has the potential to lead to strong performance and growth over time for the Acquiring Fund after the Reorganizations. Guggenheim Investments also believes that NAA has the investment management, operational and financial capabilities and resources to manage the Acquiring Fund after the Reorganizations.

Q. How will the Reorganizations affect me?

A. If shareholders of an Acquired Fund approve the applicable Reorganization and all conditions necessary to the Reorganization are met, you, as a shareholder of the applicable Acquired Fund, will become a shareholder of the Acquiring Fund. Each Reorganization will take place on or about October 25, 2024 (“Closing Date”). You will receive shares of the same class of the Acquiring Fund equal in value to the shares that you hold of the Acquired Fund as of the close of business of the New York Stock Exchange, usually 4:00 pm Eastern time, on the Closing Date.

Q. Are there differences between the investment objectives and principal investment strategies for each Acquired Fund and the Acquiring Fund?

A. The investment objective of Guggenheim Large Cap Value Fund is substantively the same as the Acquiring Fund’s investment objective. The investment objective of each of Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund is different from the Acquiring Fund’s investment objective.

Although each Acquired Fund’s principal investment strategies are similar to those of the Acquiring Fund, there are certain key differences, as outlined below.

●	NAA pursues investment strategies to invest the assets of the Acquiring Fund based on quantitative and actuarial methodologies and relies primarily on third-party investment data and research to invest the assets of the Funds.

●	NAA applies its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities.

Guggenheim Large Cap Value Fund / NAA Large Cap Value Fund

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

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●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Definition of “Large Capitalization”: The Acquired Fund generally considers large capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index, while the Acquiring Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

Guggenheim RBP® Dividend Fund / NAA Large Cap Value Fund

●	Securities Selection Approach: The Acquired Fund is managed by a passive strategy designed to track the total return performance of the Guggenheim RBP® Dividend IndexSM, which is composed of certain common stocks and units of beneficial ownership in real estate investment trusts (“REITs”) in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM selected by an affiliate-index calculation agent, S&P Dow Jones Indices LLC, applying a systematic, rules-based process that utilizes Guggenheim Investments’ quantitatively derived Required Business Performance® (RBP®) Probability scores. The Acquiring Fund will be actively managed by NAA and will use qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index. Because it is actively managed, the Acquiring Fund may buy and sell securities more frequently than the Acquired Fund, which may result in higher transaction costs.

●	Types of Securities: The Acquired Fund invests primarily in common stocks and REITs and may invest in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents, in order to improve liquidity, reduce transaction costs and help the Acquired Fund stay fully invested, or obtain the desired exposure to securities comprising the Guggenheim RBP® Dividend IndexSM, and not to be used for hedging or speculative investment purposes. The Acquiring Fund will invest in common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), and investment vehicles, such as mutual funds and ETFs, for investment purposes.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Dividend IndexSM, which is composed of securities in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM. The Acquiring Fund invests in large-capitalization securities, which it defines as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

●	Value Investing: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Dividend IndexSM, which seeks to select dividend paying stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score and deliver dividend yield in excess of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in securities that NAA considers having “value” characteristics, which the Acquiring Fund defines as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	Concentration: The Acquired Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Guggenheim RBP® Dividend IndexSM is so concentrated while the Acquiring Fund will not invest more than 25% of its total assets in a particular industry, with certain exceptions.

Guggenheim RBP® Large-Cap Defensive Fund / NAA Large Cap Value Fund

●	Securities Selection Approach: The Acquired Fund is managed by a passive strategy designed to track the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM, which is composed of certain common stocks and units of beneficial ownership in real estate investment trusts (“REITs”) in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM selected by an affiliate-index calculation agent, S&P Dow Jones Indices LLC, applying a systematic, rules-based process that utilizes Guggenheim Investments’ quantitatively derived Required Business Performance® (RBP®) Probability scores. The Acquiring Fund will be actively managed by NAA and will use qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities and other assets that, in combination, are expected to exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index. Because it is actively managed, the Acquiring Fund may buy and sell securities more frequently than the Acquired Fund, which may result in higher transaction costs.

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●	Types of Securities: The Acquired Fund invests primarily in common stocks and REITs and may invest in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents, in order to improve liquidity, reduce transaction costs and help the Acquired Fund stay fully invested, or obtain the desired exposure to securities comprising the Guggenheim RBP® Large-Cap Defensive IndexSM, and not to be used for hedging or speculative investment purposes. The Acquiring Fund will invest in common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), and investment vehicles, such as mutual funds and ETFs, for investment purposes.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Large-Cap Defensive IndexSM, which is composed of securities in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in large-capitalization securities, which it defines as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

●	Value Investing: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Defensive IndexSM, which seeks to select stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving below average economic and market sensitivity relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in securities that NAA considers having “value” characteristics, which the Acquiring Fund defines as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	Concentration: The Acquired Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Guggenheim RBP® Large-Cap Defensive IndexSM is so concentrated while the Acquiring Fund will not invest more than 25% of its total assets in a particular industry, with certain exceptions.

Guggenheim RBP® Large-Cap Value Fund / NAA Large Cap Value Fund

●	Securities Selection Approach: The Acquired Fund is managed by a passive strategy designed to track the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM, which is composed of certain common stocks and units of beneficial ownership in real estate investment trusts (“REITs”) in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM selected by an affiliate-index calculation agent, S&P Dow Jones Indices LLC, applying a systematic, rules-based process that utilizes Guggenheim Investments’ quantitatively derived Required Business Performance® (RBP®) Probability scores. The Acquiring Fund will be actively managed by NAA and will use qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index. Because it is actively managed, the Acquiring Fund may buy and sell securities more frequently than the Acquired Fund, which may result in higher transaction costs.

●	Types of Securities: The Acquired Fund invests primarily in common stocks and REITs and may invest in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents, in order to improve liquidity, reduce transaction costs and help the Acquired Fund stay fully invested, or obtain the desired exposure to securities comprising the Guggenheim RBP® Large-Cap Value IndexSM, and not to be used for hedging or speculative investment purposes. The Acquiring Fund will invest in common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), and investment vehicles, such as mutual funds and ETFs, for investment purposes.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Large-Cap Value IndexSM, which is composed of securities in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in large-capitalization securities, which it defines as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

●	Value Investing: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Large-Cap Value IndexSM, which seeks to select stocks from the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score. The Acquiring Fund invests in securities that NAA considers having “value” characteristics, which the Acquiring Fund defines as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	Concentration: The Acquired Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Guggenheim RBP® Large-Cap Value IndexSM is so concentrated while the Acquiring Fund will not invest more than 25% of its total assets in a particular industry, with certain exceptions.

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Q. Are there differences between the principal investment risks for each Acquired Fund and its corresponding Acquiring Fund?

A. Due to the differences in the principal investment strategies, there are differences in the principal investment risks for each Acquired Fund and the Acquiring Fund. See “Principal Risks” in the Proxy Statement/Prospectus for more information.

Q. How will the Reorganizations affect shareholder fees and expenses?

A. The Acquiring Fund is subject to a management fee that is lower than the management fee of Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, and Guggenheim RBP® Large-Cap Value Fund, and the same as the management fee as Guggenheim Large Cap Value Fund. It is anticipated that the total annual fund operating expenses after fee waiver and/or expense reimbursement (i.e., on a net basis) of the Acquiring Fund will be lower than those of each Acquired Fund at least until January 31, 2027. The Acquiring Fund will be subject to a fee waiver and/or expense reimbursement agreement until January 31, 2027.

No sales charge will be assessed to shares received in connection with the Reorganizations.

See “Comparison of Fees and Expenses” in the Proxy Statement/Prospectus for more information.

Q. Who is NAA?

A. NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is an investment adviser registered with the SEC. As of December 31, 2023, NAA had approximately $195.5 million in assets under management. NAA provides investment advisory services to private funds, institutional investors, and high-net-worth individuals. Its services primarily focus on equity and fixed-income strategies, using its proprietary H-Factor investment methodology. NAA specializes in investment strategies based on quantitative models and relies primarily on third-party investment data and research.

Q. Who will bear the expenses of the Reorganizations and related costs?

A. NAA and Guggenheim Investments or their affiliates will bear the costs incurred with respect to the proposing and soliciting approval of the Reorganizations, including, but not limited to, costs associated with the organization of the Acquiring Fund, preparing, printing and distributing the Proxy Statement/Prospectus, proxy solicitation, expenses of holding shareholders’ meetings, and legal, accounting and securities registration fees. Neither the Acquiring Fund nor the Acquired Funds will bear any of these costs.

It is expected that there will be minimal or no portfolio holdings transitioning prior to the Reorganizations. The Acquiring Fund is expected to reposition its portfolio holdings shortly after the Reorganizations to align the portfolio with the Acquiring Fund’s strategies. NAA intends to conduct such repositioning in a tax efficient manner while minimizing trading costs. The costs (e.g., brokerage commissions and transaction costs) of transitioning the portfolio of the Fund after the Reorganizations will be borne by the Acquiring Fund (and thus the shareholders of the Acquiring Fund at such time as any transitioning occurs). In addition, any such portfolio transitioning may result in the recognition of income or capital gain or loss by the Acquiring Fund, which may result in taxable distributions to shareholders of the Acquiring Fund. The actual tax consequences are dependent on the portfolio composition, market conditions and other factors, including the tax attributes of the Acquiring Fund and its ability to use its and/or the Acquired Funds’ losses to offset gains, at the time of such portfolio transitioning.

See “Information About the Reorganizations – Portfolio Transitioning” and “Information About the Reorganizations – U.S. Federal Income Tax Consequences” in the Proxy Statement/Prospectus for more information.

Q. Will the Reorganizations create a taxable event?

A. It is anticipated that each Reorganization will qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Acquired Funds, the Acquiring Fund and their respective shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by each Reorganization Agreement. Specifically, it is expected that the Acquired Funds will recognize no gain or loss upon the acquisition by the Acquiring Fund of the assets and the assumption of the liabilities, if any, of the Acquired Funds. In addition, when shares held by shareholders of the Acquired Funds are exchanged for Acquiring Fund shares pursuant to the Reorganizations, it is expected that the shareholders of the Acquired Funds will recognize no gain or loss on the exchange, and that each shareholder of the Acquired Funds will have the same aggregate tax basis and holding period with respect to the Acquiring Fund shares received as the shareholder’s tax basis and holding period in its Acquired Fund shares immediately before the exchange.

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See “Information About the Reorganizations – U.S. Federal Income Tax Consequences” in the Proxy Statement/Prospectus for more information.

Shareholders should consult their tax advisers about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the U.S. federal income tax consequences of the Reorganizations only.

Q. What are the potential benefits from the Reorganizations?

A. The Reorganizations will enable shareholders to continue to hold an investment in a mutual fund with similar investment strategies. The Acquiring Fund will be managed by an adviser dedicated to the continuation of the Funds and in growing the Acquiring Fund in order to seek to achieve economies of scale. Further, it is anticipated that the total annual fund operating expenses after fee waiver and/or expense reimbursement (i.e., on a net basis) of the Acquiring Fund will be lower than those of the corresponding Acquired Fund at least until January 31, 2027. The Acquiring Fund will be subject to a fee waiver and/or expense reimbursement agreement until January 31, 2027.

Q. Have the Boards of Trustees of Guggenheim Funds Trust and Transparent Value Trust approved each Reorganization Agreement?

A. Yes. Following an extensive due diligence process to evaluate the proposed Reorganizations, the Guggenheim Boards unanimously approved each Reorganization Agreement and recommend that you vote “FOR” Proposal 1, as applicable (i.e., each Reorganization Agreement).

The Board of Trustees of New Age Alpha Funds Trust also approved each Reorganization Agreement.

Q. What happens if shareholders do not approve the Reorganizations?

A. Shareholders of each Acquired Fund will vote separately on each proposal as it relates to that Acquired Fund. Approval of the Reorganization related to Guggenheim Large Cap Value Fund will require a majority of the shares voted at the Special Meeting when a quorum is present. Approval of each Reorganization related to Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, and Guggenheim RBP® Large-Cap Value Fund will require a majority of the votes of the applicable Acquired Fund entitled to be cast held by shareholders of each Fund present at the Special Meeting when a quorum is present with respect to such Acquired Fund. If shareholders of an Acquired Fund do not approve the Reorganization of that Acquired Fund, Guggenheim Investments expects to recommend that the applicable Guggenheim Board approve the liquidation of the Acquired Fund, which does not require shareholder approval.

Q. How do I vote?

A. You may submit your proxy card in one of four ways:

●	By Internet. The web address and instructions for voting can be found on the enclosed proxy card. You will be required to provide your control number located on the proxy card.

●	By Telephone. The toll-free number for telephone voting can be found on the enclosed proxy card. You will be required to provide your control number located on the proxy card.

●	By Mail. Mark the enclosed proxy card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the proxy card.

●	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please contact the Proxy Solicitor toll-free at (866) 864-7964.

To be certain your vote will be counted, a properly executed proxy card must be received no later than 11:59 p.m. ET, on October 23, 2024.

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Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at (866) 864-7964. (See “Voting Information” for more information on the Proxy Solicitor.)

Q. When and where will the Special Meeting be held?

A. The Special Meeting is scheduled to be held at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 11:00 a.m., Central Time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please contact the Proxy Solicitor toll-free at (866) 864-7964.

Q. Why does the Proxy Statement/Prospectus list multiple funds?

A. The Acquired Funds are proposed to reorganize into the same Acquiring Fund, and it is cost-efficient to have a joint Proxy Statement/Prospectus and joint Special Meeting. The Special Meeting is scheduled as a joint meeting of the Acquired Funds, whose votes on similar proposals applicable to such Acquired Funds are being solicited separately, because the shareholders of the Acquired Funds are expected to consider and vote on similar matters.

Shareholders of each Acquired Fund will vote separately on the respective proposal relating to the applicable Acquired Fund. In any event, an unfavorable vote on any proposal by the shareholders of one Acquired Fund will not affect the implementation of such proposal by another Acquired Fund if the proposal is approved by the shareholders of that Acquired Fund and if all conditions necessary to the Reorganization are met. Assuming the Reorganization of Guggenheim Large Cap Value Fund is consummated, the Acquiring Fund will assume the performance history of Guggenheim Large Cap Value Fund at the closing of the Reorganizations.

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INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

2.	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

For example:

REGISTRATION VALID

CORPORATE ACCOUNTS
(1)	ABC Corp.	ABC Corp. John Doe, Treasurer
(2)	ABC Corp.	John Doe
(3)	ABC Corp. c/o John Doe	John Doe
(4)	ABC Corp. Profit Sharing Plan	John Doe

PARTNERSHIP ACCOUNTS
(1)	The XYZ Partnership	Jane B. Smith, Partner
(2)	Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

TRUST ACCOUNTS
(1)	ABC Trust	Jane B. Doe, Trustee
(2)	Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01

CUSTODIAL OR ESTATE ACCOUNTS
(1)	John B. Smith, Cust f/b/o	John B. Smith, Custodian f/b/o
	John B. Smith, Jr. UGMA/UTMA	John B. Smith, Jr. UGMA/UTMA

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

Please choose one of the following options to vote your shares:

●	AUTHORIZE YOUR PROXY THROUGH THE INTERNET. You may authorize your proxy by logging into the Internet site indicated on your proxy card and following the instructions on the website. In order to log on, you will need the control number found on your proxy card.

●	AUTHORIZE YOUR PROXY BY TELEPHONE. You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.

●	VOTE BY MAIL. You may cast your vote by signing, dating and mailing the enclosed proxy card in the postage-paid envelope provided.

●	VOTE IN PERSON AT THE SPECIAL MEETING.

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COMBINED PROXY Statement/Prospectus

DATED SEPTEMBER 4, 2024

PROXY STATEMENT FOR

GUGGENHEIM LARGE CAP VALUE FUND

(a series of Guggenheim Funds Trust)

AND

GUGGENHEIM RBP® DIVIDEND FUND

GUGGENHEIM RBP® LARGE-CAP DEFENSIVE FUND

GUGGENHEIM RBP® LARGE-CAP VALUE FUND

(series of Transparent Value Trust)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(301) 296-5100

PROSPECTUS FOR

NEW AGE ALPHA LARGE CAP VALUE FUND

(a series of New Age Alpha Funds Trust)

555 Theodore Fremd Avenue, Suite A-101

Rye, New York 10580
(212) 922-2699

This Proxy Statement/Prospectus is being furnished in connection with a solicitation of proxies made by, and on behalf of, the Boards of Trustees of Guggenheim Funds Trust and Transparent Value Trust (the “Guggenheim Boards”), in connection with the joint special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Guggenheim Large Cap Value Fund, a series of the Guggenheim Funds Trust, Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund, each a series of Transparent Value Trust (each, an “Acquired Fund” and collectively, the “Acquired Funds”). The Special Meeting is scheduled to be held on October 24, 2024, at 11:00 a.m., Central Time, at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606.

Shareholders of record of the Acquired Funds at the close of business on August 19, 2024 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting. This Proxy Statement/Prospectus, proxy card and accompanying Notice of Special Meeting of Shareholders will be first sent or given to shareholders of the Acquired Funds on or about September 6, 2024.

At the Special Meeting, shareholders will be asked to consider and vote on the following proposals:

1)

To approve:

1(a). An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim Large Cap Value Fund into NAA Large Cap Value Fund;

1(b). An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim RBP® Dividend Fund into NAA Large Cap Value Fund;

1(c). An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim RBP® Large-Cap Defensive Fund into NAA Large Cap Value Fund;

1(d). An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim RBP® Large-Cap Value Fund into NAA Large Cap Value Fund (each a “Reorganization” and collectively the “Reorganizations”); and

2)	To transact such other business as may properly come before the Special Meeting.

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The Acquiring Fund is a newly-created series of New Age Alpha Funds Trust and will not commence investment operations until the consummation of one or more of the Reorganizations. Each of the Acquired Funds and the Acquiring Fund is a series of a Delaware statutory trust that is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of Guggenheim Large Cap Value Fund is substantively the same as the Acquiring Fund’s investment objective. Each of the investment objectives of Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund is different from the investment objective of the Acquiring Fund, as described below. Each Acquired Fund’s principal investment strategies are similar to those of the Acquiring Fund. However, there are several important differences, as described below. For more information, see “Comparison of the Acquired Fund and the Acquiring Fund” below.

If shareholders of an Acquired Fund approve the respective Reorganization and other necessary conditions to the Reorganization are met, a shareholder of such Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange, usually 4:00 p.m. Eastern time, on the closing day of the Reorganization.

You are being asked to consider and vote on an Agreement and Plan of Reorganization for your Acquired Fund (each, a “Reorganization Agreement”) pursuant to which a Reorganization would be accomplished. This Proxy Statement/Prospectus sets forth concisely the information shareholders of each Acquired Fund should know before voting on the Reorganization and constitutes an offering of the shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about each Acquired Fund and the Acquiring Fund, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

●	The Statement of Additional Information dated September 4, 2024, relating to this Proxy Statement/Prospectus (Securities Act File No. 333-280903);

●	Prospectuses for the Acquired Funds, dated January 31, 2024, as may be supplemented (Securities Act File No. 002-19458 for Guggenheim Funds Trust and Securities Act File No. 333-159992 for Transparent Value Trust; Accession Number 0001193125-24-016994 for Guggenheim Funds Trust and Accession Number 0001193125-24-016997 for Transparent Value Trust);

●	Statements of Additional Information of the Acquired Funds, dated January 31, 2024, as may be supplemented (Securities Act File No. 002-19458 for Guggenheim Funds Trust and Securities Act File No. 333-159992 for Transparent Value Trust; Accession Number 0001193125-24-016994 for Guggenheim Funds Trust and Accession Number 0001193125-24-016997 for Transparent Value Trust);

●

Annual Reports to shareholders of the Acquired Funds for the period ended September 30, 2023 (Accession Number 0001398344-23-022317 for Guggenheim Funds Trust and Accession Number 0001398344-23-022319 for Transparent Value Trust);

●

Semi-Annual Reports to shareholders of the Acquired Funds for the period ended March 31, 2024 (Accession Number 0001398344-24-011125 for Guggenheim Funds Trust and Accession Number 0001398344-24-011094 for Transparent Value Trust);

●	Prospectus for the Acquiring Fund, as may be supplemented (Securities Act File No. 333-277581; Accession Number 0001999371-24-011254); and

●	Statement of Additional Information of the Acquiring Fund, as may be supplemented (Securities Act File No. 333-277581; Accession Number 0001999371-24-011254).

The policies and procedures set forth in Appendix C to this Proxy Statement/Prospectus will apply to the shares issued by the Acquiring Fund in connection with each Reorganization. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

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Additional copies of the foregoing (other than the Statement of Additional Information relating to this Proxy Statement/Prospectus, which is not available on http://www.guggenheiminvestments.com or www.naafunds.com) and any more recent reports filed after the date hereof may be obtained without charge:

for the Acquiring Fund:

By Phone:	(833) 840-3937
By Mail:	[Name of Fund] c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707
By Internet:	www.naafunds.com

for the Acquired Funds:

By Phone:	800-820-0888
By Mail:	Guggenheim Investments
805 King Farm Boulevard, Suite 600
Rockville, MD 20850
By Internet:	http://www.guggenheiminvestments.com

You also may view or obtain these documents from the SEC:

By e-mail:	publicinfo@sec.gov (duplicating fee required)
By Internet:	www.sec.gov

The Guggenheim Boards know of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, the persons named in the enclosed proxy card intend to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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15

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

The Guggenheim Boards, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”) of Guggenheim Funds Trust or Transparent Value Trust, have approved each Reorganization Agreement.

Subject to shareholder approval, each Reorganization Agreement provides for:

●	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

●	the assumption by the Acquiring Fund of all liabilities of the Acquired Fund;

●	the distribution of an equal net asset value of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and

●	the complete liquidation of the Acquired Fund.

If shareholders of an Acquired Fund approve the Reorganization for such Acquired Fund and other necessary conditions to the Reorganization are met, that Acquired Fund’s shareholders would become shareholders of the same class of shares of the Acquiring Fund. Each Reorganization is expected to be effective on October 25, 2024 (the “Closing Date”). Each shareholder of an Acquired Fund will hold, immediately after the close of the respective Reorganization, shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of shares of the Acquired Fund held by such shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganizations, you should note that:

●	The Acquired Funds and the Acquiring Fund are each an open-end, management investment company registered with the SEC. The Acquiring Fund is a series of New Age Alpha Funds Trust, which is organized as a statutory trust under the laws of the State of Delaware. The Acquired Funds are series of Guggenheim Funds Trust or Transparent Value Trust, as applicable, which are also organized as statutory trusts under the laws of the State of Delaware. The Acquiring Fund is a newly-created series of New Age Alpha Funds Trust and will not commence operations until the consummation of one or more of the Reorganizations.

●	New Age Alpha Advisors, LLC (“NAA”) serves as the investment adviser of the Acquiring Fund.

●	Security Investors, LLC currently serves as the adviser for Guggenheim Large Cap Value Fund and Guggenheim Partners Investment Management, LLC, (with Security Investors, LLC, “Guggenheim Investments” or the “Acquired Fund Manager”) currently serves as the adviser for Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund. Guggenheim Investments will not provide services to the Acquiring Fund.

●	Guggenheim Large Cap Value Fund’s investment objective is substantively the same as the Acquiring Fund’s investment objective. The investment objectives of Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund are different from the Acquiring Fund’s investment objective.

●	The Funds have similar principal investment strategies, however, there are certain key differences, as outlined below:

●	NAA pursues investment strategies to invest the assets of the Acquiring Fund based on quantitative and actuarial methodologies and relies primarily on third-party investment data and research to invest the assets of the Funds.

●	NAA applies its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities.

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Guggenheim Large Cap Value Fund / NAA Large Cap Value Fund

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Definition of “Large Capitalization”: The Acquired Fund generally considers large capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index, while the Acquiring Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

Guggenheim RBP® Dividend Fund / NAA Large Cap Value Fund

●	Securities Selection Approach: The Acquired Fund is managed by a passive strategy designed to track the total return performance of the Guggenheim RBP® Dividend IndexSM, which is composed of certain common stocks and units of beneficial ownership in real estate investment trusts (“REITs”) in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM selected by an affiliate index calculation agent, S&P Dow Jones Indices LLC, applying a systematic, rules-based process that utilizes Guggenheim Investments’ quantitatively derived Required Business Performance® (RBP®) Probability scores. The Acquiring Fund will be actively managed by NAA and will use qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index. Because it is actively managed, the Acquiring Fund may buy and sell securities more frequently than the Acquired Fund, which may result in higher transaction costs.

●	Types of Securities: The Acquired Fund invests primarily in common stocks and REITs and may invest in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents, in order to improve liquidity, reduce transaction costs and help the Acquired Fund stay fully invested, or obtain the desired exposure to securities comprising the Guggenheim RBP® Dividend IndexSM, and not to be used for hedging or speculative investment purposes. The Acquiring Fund will invest in common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), and investment vehicles, such as mutual funds and ETFs, for investment purposes.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Dividend IndexSM, which is composed of securities in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM. The Acquiring Fund invests in large-capitalization securities, which it defines as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

●	Value Investing: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Dividend IndexSM, which seeks to select dividend paying stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score and deliver dividend yield in excess of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in securities that NAA considers having “value” characteristics, which the Acquiring Fund defines as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	Concentration: The Acquired Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Guggenheim RBP® Dividend IndexSM is so concentrated while the Acquiring Fund will not invest more than 25% of its total assets in a particular industry, with certain exceptions.

Guggenheim RBP® Large-Cap Defensive Fund / NAA Large Cap Value Fund

●	Securities Selection Approach: The Acquired Fund is managed by a passive strategy designed to track the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM, which is composed of certain common stocks and units of beneficial ownership in real estate investment trusts (“REITs”) in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM selected by an affiliate index calculation agent, S&P Dow Jones Indices LLC, applying a systematic, rules-based process that utilizes Guggenheim Investments’ quantitatively derived Required Business Performance® (RBP®) Probability scores. The Acquiring Fund will be actively managed by NAA and will use qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index. Because it is actively managed, the Acquiring Fund may buy and sell securities more frequently than the Acquired Fund, which may result in higher transaction costs.

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●	Types of Securities: The Acquired Fund invests primarily in common stocks and REITs and may invest in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents, in order to improve liquidity, reduce transaction costs and help the Acquired Fund stay fully invested, or obtain the desired exposure to securities comprising the Guggenheim RBP® Large-Cap Defensive IndexSM, and not to be used for hedging or speculative investment purposes. The Acquiring Fund will invest in common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), and investment vehicles, such as mutual funds and ETFs, for investment purposes.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Large-Cap Defensive IndexSM, which is composed of securities in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in large-capitalization securities, which it defines as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

●	Value Investing: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Defensive IndexSM, which seeks to select stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving below average economic and market sensitivity relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in securities that NAA considers having “value” characteristics, which the Acquiring Fund defines as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	Concentration: The Acquired Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Guggenheim RBP® Large-Cap Defensive IndexSM is so concentrated while the Acquiring Fund will not invest more than 25% of its total assets in a particular industry, with certain exceptions.

Guggenheim RBP® Large-Cap Value Fund / NAA Large Cap Value Fund

●	Securities Selection Approach: The Acquired Fund is managed by a passive strategy designed to track the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM, which is composed of certain common stocks and units of beneficial ownership in real estate investment trusts (“REITs”) in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM selected by an affiliate index calculation agent, S&P Dow Jones Indices LLC, applying a systematic, rules-based process that utilizes Guggenheim Investments’ quantitatively derived Required Business Performance® (RBP®) Probability scores. The Acquiring Fund will be actively managed by NAA and will use qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index. Because it is actively managed, the Acquiring Fund may buy and sell securities more frequently than the Acquired Fund, which may result in higher transaction costs.

●	Types of Securities: The Acquired Fund invests primarily in common stocks and REITs and may invest in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents, in order to improve liquidity, reduce transaction costs and help the Acquired Fund stay fully invested, or obtain the desired exposure to securities comprising the Guggenheim RBP® Large-Cap Value IndexSM, and not to be used for hedging or speculative investment purposes. The Acquiring Fund will invest in common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), and investment vehicles, such as mutual funds and ETFs, for investment purposes.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Large-Cap Value IndexSM, which is composed of securities in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in large-capitalization securities, which it defines as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

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●	Value Investing: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Large-Cap Value IndexSM, which seeks to select stocks from the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score. The Acquiring Fund invests in securities that NAA considers having “value” characteristics, which the Acquiring Fund defines as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	Concentration: The Acquired Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Guggenheim RBP® Large-Cap Value IndexSM is so concentrated while the Acquiring Fund will not invest more than 25% of its total assets in a particular industry, with certain exceptions.

●

Due to the differences in the principal investment strategies, there are differences in the principal investment risks for each Acquired Fund and the Acquiring Fund. See “Principal Risks” in this Proxy Statement/Prospectus for more information.

●	Each of the Reorganizations is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, neither the Acquired Funds or their shareholders, nor the Acquiring Fund or its shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes from the corresponding Reorganizations.

Background and Reasons for the Reorganizations

Guggenheim Investments intends to focus its business and resources for growth on its core strengths in fixed income strategies. Guggenheim Investments has concluded that the Acquired Funds, which follow equity and related investment strategies, are not aligned with Guggenheim Investments’ focus and growth plans. In addition, Guggenheim Investments believes the Acquired Funds have little prospect for growth in their current state and thus no prospect of achieving or maintaining the scale needed to be viable. Guggenheim Investments intends to no longer manage these equity and related investment strategies.

After exploring a number of alternatives to the Reorganizations, including investment strategy changes, reorganizations with other Guggenheim Investments’ funds and liquidation, Guggenheim Investments recommended to the Guggenheim Boards, and the Guggenheim Boards approved, subject to shareholder approval, each Reorganization. This recommendation was made, in part, because of Guggenheim Investments’ belief that NAA has the investment management, operational, and financial capabilities and resources to manage the Acquiring Fund, including investment methodologies that Guggenheim Investments believes could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders. The Acquiring Fund has no operating history or outside investors and has been created for the purpose of the Reorganizations.

Guggenheim Investments and NAA entered into a separate agreement pursuant to which NAA will acquire certain assets related to Guggenheim Investments’ business of providing investment management services, including to each Acquired Fund. The completion of this transaction and each Reorganization is subject to certain conditions, including shareholder approval of a sufficient portion of the Reorganizations and the reorganizations of other funds managed by Guggenheim Investments meeting the minimum aggregate net asset value requirement to close the transaction.

This transaction, of which the Reorganizations form a part, is an aspect of NAA’s business plan. The co-founders of NAA are familiar with Guggenheim Investments and certain funds advised by Guggenheim Investments because of previous relationships with Guggenheim Investments, particularly that the co-founders of NAA previously co-founded the predecessor to Guggenheim’s transparent value business, including Transparent Value Trust, which Guggenheim Investments acquired in 2009, and continued to manage the business within Guggenheim Investments for more than six years. Due in part to these previous relationships and NAA’s interest in the transparent value business over several years, NAA was a firm that expressed to Guggenheim an interest in acquiring some or all of the Acquired Funds.

Central to NAA’s investment methodology is the application of its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. H-Factor will be incorporated into the management of the Acquiring Fund.

Guggenheim Investments believes that NAA’s rules-based approach utilizing H-Factor has the potential to lead to strong performance and growth over time for the Acquiring Fund after the Reorganizations. Guggenheim Investments also believes that NAA has the investment management, operational and financial capabilities and resources to manage the Acquiring Fund after the Reorganizations.

19

THE GUGGENHEIM BOARDS RECOMMEND SHAREHOLDERS VOTE FOR THE REORGANIZATION AGREEMENTS

After careful consideration of each proposed Reorganization over a course of multiple Board meetings beginning on January 17, 2024, and ending on May 24, 2024, the Guggenheim Boards determined that each Reorganization was in the best interests of each Acquired Fund and its shareholders. In making this determination, the Guggenheim Boards considered information provided by Guggenheim Investments and NAA with respect to the potential benefits of the Reorganizations to each Acquired Fund and its shareholders, including that the Acquired Funds may benefit from NAA’s investment management, operational, and financial capabilities and resources which could deliver strong investment performance and less volatility over time for the Acquired Fund and its shareholders. In addition, the Guggenheim Boards considered that the Reorganizations are designed as tax-free reorganizations into a single Acquiring Fund with substantively the same investment objective as the Guggenheim Large Cap Value Fund and similar principal investment strategies and risks as those of each Acquired Fund. The Guggenheim Boards noted that the investment objective of the Acquiring Fund is different from the investment objectives of the Guggenheim RBP® Dividend Fund, the Guggenheim RBP® Large-Cap Defensive Fund and the Guggenheim RBP® Large-Cap Value Fund (the “RBP Acquired Funds”), as the RBP Acquired Funds are passively managed while the Acquiring Fund will be actively managed. In addition to the factors noted above, the Guggenheim Boards considered that each Acquired Fund would be subject to the same or a lower management fee after the Reorganizations and that, at least until January 31, 2027, total annual fund operating expenses after fee waivers and/or expense reimbursements (i.e., on a net basis) would be lower than each Acquired Fund’s current total annual fund operating expenses after fee waivers and/or expense reimbursements. The Guggenheim Boards noted that the Acquiring Fund will be subject to a fee waiver and/or expense reimbursement agreement until January 31, 2027. The Guggenheim Boards also considered that, given Guggenheim Investments’ decision to no longer manage the Acquired Funds, the Reorganizations would provide individual shareholders the ability to choose a non-taxable option that allows for continuity of investment as an alternative to liquidation of the Acquired Funds, which would, for tax purposes, trigger any gain or loss that individual shareholders not investing through tax-advantaged accounts have in their shares of the Acquired Funds. The Guggenheim Boards recommend that shareholders of each Acquired Fund vote FOR its Reorganization Agreement.

Please see “Factors Considered by the Guggenheim Boards in Approving each Reorganization Agreement” in the section titled “INFORMATION ABOUT THE REORGANIZATIONS” in this Proxy Statement/Prospectus for more information regarding the Guggenheim Boards’ considerations.

GUGGENHEIM BOARDS RECOMMENDATION

Each Guggenheim Board, as applicable, recommends that you vote “FOR” each proposal (i.e., each Reorganization).

20

PROPOSALS

Proposal 1(a)	Approval of the Reorganization Agreement providing for the Reorganization of Guggenheim Large Cap Value Fund into NAA Large Cap Value Fund

COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are substantively the same, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks long-term growth of capital.	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by large capitalization companies. In addition, Burak Hurmeydan, who serves as a portfolio manager of the Acquired Fund, will join NAA and continue to be a portfolio manager for the Acquiring Fund and will provide continuity of investment strategies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Definition of “Large Capitalization”: The Acquired Fund generally considers large capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index, while the Acquiring Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000® Value Index. Although a universal definition of large market capitalization companies does not exist, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values. As of December 31, 2023, the Russell 1000® Value Index consisted of securities of companies with market capitalizations that ranged from approximately $270.2 million to $773.4 billion.

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that NAA considers having “value” characteristics. The Fund defines:

●    “value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●    “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024.

Acquired Fund	Acquiring Fund

In choosing securities, the Acquired Fund Manager primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Acquired Fund Manager uses a blend of quantitative and fundamental analysis to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquired Fund Manager regularly evaluates the metrics and data underlying the quantitative model and, from time to time, may make adjustments for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.

The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets, or to increase returns. The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Acquired Fund Manager’s expectations, among other reasons.

The Fund may invest in a limited number of sectors or industries.

Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETF”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P 500 Value Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of the Acquiring Fund are identified below. Key differences in principal risks are that the Acquired Fund considers counterparty credit risk, derivatives risk, liquidity and valuation risk, quantitative investing risk, real estate investments risk, regulatory and legal risk and sector emphasis risk to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers limited operating history risk, preferred stock risk, warrants risk and options risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

Risk Factor	Acquired Fund	Acquiring Fund
Convertible Securities Risk	X	X
Counterparty Credit Risk	X
Depositary Receipt Risk	X	X
Derivatives Risk	X
Equity Securities Risk	X	X
Foreign Securities and Currency Risk	X	X
Investment in Investment Vehicles Risk	X	X
Large-Capitalization Securities Risk	X	X
Limited Operating History Risk		X
Liquidity and Valuation Risk	X
Management Risk	X	X
Market Risk	X	X
Options Risk		X
Preferred Stock Risk		X
Quantitative Investing Risk	X
Real Estate Investments Risk	X
Regulatory and Legal Risk	X
REIT Risk	X	X
Sector Emphasis Risk	X
Value Stocks Risk	X	X
Warrants Risk		X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Fund is newly formed, and its investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history. For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term. Given that the Acquiring Fund is being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Fund, resulting in the potential for increased portfolio turnover and related tax consequences. Additionally, while the Acquiring Fund’s service providers are developing familiarity with the Acquiring Fund and its investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks, may have fewer resources to enable it to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser. A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended September 30, 2023, the Acquired Fund’s portfolio turnover rate was 19% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance.

Guggenheim Large Cap Value Fund

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Calendar Year Returns – Class A

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	18.64%
Lowest Quarter	March 31, 2020	-27.95%

Year to date total return as of June 30, 2024, is 8.48%.

Average Annual Total Returns (for the periods ended December 31, 2023)

	Inception	1 Year	5 Years	10 Years or, if Shorter, Since Inception
Class A	8/7/1944
Return Before Taxes		3.67%	10.10%	7.68%
Return After Taxes on Distributions		0.67%	7.67%	5.57%
Return After Taxes on Distributions and Sale of Fund Shares		3.74%	7.46%	5.53%
Class C—Before Taxes	1/29/1999	7.05%	10.34%	7.39%
Institutional Class—Before Taxes	6/7/2013	9.09%	11.45%	8.47%
Class P—Before Taxes	5/1/2015	8.84%	11.18%	8.28%[1]
Index
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		11.46%	10.91%	8.40%[2]

1	Performance reflects return since inception of Class P shares.

2	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information.

Information About Management of the Funds

General

Security Investors, LLC

Security Investors, LLC, located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $9.8 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended September 30, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Guggenheim Large Cap Value Fund	0.65%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Large Cap Value Fund	0.65%

The Acquired Fund Manager has contractually agreed through February 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Guggenheim Large Cap Value Fund	Expense Limit
Class A	1.15%
Class C	1.90%
Institutional Class	0.90%
Class P	1.15%

Under an amended expense limitation agreement, NAA has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an annual percentage of average daily net assets for each class of shares as set forth below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

NAA Large Cap Value Fund	Expense Limit
Class A	1.10%
Class C	1.85%
Institutional Class	0.85%
Class P	1.10%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund except that Burak Hurmeydan, a portfolio manager of the Acquired Fund, will also serve as a portfolio manager of the Acquiring Fund if the Reorganization is consummated. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Guggenheim Large Cap Value Fund— James P. Schier (since 2015), David G. Toussaint (since 2017), Chris Phalen (since 2023), Gregg Strohkorb (since 2015), Farhan Sharaff (since 2015), and Burak Hurmeydan (since 2018)	NAA Large Cap Value Fund—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024).

Acquired Fund and Acquiring Fund

Burak Hurmeydan, Ph.D., has served as a Portfolio Manager of the Fund since 2018. He is a Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Guggenheim Alpha Opportunity Fund since January 2015, Guggenheim Directional Allocation Fund since 2018, and Guggenheim Market Neutral Real Estate Fund and Guggenheim Risk Managed Real Estate Fund since May 2024. Dr. Hurmeydan joined the Acquired Fund Manager in 2011 as an Analyst of Quantitative Strategies. Before joining the Acquired Fund Manager, he was a Quantitative Risk/Research Analyst with Citadel Asset Management from 2008 to 2009. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

Dr. Hurmeydan will be the Head of Quantitative Strategies at NAA. The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Acquired Fund

James P. Schier, CFA, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager, has been the manager of Guggenheim SMid Cap Value Fund since its inception (May 1997), Guggenheim Small Cap Value Fund since its inception (July 2008), and Guggenheim Large Cap Value Fund since August 2015. While employed by the Acquired Fund Manager, he also served as a research analyst. Prior to joining the Acquired Fund Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1993, he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an MBA from Washington University. He is a Chartered Financial Analyst charterholder.

David G. Toussaint, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Guggenheim Large Cap Value Fund, Guggenheim SMid Cap Value Fund and Guggenheim Small Cap Value Fund since January 2017. Mr. Toussaint has more than 25 years of investment industry experience. From 2012 to 2016, Mr. Toussaint was a Senior Equity Research Analyst covering the energy, utilities, and healthcare sectors for the value equity funds. From 2000 to 2012, he served as the portfolio manager for the firm’s high yield mutual fund strategy. Prior to joining the Acquired Fund Manager in 2000, Mr. Toussaint was a fixed-income credit research analyst and an investment accounting manager for Allstate Insurance. Mr. Toussaint earned a B.A. in Economics from the University of Illinois, a M.S. in Accounting from DePaul University and an MBA in Finance from the University of Chicago. He is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst® designation.

Chris Phalen, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Guggenheim Large Cap Value Fund, Guggenheim Small Cap Value Fund, and Guggenheim SMid Cap Value Fund since June 2023. Mr. Phalen joined the Acquired Fund Manager (or its predecessor) in 1993 and has over 25 years of experience in the financial service industry. Mr. Phalen has served as a Senior Equity Research Analyst covering the Industrials and Materials sectors for the value equity funds since 2011 and as the Director of Value Equity Research since 2019. He has also served as head of fixed income at a predecessor firm, Security Global Investors, as a fixed income portfolio manager for Security Benefit Corporation's life insurance general account, and as a mutual fund fixed-income portfolio manager. Mr. Phalen earned a B.S. in Business Administration and Accounting from the University of Kansas. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.

Gregg Strohkorb, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager, has managed Guggenheim SMid Cap Value Fund, Guggenheim Large Cap Value Fund and Guggenheim Small Cap Value Fund since August 2015. Mr. Strohkorb joined the Acquired Fund Manager in 2006 and also serves as a senior quantitative research analyst. Prior to joining the firm, Mr. Strohkorb was a Quantitative Equity Analyst for Denver Investment Advisors and a small hedge fund. In addition, Mr. Strohkorb has extensive experience in software development, systems management and database management. This includes experience with Morgan Stanley in international equity trading, settlement, corporate actions and securities lending systems. He earned a B.S. in Biological Sciences and an M.S. in Applied Science from The College of William and Mary and an MBA in International Business from the American Graduate School of International Management. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Farhan Sharaff, Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Guggenheim Large Cap Value Fund, Guggenheim SMid Cap Value Fund and Guggenheim Small Cap Value Fund since August 2015, Guggenheim Alpha Opportunity Fund since January 2015, Guggenheim World Equity Income Fund since August 2013, and Guggenheim StylePlus—Large Core Fund and Guggenheim StylePlus—Mid Growth Fund since April 2013. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master's degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Proposal 1(b)	Approval of the Reorganization Agreement providing for the Reorganization of Guggenheim RBP® Dividend Fund into NAA Large Cap Value Fund

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are different, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds primarily invest in equity securities. In addition, Burak Hurmeydan, who serves as a portfolio manager of the Acquired Fund, will join NAA and continue to be a portfolio manager for the Acquiring Fund and will provide continuity of investment strategies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Securities Selection Approach: The Acquired Fund is managed by a passive strategy designed to track the total return performance of the Guggenheim RBP® Dividend IndexSM, which is composed of certain common stocks and units of beneficial ownership in real estate investment trusts (“REITs”) in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM selected by an affiliate index calculation agent, S&P Dow Jones Indices LLC, applying a systematic, rules-based process that utilizes Guggenheim Investments’ quantitatively derived Required Business Performance® (RBP®) Probability scores. The Acquiring Fund will be actively managed by NAA and will use qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index. Because it is actively managed, the Acquiring Fund may buy and sell securities more frequently than the Acquired Fund, which may result in higher transaction costs.

●	Types of Securities: The Acquired Fund invests primarily in common stocks and REITs and may invest in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents, in order to improve liquidity, reduce transaction costs and help the Acquired Fund stay fully invested, or obtain the desired exposure to securities comprising the Dividend Index, and not to be used for hedging or speculative investment purposes. The Acquiring Fund will invest in common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), and investment vehicles, such as mutual funds and ETFs, for investment purposes.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Dividend IndexSM, which is composed of securities in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM. The Acquiring Fund invests in large-capitalization securities, which it defines as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

●	Value Investing: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Dividend IndexSM, which seeks to select dividend paying stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score and deliver dividend yield in excess of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in securities that NAA considers having “value” characteristics, which the Acquiring Fund defines as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	Concentration: The Acquired Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Dividend Index is so concentrated while the Acquiring Fund will not invest more than 25% of its total assets in a particular industry, with certain exceptions.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Dividend Index. The Dividend Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Dividend Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Dividend Index seeks to select dividend paying stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score and deliver dividend yield in excess of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM while also achieving certain characteristics similar to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as tracking error). As of December 31, 2023, the Dividend Index was composed of 112 securities. The number of securities comprising the Dividend Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from the Acquired Fund Manager (http://www.rbpinstitute.com).

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax or other diversification requirements that apply to the Fund but not the Index or the Acquired Fund Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, the Acquired Fund Manager will utilize a sampling methodology, or will invest a portion of the assets in total return swaps or similar derivatives to obtain the desired exposure. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of dividend paying companies that comprise the Index at the time of initial purchase. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Acquired Fund Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2023, market capitalizations of companies included in the Dividend Index ranged from approximately $3.7 billion to $3 trillion.

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that NAA considers having “value” characteristics. The Fund defines:

●    “value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●    “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETF”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 500 Value Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoids the overpriced securities and invests in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

Acquired Fund	Acquiring Fund

The Fund also may invest up to 20% of its net assets in common stocks and REITs not included in the Index, but which the Acquired Fund Manager believes will help the Fund track the Index, as well as in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, or obtain the desired exposure to securities comprising the Index, and are not intended to be used for hedging or speculative investment purposes. The Acquired Fund Manager does not invest Fund assets based on its opinion of a security, instrument or company.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers concentration risk, index risk, interest rate risk, mid-capitalization securities risk, non-correlation risk, passive management risk, quantitative investment strategy risk and swap agreements and derivatives risk to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers convertible securities risk, depositary receipt risk, foreign securities and currency risk, limited operating history risk, management style risk, preferred securities risk, value investing risk, warrants risk and options risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

Risk Factor	Acquired Fund	Acquiring Fund
Convertible Securities Risk		X
Depositary Receipt Risk		X
Concentration Risk	X
Equity Securities Risk	X	X
Foreign Securities and Currency Risk		X
Index Risk	X
Interest Rate Risk	X
Investment in Investment Vehicles Risk	X	X
Large-Capitalization Securities Risk	X	X
Limited Operating History Risk		X
Management Style Risk		X
Market Risk	X	X
Mid-Capitalization Securities Risk	X
Non-Correlation Risk	X
Options Risk		X
Passive Management Risk	X
Preferred Securities Risk		X
Quantitative Investment Strategy Risk	X
REITs Risk	X	X
Swap Agreements and Derivatives Risk	X
Value Investing Risk		X
Warrants Risk		X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Fund is newly formed, and its investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history. For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term. Given that the Acquiring Fund is being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Fund, resulting in the potential for increased portfolio turnover and related tax consequences. Additionally, while the Acquiring Fund’s service providers are developing familiarity with the Acquiring Fund and its investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks, may have fewer resources to enable it to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser. A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended September 30, 2023, the Acquired Fund’s portfolio turnover rate was 73% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance.

Guggenheim RBP® Dividend Fund

Calendar Year Returns – Institutional Class

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	22.92%
Lowest Quarter	March 31, 2020	-33.06%

Year to date total return as of June 30, 2024, is 15.00%.

Average Annual Total Returns (for the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	16.75%	12.19%	9.29%
Return After Taxes on Distributions	16.06%	9.76%	6.35%
Return After Taxes on Distributions and Sale of Fund Shares	9.89%	8.68%	6.05%
Class A—Before Taxes	11.10%	10.84%	8.33%
Class C—Before Taxes	14.60%	11.09%	8.19%
Class P—Before Taxes	16.55%	11.92%	9.01%
Index
Dow Jones U.S. Large-Cap Total Stock Market IndexSM (reflects no deduction for fees, expenses or taxes)	26.86%	15.55%	11.88%[1]
Guggenheim RBP® Dividend IndexSM (reflects no deduction for fees, expenses or taxes)	18.08%	13.47%	10.56%[1]

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Institutional Class shares.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares only. After-tax returns for other classes will vary. The returns shown above reflect applicable sales charges, if any.

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information.

Information About Management of the Funds

General

Guggenheim Partners Investment Management, LLC

Guggenheim Partners Investment Management, LLC, located at 100 Wilshire Boulevard, 5th Floor, Santa Monica, California 90401, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $206 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended September 30, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Guggenheim RBP® Dividend Fund	0.75%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Large Cap Value Fund	0.65%

The Acquired Fund Manager has contractually agreed through February 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Guggenheim RBP® Dividend Fund	Expense Limit
Class A	1.20%
Class C	1.95%
Institutional Class	0.95%
Class P	1.20%

Under an amended expense limitation agreement, NAA has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an annual percentage of average daily net assets for each class of shares as set forth below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

NAA Large Cap Value Fund	Expense Limit
Class A	1.10%
Class C	1.85%
Institutional Class	0.85%
Class P	1.10%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund except that Burak Hurmeydan, a portfolio manager of the Acquired Fund, will also serve as a portfolio manager of the Acquiring Fund if the Reorganization is consummated. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Guggenheim RBP® Dividend Fund—Burak Hurmeydan (since 2018), Farhan Sharaff (since 2017), and Douglas Makin (since 2020)	NAA Large Cap Value Fund—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024).

Acquired Fund and Acquiring Fund

Burak Hurmeydan, Ph.D., has served as a Portfolio Manager of the Fund since 2018. He is a Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Guggenheim Alpha Opportunity Fund since January 2015, Guggenheim Directional Allocation Fund since 2018, and Guggenheim Market Neutral Real Estate Fund and Guggenheim Risk Managed Real Estate Fund since May 2024. Dr. Hurmeydan joined the Acquired Fund Manager in 2011 as an Analyst of Quantitative Strategies. Before joining the Acquired Fund Manager, he was a Quantitative Risk/Research Analyst with Citadel Asset Management from 2008 to 2009. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

Dr. Hurmeydan will be the Head of Quantitative Strategies at NAA. The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Acquired Fund

Farhan Sharaff has served as a Portfolio Manager for the Fund since 2017. He is Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Douglas Makin has served as a Portfolio Manager of the Fund since July 2020. He is a Director and Portfolio Manager at the Acquired Fund Manager. Mr. Makin joined the Acquired Fund Manager in 2011 and has over 20 years’ experience in the financial markets across a variety of fields including portfolio management, risk and performance management, product development and trade execution. He currently oversees strategy implementation, working with co-portfolio managers, research analysts and traders to manage day-to-day risk. Prior to joining the Acquired Fund Manager, he has worked as a Senior Equity Analyst at ABN-AMRO in New York where he covered and published research on global telecom companies. Mr. Makin holds a BA in European History from the University of Colorado.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master's degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Proposal 1(c)	Approval of the Reorganization Agreement providing for the Reorganization of Guggenheim RBP® Large-Cap Defensive Fund into NAA Large Cap Value Fund

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are different, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by large capitalization companies. In addition, Burak Hurmeydan, who serves as a portfolio manager of the Acquired Fund, will join NAA and continue to be a portfolio manager for the Acquiring Fund and will provide continuity of investment strategies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Securities Selection Approach: The Acquired Fund is managed by a passive strategy designed to track the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM, which is composed of certain common stocks and units of beneficial ownership in real estate investment trusts (“REITs”) in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM selected by an affiliate index calculation agent, S&P Dow Jones Indices LLC, applying a systematic, rules-based process that utilizes Guggenheim Investments’ quantitatively derived Required Business Performance® (RBP®) Probability scores. The Acquiring Fund will be actively managed by NAA and will use qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index. Because it is actively managed, the Acquiring Fund may buy and sell securities more frequently than the Acquired Fund, which may result in higher transaction costs.

●	Types of Securities: The Acquired Fund invests primarily in common stocks and REITs and may invest in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents, in order to improve liquidity, reduce transaction costs and help the Acquired Fund stay fully invested, or obtain the desired exposure to securities comprising the Defensive Index, and not to be used for hedging or speculative investment purposes. The Acquiring Fund will invest in common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), and investment vehicles, such as mutual funds and ETFs, for investment purposes.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Large-Cap Defensive IndexSM, which is composed of securities in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in large-capitalization securities, which it defines as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

●	Value Investing: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Defensive IndexSM, which seeks to select stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving below average economic and market sensitivity relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in securities that NAA considers having “value” characteristics, which the Acquiring Fund defines as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	Concentration: The Acquired Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Defensive Index is so concentrated while the Acquiring Fund will not invest more than 25% of its total assets in a particular industry, with certain exceptions.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Defensive Index. The Defensive Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Defensive Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Defensive Index seeks to select stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving below average economic and market sensitivity relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and certain characteristics similar to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as tracking error). As of December 31, 2023, the Defensive Index was composed of 106 securities. The number of securities comprising the Defensive Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from the Acquired Fund Manager (http://www.rbpinstitute.com).

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax or other diversification requirements that apply to the Fund but not the Index or the Acquired Fund Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, the Acquired Fund Manager will utilize a sampling methodology, or will invest a portion of the assets in total return swaps or similar derivatives to obtain the desired exposure. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-capitalization companies that comprise the Index at the time of initial purchase. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Acquired Fund Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Large-capitalization companies are those that constitute the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. As of December 31, 2023, market capitalizations of companies included in the Defensive Index ranged from approximately $6.7 billion to $3 trillion..

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that NAA considers having “value” characteristics. The Fund defines:

●    “value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●    “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common of preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETF”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 500 Value Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

Acquired Fund	Acquiring Fund

The Fund also may invest up to 20% of its net assets in common stocks and REITs not included in the Index, but which the Acquired Fund Manager believes will help the Fund track the Index, as well as in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, or obtain the desired exposure to securities comprising the Index, and are not intended to be used for hedging or speculative investment purposes. The Acquired Fund Manager does not invest Fund assets based on its opinion of a security, instrument or company.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers concentration risk, index risk, interest rate risk, non-correlation risk, passive management risk, quantitative investment strategy risk and swap agreements and derivatives risk to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers convertible securities risk, depositary receipt risk, foreign securities and currency risk, limited operating history risk, management style risk, preferred securities risk, value investing risk, warrants risk and options risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

Risk Factor	Acquired Fund	Acquiring Fund
Convertible Securities Risk		X
Depositary Receipt Risk		X
Concentration Risk	X
Equity Securities Risk	X	X
Foreign Securities and Currency Risk		X
Index Risk	X
Interest Rate Risk	X
Investment in Investment Vehicles Risk	X	X
Large-Capitalization Securities Risk	X	X
Limited Operating History Risk		X
Management Style Risk		X
Market Risk	X	X
Non-Correlation Risk	X
Options Risk		X
Passive Management Risk	X
Preferred Securities Risk		X
Quantitative Investment Strategy Risk	X
REITs Risk	X	X
Swap Agreements and Derivatives Risk	X
Value Investing Risk		X
Warrants Risk		X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Fund is newly formed, and its investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history. For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term. Given that the Acquiring Fund is being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Fund, resulting in the potential for increased portfolio turnover and related tax consequences. Additionally, while the Acquiring Fund’s service providers are developing familiarity with the Acquiring Fund and its investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks, may have fewer resources to enable it to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser. A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended September 30, 2023, the Acquired Fund’s portfolio turnover rate was 68% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance.

Guggenheim RBP® Large-Cap Defensive Fund Class

Calendar Year Returns – Institutional Class

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	18.08%
Lowest Quarter	March 31, 2020	-23.15%

Year to date total return as of June 30, 2024, is 15.20%.

Average Annual Total Returns (for the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Class P
Return Before Taxes	20.69%	9.53%	7.89%
Return After Taxes on Distributions	20.53%	7.45%	4.89%
Return After Taxes on Distributions and Sale of Fund Shares	12.25%	7.03%	5.17%
Class A—Before Taxes	15.03%	8.48%	7.22%
Class C—Before Taxes	18.79%	8.73%	7.09%
Institutional Class—Before Taxes	20.95%	9.81%	8.15%
Index
Dow Jones U.S. Large-Cap Total Stock Market IndexSM (reflects no deduction for fees, expenses or taxes)	26.86%	15.55%	11.88%[1]
Guggenheim RBP® Large-Cap Defensive IndexSM (reflects no deduction for fees, expenses or taxes)	22.24%	10.91%	9.29%[1]

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Class P shares.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class P shares only. After-tax returns for other classes will vary. The returns shown above reflect applicable sales charges, if any.

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information.

Information About Management of the Funds

General

Guggenheim Partners Investment Management, LLC

Guggenheim Partners Investment Management, LLC, located at 100 Wilshire Boulevard, 5th Floor, Santa Monica, California 90401, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $206 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended September 30, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Guggenheim RBP® Large-Cap Defensive Fund	0.75%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Large Cap Value Fund	0.65%

The Acquired Fund Manager has contractually agreed through February 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Guggenheim RBP® Large-Cap Defensive Fund	Expense Limit
Class A	1.20%
Class C	1.95%
Institutional Class	0.95%
Class P	1.20%

Under an amended expense limitation agreement, NAA has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an annual percentage of average daily net assets for each class of shares as set forth below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

NAA Large Cap Value Fund	Expense Limit
Class A	1.10%
Class C	1.85%
Institutional Class	0.85%
Class P	1.10%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund except that Burak Hurmeydan, a portfolio manager of the Acquired Fund, will also serve as a portfolio manager of the Acquiring Fund if the Reorganization is consummated. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Guggenheim RBP® Large-Cap Defensive Fund—Burak Hurmeydan (since 2018), Farhan Sharaff (since 2017), and Douglas Makin (since 2020)	NAA Large Cap Value Fund—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024).

Acquired Fund and Acquiring Fund

Burak Hurmeydan, Ph.D., has served as a Portfolio Manager of the Fund since 2018. He is a Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Guggenheim Alpha Opportunity Fund since January 2015, Guggenheim Directional Allocation Fund since 2018, and Guggenheim Market Neutral Real Estate Fund and Guggenheim Risk Managed Real Estate Fund since May 2024. Dr. Hurmeydan joined the Acquired Fund Manager in 2011 as an Analyst of Quantitative Strategies. Before joining the Acquired Fund Manager, he was a Quantitative Risk/Research Analyst with Citadel Asset Management from 2008 to 2009. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

Dr. Hurmeydan will be the Head of Quantitative Strategies at NAA. The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Acquired Fund

Farhan Sharaff has served as a Portfolio Manager for the Fund since 2017. He is Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Douglas Makin has served as a Portfolio Manager of the Fund since July 2020. He is a Director and Portfolio Manager at the Acquired Fund Manager. Mr. Makin joined the Acquired Fund Manager in 2011 and has over 20 years’ experience in the financial markets across a variety of fields including portfolio management, risk and performance management, product development and trade execution. He currently oversees strategy implementation, working with co-portfolio managers, research analysts and traders to manage day-to-day risk. Prior to joining the Acquired Fund Manager, he has worked as a Senior Equity Analyst at ABN-AMRO in New York where he covered and published research on global telecom companies. Mr. Makin holds a BA in European History from the University of Colorado.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master's degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Proposal 1(d)	Approval of the Reorganization Agreement providing for the Reorganization of Guggenheim RBP® Large-Cap Value Fund into NAA Large Cap Value Fund

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are different, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by large capitalization companies. In addition, Burak Hurmeydan, who serves as a portfolio manager of the Acquired Fund, will join NAA and continue to be a portfolio manager for the Acquiring Fund and will provide continuity of investment strategies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Securities Selection Approach: The Acquired Fund is managed by a passive strategy designed to track the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM, which is composed of certain common stocks and units of beneficial ownership in real estate investment trusts (“REITs”) in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM selected by an affiliate index calculation agent, S&P Dow Jones Indices LLC, applying a systematic, rules-based process that utilizes Guggenheim Investments’ quantitatively derived Required Business Performance® (RBP®) Probability scores. The Acquiring Fund will be actively managed by NAA and will use qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index. Because it is actively managed, the Acquiring Fund may buy and sell securities more frequently than the Acquired Fund, which may result in higher transaction costs.

●	Types of Securities: The Acquired Fund invests primarily in common stocks and REITs and may invest in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents, in order to improve liquidity, reduce transaction costs and help the Acquired Fund stay fully invested, or obtain the desired exposure to securities comprising the Value Index, and not to be used for hedging or speculative investment purposes. The Acquiring Fund will invest in common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), and investment vehicles, such as mutual funds and ETFs, for investment purposes.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Large-Cap Value IndexSM, which is composed of securities in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The Acquiring Fund invests in large-capitalization securities, which it defines as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

●	Value Investing: The Acquired Fund invests in securities that comprise the Guggenheim RBP® Large-Cap Value IndexSM, which seeks to select stocks from the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score. The Acquiring Fund invests in securities that NAA considers having “value” characteristics, which the Acquiring Fund defines as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	Concentration: The Acquired Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Value Index is so concentrated while the Acquiring Fund will not invest more than 25% of its total assets in a particular industry, with certain exceptions.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Value Index. The Value Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Value Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Value Index seeks to select stocks from the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving certain characteristics similar the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large- Cap Value Total Stock Market IndexSM (such as tracking error). As of December 31, 2023, the Value Index was composed of 119 securities. The number of securities comprising the Value Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from the Acquired Fund Manager (http://www.rbpinstitute.com).

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax or other diversification requirements that apply to the Fund but not the Index or the Acquired Fund Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, the Acquired Fund Manager will utilize a sampling methodology, or will invest a portion of the assets in total return swaps or similar derivatives to obtain the desired exposure. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-capitalization companies that comprise the Index at the time of initial purchase. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Acquired Fund Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Large-capitalization companies are those that constitute the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM. As of December 31, 2023, market capitalizations of companies included in the Value Index ranged from approximately $6.8 billion to $772.5 billion.

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that NAA considers having “value” characteristics. The Fund defines:

●    “value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●    “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETF”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 500 Value Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company's potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

Acquired Fund	Acquiring Fund

The Fund also may invest up to 20% of its net assets in common stocks and REITs not included in the Index, but which the Acquired Fund Manager believes will help the Fund track the Index, as well as in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, or obtain the desired exposure to securities comprising the Index, and are not intended to be used for hedging or speculative investment purposes. The Acquired Fund Manager does not invest Fund assets based on its opinion of a security, instrument or company.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance. Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers concentration risk, index risk, interest rate risk, non-correlation risk, passive management risk, quantitative investment strategy risk and swap agreements and derivatives risk to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers convertible securities risk, depositary receipt risk, foreign securities and currency risk, limited operating history risk, management style risk, preferred securities risk, warrants risk and options risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

Risk Factor	Acquired Fund	Acquiring Fund
Convertible Securities Risk		X
Depositary Receipt Risk		X
Concentration Risk	X
Equity Securities Risk	X	X
Foreign Securities and Currency Risk		X
Index Risk	X
Interest Rate Risk	X
Investment in Investment Vehicles Risk	X	X
Large-Capitalization Securities Risk	X	X
Limited Operating History Risk		X
Management Style Risk		X
Market Risk	X	X
Non-Correlation Risk	X
Options Risk		X
Passive Management Risk	X
Preferred Securities Risk		X
Quantitative Investment Strategy Risk	X
REITs Risk	X	X
Swap Agreements and Derivatives Risk	X
Value Stocks Risk	X	X
Warrants Risk		X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Fund is newly formed, and its investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history. For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term. Given that the Acquiring Fund is being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Fund, resulting in the potential for increased portfolio turnover and related tax consequences. Additionally, while the Acquiring Fund’s service providers are developing familiarity with the Acquiring Fund and its investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks, may have fewer resources to enable it to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser. A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended September 30, 2023, the Acquired Fund’s portfolio turnover rate was 68% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance.

Guggenheim RBP® Large-Cap Value Fund

Calendar Year Returns – Institutional Class

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	16.13%
Lowest Quarter	March 31, 2020	-28.17%

Year to date total return as of June 30, 2024, is 7.04%.

Average Annual Total Returns (for the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	4.53%	8.86%	7.40%
Return After Taxes on Distributions	3.95%	7.31%	5.06%
Return After Taxes on Distributions and Sale of Fund Shares	2.68%	6.56%	5.05%
Class A—Before Taxes	-0.73%	7.54%	6.46%
Class C—Before Taxes	2.44%	7.77%	6.30%
Class P—Before Taxes	4.30%	8.56%	7.13%
Index
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM (reflects no deduction for fees, expenses or taxes)	8.92%	10.35%	8.53%[1]
Guggenheim RBP® Large-Cap Value IndexSM (reflects no deduction for fees, expenses or taxes)	5.15%	9.81%	8.49%[1]

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Institutional Class shares.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares only. After-tax returns for other classes will vary. The returns shown above reflect applicable sales charges, if any.

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information.

Information About Management of the Funds

General

Guggenheim Partners Investment Management, LLC

Guggenheim Partners Investment Management, LLC, located at 100 Wilshire Boulevard, 5th Floor, Santa Monica, California 90401, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $206 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended September 30, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Guggenheim RBP® Large-Cap Value Fund	0.75%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Large Cap Value Fund	0.65%

The Acquired Fund Manager has contractually agreed through February 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Guggenheim RBP® Large-Cap Value Fund	Expense Limit
Class A	1.20%
Class C	1.95%
Institutional Class	0.95%
Class P	1.20%

Under an amended expense limitation agreement, NAA has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an annual percentage of average daily net assets for each class of shares as set forth below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

NAA Large Cap Value Fund	Expense Limit
Class A	1.10%
Class C	1.85%
Institutional Class	0.85%
Class P	1.10%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund except that Burak Hurmeydan, a portfolio manager of the Acquired Fund, will also serve as a portfolio manager of the Acquiring Fund if the Reorganization is consummated. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Guggenheim RBP® Large-Cap Value Fund—Burak Hurmeydan (since 2018), Farhan Sharaff (since 2017), and Douglas Makin (since 2020)	NAA Large Cap Value Fund—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024).

Acquired Fund and Acquiring Fund

Burak Hurmeydan, Ph.D., has served as a Portfolio Manager of the Fund since 2018. He is a Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Guggenheim Alpha Opportunity Fund since January 2015, Guggenheim Directional Allocation Fund since 2018, and Guggenheim Market Neutral Real Estate Fund and Guggenheim Risk Managed Real Estate Fund since May 2024. Dr. Hurmeydan joined the Acquired Fund Manager in 2011 as an Analyst of Quantitative Strategies. Before joining the Acquired Fund Manager, he was a Quantitative Risk/Research Analyst with Citadel Asset Management from 2008 to 2009. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

Dr. Hurmeydan will be the Head of Quantitative Strategies at NAA. The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Acquired Fund

Farhan Sharaff has served as a Portfolio Manager for the Fund since 2017. He is Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Douglas Makin has served as a Portfolio Manager of the Fund since July 2020. He is a Director and Portfolio Manager at the Acquired Fund Manager. Mr. Makin joined the Acquired Fund Manager in 2011 and has over 20 years’ experience in the financial markets across a variety of fields including portfolio management, risk and performance management, product development and trade execution. He currently oversees strategy implementation, working with co-portfolio managers, research analysts and traders to manage day-to-day risk. Prior to joining the Acquired Fund Manager, he has worked as a Senior Equity Analyst at ABN-AMRO in New York where he covered and published research on global telecom companies. Mr. Makin holds a BA in European History from the University of Colorado.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master's degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the fees and expenses of the Funds. Fees and expenses of the Acquired Funds are as of March 31, 2024. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until one or more of the Reorganizations is completed.

The pro forma information is as of June 30, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. No sales charge will be assessed to shares received in connection with the Reorganization.

Each Acquired Fund offers Class A, Class C, Institutional Class and Class P shares. If shareholders approve the Reorganization, they will receive shares of the same class of the Acquiring Fund as set forth in the table below:

Acquired Funds Shares	Acquiring Fund Shares
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class
Class P	Class P

Guggenheim Large Cap Value Fund, Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, Guggenheim RBP® Large-Cap Value Fund and NAA Large Cap Value Fund

Class A

	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Value Fund
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	4.75%	4.75%	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None *	None *	None *	None *
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.55%	1.10%	2.75%	3.63%
Total Annual Fund Operating Expenses	1.45%	2.10%	3.75%	4.63%
Waivers/Reimbursements	-0.32%[2,4]	-0.91%[3,4]	-2.55%[3,4]	-3.43%[3,4]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.13%[2,4]	1.19%[3,4]	1.20%[3,4]	1.20%[3,4]

	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim Large Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Dividend Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large- Cap Defensive Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large- Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of All Acquired Funds)
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	4.75%	4.75%	4.75%	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None *	None *	None *	None *	None *
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses[1]	0.67%	1.27%	2.62%	4.55%	0.47%
Total Annual Fund Operating Expenses	1.57%	2.17%	3.52%	5.45%	1.37%
Waivers/Reimbursements	-0.47%[5]	-1.07%[5]	-2.42%[5]	-4.35%[5]	-0.27%[5]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.10%[5]	1.10%[5]	1.10%[5]	1.10%[5]	1.10%[5]

* A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.

Class C

	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Value Fund
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	1.00% **	1.00% **	1.00% **	1.00% **
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.65%	1.11%	2.72%	3.58%
Total Annual Fund Operating Expenses	2.30%	2.86%	4.47%	5.33%
Waivers/Reimbursements	-0.42%[2,4]	-0.91%[3,4]	-2.52%[3,4]	-3.38%[3,4]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.88%[2,4]	1.95%[3,4]	1.95%[3,4]	1.95%[3,4]

	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim Large Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Dividend Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large- Cap Defensive Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large- Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of All Acquired Funds)
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	1.00% **	1.00% **	1.00% **	1.00% **	1.00% **
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses[1]	0.70%	1.26%	2.62%	4.52%	0.46%
Total Annual Fund Operating Expenses	2.35%	2.91%	4.27%	6.17%	2.11%
Waivers/Reimbursements	-0.50%[5]	-1.06%[5]	-2.42%[5]	-4.32%[5]	-0.26%[5]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.85%[5]	1.85%[5]	1.85%[5]	1.85%[5]	1.85%[5]

** A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

Institutional Class

	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Value Fund
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.63%	0.97%	2.66%	3.51%
Total Annual Fund Operating Expenses	1.28%	1.72%	3.41%	4.26%
Waivers/Reimbursements	-0.41%[2,4]	-0.78%[3,4]	-2.46%[3,4]	-3.32%[3,4]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	0.87%[2,4]	0.94%[3,4]	0.95%[3,4]	0.94%[3,4]

	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim Large Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Dividend Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large- Cap Defensive Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large- Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of All Acquired Funds)
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	None	None	None	None
Other Expenses[1]	0.70%	1.25%	2.62%	4.50%	0.41%
Total Annual Fund Operating Expenses	1.35%	1.90%	3.27%	5.15%	1.06%
Waivers/Reimbursements	-0.50%[5]	-1.05%[5]	-2.42%[5]	-4.30%[5]	-0.21%[5]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	0.85%[5]	0.85%[5]	0.85%[5]	0.85%[5]	0.85%[5]

Class P

	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Value Fund
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.66%	1.15%	2.90%	3.79%
Total Annual Fund Operating Expenses	1.56%	2.15%	3.90%	4.79%
Waivers/Reimbursements	-0.43%[2,4]	-0.96%[3,4]	-2.70%[3,4]	-3.60%[3,4]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.13%[2,4]	1.19%[3,4]	1.20%[3,4]	1.19%[3,4]

	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim Large Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Dividend Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large- Cap Defensive Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large- Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of All Acquired Funds)
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses[1]	0.70%	1.28%	2.62%	4.56%	0.50%
Total Annual Fund Operating Expenses	1.60%	2.18%	3.52%	5.46%	1.40%
Waivers/Reimbursements	-0.50%[5]	-1.08%[5]	-2.42%[5]	-4.36%[5]	-0.30%[5]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.10%[5]	1.10%[5]	1.10%[5]	1.10%[5]	1.10%[5]

† Because the Guggenheim Large Cap Value Fund, Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund may reorganize into the Acquiring Fund, the pro forma columns represent five of the possibilities that may result from the vote of the shareholders: (i) shareholders approve only the Guggenheim Large Cap Value Fund Reorganization; (ii) shareholders approve only the Guggenheim RBP® Dividend Fund Reorganization; (iii) shareholders approve only the Guggenheim RBP® Large-Cap Defensive Fund Reorganization; (iv) shareholders approve only the Guggenheim RBP® Large-Cap Value Fund Reorganization; and (v) shareholders approve all of the Reorganizations. If only certain of the Reorganizations are approved by shareholders, the pro forma Total Annual Fund Operating Expenses (before waivers/reimbursements) for a particular share class of the Acquiring Fund may be higher than the Total Annual Fund Operating Expenses (before waivers/reimbursements) for the corresponding share class of the applicable Acquired Fund.

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 The Acquired Fund Manager has contractually agreed through February 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.15%, Class C-1.90%, Institutional Class-0.90%, and Class P-1.15%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

3 The Acquired Fund Manager has contractually agreed through February 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.20%, Class C-1.95%, Institutional Class-0.95%, and Class P-1.20%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

4 The Acquired Fund Manager must waive certain fees and/or reimburse certain expenses associated with the Fund’s service arrangements through February 1, 2025. The undertaking will expire when it reaches its term, or when the Acquired Fund Manager or the Fund administrator ceases to serve as such.

5 Under an amended expense limitation agreement, NAA has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an annual percentage of average daily net assets for each class of shares as follows: 1.10% for Class A, 1.85% for Class C, 0.85% for Institutional Class and 1.10% for Class P. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Example

The Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Class A

Expenses After	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Value Fund
1 Year	$585	$591	$591	$591
3 Years	$882	$1,018	$1,342	$1,510
5 Years	$1,201	$1,471	$2,112	$2,436
10 Years	$2,102	$2,722	$4,122	$4,781

Expenses After	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim Large Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Dividend Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large-Cap Defensive Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large-Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of All Acquired Funds)
1 Year	$582	$582	$582	$582	$582
3 Years	$903	$1,024	$1,289	$1,656	$863
5 Years	$1,247	$1,491	$2,017	$2,720	$1,165
10 Years	$2,216	$2,779	$3,934	$5,339	$2,021

Class C

Expenses After	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Value Fund
1 Year	$291	$298	$298	$298
3 Years	$678	$800	$1,124	$1,293
5 Years	$1,192	$1,428	$2,060	$2,381
10 Years	$2,603	$3,120	$4,444	$5,068

Expenses After	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim Large Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Dividend Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large-Cap Defensive Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large-Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of All Acquired Funds)
1 Year	$288	$288	$288	$288	$288
3 Years	$686	$801	$1,075	$1,446	$636
5 Years	$1,210	$1,440	$1,976	$2,675	$1,110
10 Years	$2,648	$3,157	$4,285	$5,623	$2,421

Institutional Class

Expenses After	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Value Fund
1 Year	$89	$96	$97	$96
3 Years	$365	$466	$818	$989
5 Years	$663	$860	$1,562	$1,896
10 Years	$1,509	$1,965	$3,528	$4,221

Expenses After	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim Large Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Dividend Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large-Cap Defensive Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large-Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of All Acquired Funds)
1 Year	$87	$87	$87	$87	$87
3 Years	$378	$495	$780	$1,219	$316
5 Years	$692	$929	$1,497	$2,341	$564
10 Years	$1,580	$2,137	$3,401	$5,100	$1,275

Class P

Expenses After	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Value Fund
1 Year	$115	$121	$122	$121
3 Years	$451	$580	$941	$1,012
5 Years	$809	$1,066	$1,778	$1,917
10 Years	$1,820	$2,407	$3,951	$4,236

Expenses After	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim Large Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Dividend Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large-Cap Defensive Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large-Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of All Acquired Funds)
1 Year	$112	$112	$112	$112	$112
3 Years	$456	$578	$854	$1,242	$414
5 Years	$824	$1,071	$1,619	$2,361	$737
10 Years	$1,858	$2,429	$3,631	$5,113	$1,654

You would pay the following expenses if you did not redeem your shares:

Class C

Expenses After	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Value Fund
1 Year	$191	$198	$198	$198
3 Years	$678	$800	$1,124	$1,293
5 Years	$1,192	$1,428	$2,060	$2,381
10 Years	$2,603	$3,120	$4,444	$5,068

Expenses After	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim Large Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Dividend Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large-Cap Defensive Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only Guggenheim RBP® Large-Cap Value Fund)†	NAA Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of All Acquired Funds)
1 Year	$188	$188	$188	$188	$188
3 Years	$686	$801	$1,075	$1,446	$636
5 Years	$1,210	$1,440	$1,976	$2,675	$1,110
10 Years	$2,648	$3,157	$4,285	$5,623	$2,421

† Because the Guggenheim Large Cap Value Fund, Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund may reorganize into the Acquiring Fund, the pro forma columns represent five of the possibilities that may result from the vote of the shareholders: (i) shareholders approve only the Guggenheim Large Cap Value Fund Reorganization; (ii) shareholders approve only the Guggenheim RBP® Dividend Fund Reorganization; (iii) shareholders approve only the Guggenheim RBP® Large-Cap Defensive Fund Reorganization; (iv) shareholders approve only the Guggenheim RBP® Large-Cap Value Fund Reorganization; and (v) shareholders approve all of the Reorganizations.

Capitalization

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Funds as of August 15, 2024, and on a pro forma combined basis as of that date, giving effect to the Reorganizations and the proposed transfer of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of Guggenheim Large Cap Value Fund at the closing of the Reorganization of the Acquired Fund.

As of August 15, 2024

	Guggenheim Large Cap Value Fund	New Age Alpha Large Cap Value Fund	Pro Forma Adjustments[1]	New Age Alpha Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim Large Cap Value Fund)†
Net Assets
Class A	$34,772,421	$—	N/A	$34,772,421
Class C	$1,146,633	$—	N/A	$1,146,633
Institutional Class	$2,838,913	$—	N/A	$2,838,913
Class P	$76,152	$—	N/A	$76,152
Net Asset Value Per Share
Class A	$48.44	$—	N/A	$48.44
Class C	$42.72	$—	N/A	$42.72
Institutional Class	$47.51	$—	N/A	$47.51
Class P	$48.28	$—	N/A	$48.28
Shares Outstanding
Class A	717,856	—	N/A	717,856
Class C	26,839	—	N/A	26,839
Institutional Class	59,752	—	N/A	59,752
Class P	1,577	—	N/A	1,577

	Guggenheim RBP® Dividend Fund	New Age Alpha Large Cap Value Fund	Pro Forma Adjustments[1]	New Age Alpha Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Dividend Fund)†
Net Assets
Class A	$8,176,515	$—	N/A	$8,176,515
Class C	$710,295	$—	N/A	$710,295
Institutional Class	$7,212,677	$—	N/A	$7,212,677
Class P	$611,126	$—	N/A	$611,126
Net Asset Value Per Share
Class A	$16.17	$—	N/A	$16.17
Class C	$16.37	$—	N/A	$16.37
Institutional Class	$15.59	$—	N/A	$15.59
Class P	$16.36	$—	N/A	$16.36
Shares Outstanding
Class A	505,532	—	N/A	505,532
Class C	43,393	—	N/A	43,393
Institutional Class	462,753	—	N/A	462,753
Class P	37,346	—	N/A	37,346

	Guggenheim RBP® Large-Cap Defensive Fund	New Age Alpha Large Cap Value Fund	Pro Forma Adjustments[1]	New Age Alpha Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Large-Cap Defensive Fund)†
Net Assets
Class A	$2,641,057	$—	N/A	$2,641,057
Class C	$199,813	$—	N/A	$199,813
Institutional Class	$4,443,601	$—	N/A	$4,443,601
Class P	$202,709	$—	N/A	$202,709
Net Asset Value Per Share
Class A	$11.61	$—	N/A	$11.61
Class C	$10.71	$—	N/A	$10.71
Institutional Class	$12.33	$—	N/A	$12.33
Class P	$12.13	$—	N/A	$12.13
Shares Outstanding
Class A	227,431	—	N/A	227,431
Class C	18,648	—	N/A	18,648
Institutional Class	360,312	—	N/A	360,312
Class P	16,716	—	N/A	16,716

	Guggenheim RBP® Large-Cap Value Fund	New Age Alpha Large Cap Value Fund	Pro Forma Adjustments[1]	New Age Alpha Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of only the Guggenheim RBP® Large-Cap Value Fund)†
Net Assets
Class A	$370,830	$—	N/A	$370,830
Class C	$303,720	$—	N/A	$303,720
Institutional Class	$3,918,112	$—	N/A	$3,918,112
Class P	$150,003	$—	N/A	$150,003
Net Asset Value Per Share
Class A	$11.39	$—	N/A	$11.39
Class C	$11.22	$—	N/A	$11.22
Institutional Class	$11.80	$—	N/A	$11.80
Class P	$11.18	$—	N/A	$11.18
Shares Outstanding
Class A	32,565	—	N/A	32,565
Class C	27,069	—	N/A	27,069
Institutional Class	332,123	—	N/A	332,123
Class P	13,423	—	N/A	13,423

	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Value Fund	New Age Alpha Large Cap Value Fund	Pro Forma Adjustments[1]	New Age Alpha Large Cap Value Fund (Pro Forma Combined, Assuming Reorganization of All Acquired Funds)
Net Assets
Class A	$34,772,421	$8,176,515	$2,641,057	$370,830	$—	N/A	$45,960,824
Class C	$1,146,633	$710,295	$199,813	$303,720	$—	N/A	$2,360,461
Institutional Class	$2,838,913	$7,212,677	$4,443,601	$3,918,112	$—	N/A	$18,413,302
Class P	$76.152	$611,126	$202,709	$150,003	$—	N/A	$1,039,990
Net Asset Value Per Share
Class A	$48.44	$16.17	$11.61	$11.39	$—	N/A	$48.44
Class C	$42.72	$16.37	$10.71	$11.22	$—	N/A	$42.72
Institutional Class	$47.51	$15.59	$12.33	$11.80	$—	N/A	$47.51
Class P	$48.28	$16.36	$12.13	$11.18	$—	N/A	$48.28
Shares Outstanding
Class A	717,856	505,532	227,431	32,565	—	N/A	948,820
Class C	26,839	43,393	18,648	27,069	—	N/A	55,254
Institutional Class	59,752	462,753	360,312	332,123	—	N/A	387,567
Class P	1,577	37,346	16,716	13,423	—	N/A	21,541

† Because the Guggenheim Large Cap Value Fund, Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund may reorganize into the Acquiring Fund, the pro forma columns represent five of the possibilities that may result from the vote of the shareholders: (i) shareholders approve only the Guggenheim Large Cap Value Fund Reorganization; (ii) shareholders approve only the Guggenheim RBP® Dividend Fund Reorganization; (iii) shareholders approve only the Guggenheim RBP® Large-Cap Defensive Fund Reorganization; (iv) shareholders approve only the Guggenheim RBP® Large-Cap Value Fund Reorganization; and (v) shareholders approve all of the Reorganizations.

1 Following the Reorganization, Guggenheim Large Cap Value Fund will be the accounting survivor

ADDITIONAL COMPARISON OF THE ACQUIRED FUNDS AND THE ACQUIRING FUND

Comparison of Purchase, Exchange and Selling Shares

The procedures for purchasing, exchanging and selling shares of the Acquired Funds and the Acquiring Fund are similar. Shareholders of the Funds are not subject to a redemption fee. For more information on the Acquiring Fund’s policies pertaining to purchasing, exchanging and selling shares of the Acquiring Fund, please see Appendix C. For more information on the Acquired Funds’ policies pertaining to purchasing, exchanging and selling shares of the Acquired Funds, please see the Acquired Funds’ current prospectus incorporated herein by reference.

Dividends and Other Distributions

The Acquired Funds declare and distribute dividends from net investment income, if any, at least annually. The Acquired Funds intend to distribute at least annually any net capital gains. The Acquiring Fund typically declare and distribute dividends and net capital gain, if any, annually in December.

U.S. Federal Income Tax Consequences

Each Acquired Fund has elected and qualified since its inception to be treated as a “regulated investment company” under subchapter M of the Code and the Acquiring Fund intends to qualify as a “regulated investment company” under subchapter M of the Code for its taxable year that includes the Closing Date and for each taxable year following the Reorganization. Distributions by each Fund of net investment income and net realized capital gains, if any, to shareholders are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.

As a condition to the closing of each Reorganization, the relevant Acquired Fund and the Acquiring Fund will have received from Dechert LLP, legal counsel to the Acquired Funds, an opinion to the effect that such Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, no gain or loss will be recognized by the Acquired Funds or the shareholders of the Acquired Funds as a result of each Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Funds exchanged therefor. For more detailed information about the tax consequences of the Reorganizations please refer to the “Information About the Reorganizations – U.S. Federal Income Tax Consequences” section below.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Acquiring Fund through a broker-dealer or any other financial intermediary (such as a bank), the Acquiring Fund and its related companies may pay the intermediary for the sale of Acquiring Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Acquiring Fund over another investment. These payments are sometimes referred to as “revenue sharing.” Ask your salesperson or visit your financial intermediary’s website for more information.

Investments in Money Market Instruments and Temporary Defensive Positions

The Acquiring Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements, and money market mutual fund shares (“Money Market Instruments”), to maintain liquidity or pending the selection of investments. The Acquiring Fund can take temporary defensive positions to respond to adverse market, economic, political, or other conditions and, in doing so, may invest up to 100% of its assets in Money Market Instruments. When the Acquiring Fund invests in a money market mutual fund, the shareholders of the Acquiring Fund will be subject to duplicative management fees. To the extent the Acquiring Fund holds other registered investment companies, including money market mutual funds, the Acquiring Fund will incur acquired fund fees and expenses (as defined by the SEC). Anytime the Acquiring Fund takes a temporary defensive position, it will not achieve its investment objective.

Fund Service Providers

The Reorganizations will affect other services currently provided to the Acquired Funds. The following table outlines certain service providers for the Acquired Funds and the comparable service providers for the Acquiring Fund.

	Acquired Funds	Acquiring Fund
Investment Manager	Security Investors, LLC (for Guggenheim Large Cap Value Fund) and Guggenheim Partners Investment Management, LLC (for Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund)	New Age Alpha Advisors, LLC

Administrator	MUFG Investor Services (US), LLC	Ultimus Fund Solutions, LLC

Distributor	Guggenheim Funds Distributors, LLC	Ultimus Fund Distributors, LLC

Transfer Agent	MUFG Investor Services (US), LLC	Ultimus Fund Solutions, LLC

Custodian	Bank of New York Mellon	Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm	Ernst & Young LLP	Cohen & Company, Ltd.

The Acquired Funds and Acquiring Fund receive substantially similar services from each of their respective service providers. However, there are differences in the corresponding agreements that may impact the operations and rights of Acquiring Fund. For example, the Acquiring Funds’ Master Services Agreement with Ultimus Fund Solutions, LLC provides that the parties will be liable for damages resulting from gross negligence, while the Acquired Funds’ Open-End Fund Accounting and Administration Agreement with MUFG Investor Services (US), LLC contains an ordinary negligence standard. This means that the Acquiring Funds would generally need to meet a higher standard in order to assert a claim against Ultimus Fund Solutions, LLC than an Acquired Fund would against MUFG Investor Services (US), LLC.

The Acquiring Fund’s initial Form N-CSR report will discuss the factors the Board of Trustees of New Age Alpha Funds Trust considers in approving the Acquiring Fund’s Advisory Agreement with NAA, including the Board’s conclusions concerning it.

The Acquired Fund Manager and the Acquired Funds have received from the SEC an exemptive order for a multi-manager structure that allows the Acquired Fund Manager to hire, replace or terminate unaffiliated sub-advisers without the approval of shareholders. The order also allows the Acquired Fund Manager to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Guggenheim Boards, but without shareholder approval. With respect to the Acquired Funds, if a new unaffiliated sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. NAA and the Acquiring Funds have applied for a similar exemptive order that, if granted, would apply to the Acquiring Fund, under which the Acquiring Funds could operate under a “manager of managers” structure (the “Order”). If the Order is granted by the SEC, NAA would have the authority, subject to the approval of the Board of Trustees of New Age Alpha Funds Trust, to hire or replace sub-advisers and modify any existing or future agreement with such sub-advisers without obtaining shareholder approval. There can be no guarantee that the SEC will grant the Order.

Fundamental Investment Restrictions

In addition to the investment objective and principal investment strategies set forth above, each Fund has adopted certain fundamental investment restrictions. The fundamental investment restrictions of each Fund, set forth below, are identical or substantially the same. Although the fundamental investment restrictions are substantially the same, there are certain key differences, as outlined below. Fundamental investment restrictions may only be changed by a vote of a Fund’s shareholders.

Guggenheim Large Cap Value Fund / NAA Large Cap Value Fund

Acquired Funds	Comparison with Acquiring Fund
Diversification Status. The Acquired Fund shall be a “diversified company”, as that term is defined in the 1940 Act, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Substantially the Same. The Acquiring Fund is a diversified fund under the Investment Company Act of 1940, as amended.
Underwriting. The Acquired Fund may not act as an underwriter of securities issued by others, except to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities.	Substantially the Same. The Acquiring Funds will not act as an underwriter, except that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.
Concentration. The Acquired Funds may not “concentrate” its investments in a particular industry, except to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Real Estate. The Acquired Funds may purchase real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Commodities. The Acquired Funds may purchase or sell commodities, including physical commodities, or contracts, instruments and interests relating to commodities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Loans. The Acquired Funds may make loans to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Borrowing Money. The Acquired Funds may borrow money to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Senior Securities. The Acquired Funds may issue senior securities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Substantially the Same. The Acquiring Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Acquired Fund

For purposes of the Diversification Status Fundamental Policy, a “diversified company” is currently defined under the 1940 Act as a company which meets the following requirements: at least 75 percent of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 percent of the value of the total assets of such company and to not more than 10 percent of the outstanding voting securities of such issuer. For the purposes of this Fundamental Policy, each governmental subdivision, i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia shall be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. For the purposes of this Fundamental Policy, a Fund generally will consider the borrower of a syndicated bank loan to be the issuer of the syndicated bank loan, but may under unusual circumstances also consider the lender or person inter-positioned between the lender and the Fund to be the issuer of a syndicated bank loan. In making such a determination, the Fund will consider all relevant factors, including the following: the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements and any agreements between such person and the Fund’s custodian); the credit quality of such lender or inter-positioned person; general economic conditions applicable to such lender or inter-positioned person; and other factors relating to the degree of credit risk, if any, of such lender or inter-positioned person incurred by the Fund.

For purposes of Concentration Fundamental Policy, a Fund may not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Industries are determined by reference to the classifications of industries set forth in a Fund’s semi-annual and annual reports. For the purposes of this Fundamental Policy, the limitation will not apply to a Fund’s investments in: (i) securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipal securities; (iii) repurchase agreements collateralized by the instruments described in (i); and (iv) other investment companies.

For purposes of the Commodities Fundamental Policy, investors should note that as of the date of the Funds’ Statement of Additional Information, the 1940 Act permits investments in commodities and commodity interests.

For purposes of the Borrowing Money Fundamental Policy, if at any time the amount of total Fund assets less all liabilities and indebtedness (but not including the Fund’s borrowings) (“asset coverage”) is less than an amount equal to 300% of any such borrowings, the Fund will reduce its borrowings within three days (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations so that such asset coverage is again equal to 300% or more.

For purposes of the Borrowing Money and Senior Securities Fundamental Policies, the term “as permitted under the 1940 Act” indicates that, unless otherwise limited by non-fundamental investment policies, a Fund can borrow and issue senior securities to the extent permitted by the 1940 Act and interpretations thereof, and that no further action generally would be needed to conform the Fund’s Fundamental Policies relating to borrowing and senior securities to future change in the 1940 Act and interpretations thereof. Pursuant to the provisions of the 1940 Act and interpretations thereof, a Fund is permitted to borrow from banks and may also enter into certain transactions that are economically equivalent to borrowing (e.g., reverse repurchase agreements).

Under current law as interpreted by the SEC and its staff, a Fund may borrow from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund, in accordance with Rule 18f-4, aggregates the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treats all such transactions as derivatives transactions. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. A Fund’s limitation with respect to issuing senior securities is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder. SEC Rule 18f-4 governs the use of derivatives and other similar transactions by an investment company. Under Rule 18f-4, a Fund's trading of derivatives and other similar transactions that create future payment or delivery obligations is generally subject to value-at-risk leverage limits, derivatives risk management program and reporting requirements, unless the Fund satisfies a "limited derivatives users" exception that is included in the rule.

Acquiring Fund

Concerning the “fundamental” investment restrictions above, if a percentage limitation or standard is adhered to at the time of investment, a later increase or decrease in percentage or departure from the standard resulting from any change in value or net assets or other factors will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule and are monitored on an ongoing basis.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities. However, it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Under current law as interpreted by the SEC and its staff, a Fund may borrow from (a) a bank, provided that immediately after such borrowing, there is an asset coverage of 300% for all borrowings of the Fund, or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund, under Rule 18f-4, aggregates the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treats all such transactions as derivatives transactions. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. A Fund’s limitation concerning issuing senior securities does not apply to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder.

SEC Rule 18f-4 governs an investment company’s use of derivatives and other similar transactions. Under Rule 18f-4, a Fund’s trading of derivatives and other similar transactions that create future payment or delivery obligations is subject to value-at-risk leverage limits, derivatives risk management program, and reporting requirements unless the Fund satisfies a “limited derivatives users” exception that is included in the rule.

Each Fund that invests in derivatives to achieve its investment objective will assess such when determining compliance with its concentration policy by considering the economic exposure created by such derivatives. Specifically, when a Fund utilizes derivatives to achieve its investment objectives, it will treat the underlying asset, asset class, or reference entity of the derivative as if it were held directly by the Fund for purposes of determining compliance with its concentration policy. This approach ensures that the Fund’s investments, whether direct or through derivatives, remain consistent with the stated concentration policy, thereby reflecting the Fund's intended exposure to specific industries or sectors.

Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, and Guggenheim RBP® Large-Cap Value Fund / NAA Large Cap Value Fund

Acquired Fund	Comparison with Acquiring Fund
Diversification Status. Each Acquired Fund may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Substantially the Same. The Acquiring Fund is a diversified fund under the Investment Company Act of 1940, as amended.
Underwriting. The Acquired Funds may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Substantially the Same. The Acquiring Funds will not act as an underwriter, except that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.
Concentration. The Acquired Funds may not concentrate their investments in an industry or group of industries (i.e., hold 25% or more of its total assets in the securities of issuers in a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, shares of investment companies, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.	Substantially the Same. The Acquiring Fund may not “concentrate” its investments in a particular industry, except to the extent permitted under the 1940 Act and other applicable laws, rules, and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.
Real Estate. The Acquired Funds may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Substantially the Same. The Acquiring Fund may purchase real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.
Commodities. The Acquired Funds may not purchase or sell commodities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Substantially the Same. The Acquiring Fund may purchase or sell commodities, including physical commodities, or contracts, instruments and interests relating to commodities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

Acquired Fund	Comparison with Acquiring Fund
Loans. The Acquired Funds may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Substantially the Same. The Acquiring Fund may make loans to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.
Borrowing Money. The Acquired Funds may not borrow money, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Substantially the Same. The Acquiring Fund may borrow money to the extent permitted under the 1940 Act and other applicable laws, rules, and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.
Senior Securities. The Acquired Funds may not issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	Substantially the Same. The Acquiring Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder, or interpretations of the SEC or its staff.

Acquired Funds

Except with respect to Fund policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules or regulations.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. Concentration is defined as investing more than 25% of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets).

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds’ current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% (including any loan collateral) of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities (subject to the 33 1/3% limit on its total assets (including any loan collateral) discussed above.) With respect to securities lending, if the market value of the loaned securities increases, the borrower of the securities must furnish additional collateral to the lending Fund so that the collateral is maintained in an amount equal to at least 100% of the current market value of the loaned securities.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Funds will not purchase or sell real estate, except that the Funds may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities. The Funds will not purchase or sell physical commodities or commodities contracts, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

Acquiring Fund

See “Acquiring Fund” above under “Large Cap Value Fund / NAA Large Cap Value” for additional information regarding the Acquiring Fund’s fundamental investment restrictions.

Material Differences in the Rights of Fund Shareholders

Guggenheim Large Cap Value Fund / NAA Large Cap Value Fund

New Age Alpha Funds Trust and Guggenheim Funds Trust are each Delaware statutory trusts. They are also each governed by their own Declaration of Trust and By-laws. Copies of these documents are available to shareholders without charge upon written request to the applicable Fund.

The below table summarizes a number of provisions of the Declaration of Trust and By-laws of the Acquired Funds and the Acquiring Fund, which are in each case subject to any other applicable provision of the governing instruments of the relevant Fund and applicable law. The governing instruments have certain similar provisions, however, there are differences that might impact how each Fund is governed. Further information about each Fund’s governance structure is contained in the Fund’s Statement of Additional Information and its governing documents, which are on file with the SEC.

	Guggenheim Large Cap Value Fund	Comparison with NAA Large Cap Value Fund
Voting Rights

The Shareholders shall have power to vote only with respect to (i) the election or removal of Trustees to the extent and as provided in the Declaration of Trust; and (ii) such additional matters relating to the Guggenheim Funds Trust as may be required by applicable law, the Declaration of Trust, the By-Laws or any registration statement of the Guggenheim Funds Trust filed with the Commission (or any successor agency), or as the Trustees may consider and determine necessary or desirable.

The Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the Shareholders of any Series or Class thereof, to determine, on any matter submitted to a vote of Shareholders, either (i) each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote or (ii) each dollar of Net Asset Value shall be entitled to one vote on any matter on which such Shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. Without limiting the power of the Trustees in any way to designate otherwise in accordance with the preceding sentence, the Trustees hereby establish that, in the absence of any designation to the contrary, each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote.

Notwithstanding any other provision of the Declaration of Trust, on any matters submitted to a vote of the Shareholders, all Shares of the Guggenheim Funds Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, Shares shall be voted by individual Series or Classes; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Series, then only the Shareholders of such Series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Classes, then only the Shareholders of such Class or Classes shall be entitled to vote thereon.

There shall be no cumulative voting in the election of Trustees.

Substantively Similar. Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in the Declaration of Trust, and (ii) with respect to such additional matters relating to the New Age Alpha Funds Trust as may be required by this Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the NAA Trust filed with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.

Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote as to any matter on which it is entitled to vote. To the extent that the 1940 Act or Delaware law is amended by rule, regulation, order, or no-action letter to eliminate or limit Shareholders’ right to vote on any specific matter, the Shareholders’ right to vote shall be deemed to be amended, modified or interpreted in accordance therewith without further approval by the Trustees or the Shareholders. Shares may be voted in person or by proxy or by any manner authorized by the Trustees. Unless the Trustees declare otherwise, proxies may be given by any electronic or telecommunications device, including telefax, telephone or through the Internet or any other means permissible under the Delaware Act, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy unless the Trustees specifically authorize other permissible methods of transmission. Until Shares of a Series are issued, the Trustees may exercise all of the rights of the Shareholders of such Series with respect to the NAA Trust or such particular Series required or permitted by law or this Declaration of Trust and the By-Laws to be taken by Shareholders. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

	Guggenheim Large Cap Value Fund	Comparison with NAA Large Cap Value Fund
Shareholder Quorum	Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the Shares entitled to vote shall constitute a quorum at a Shareholders’ meeting.	Substantially Similar. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the outstanding Shares present in person or represented by proxy and entitled to vote at a Shareholders’ meeting shall constitute a quorum at such meeting.
Election of Trustees	A plurality of the shares voted shall elect a Trustee.	Substantially Similar. Trustees shall be elected by a plurality of the votes cast at a Shareholders’ meeting at which a quorum is present.
Removal of Trustees	Any Trustee may be removed with or without cause at any meeting of Shareholders by a vote of two-thirds of the Outstanding Shares of the Guggenheim Funds Trust.	Different. Any Trustee may be removed by the affirmative vote of the majority of votes cast at a Shareholders’ meeting.
Approval of a Consolidation or Merger	The Trustees may, without Shareholder approval, unless such approval is required by applicable federal law: (i) cause the Guggenheim Funds Trust to merge or consolidate with or into one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, associations, or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation); (ii) cause any one or more Series (or Classes) of the Guggenheim Funds Trust to merge or consolidate with or into any one or more other Series (or Classes) of the Guggenheim Funds Trust, one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, or associations; (iii) cause the Shares to be exchanged under or pursuant to any state or federal statute or regulation to the extent permitted by law; or (iv) cause the Guggenheim Funds Trust to reorganize as a corporation, trust, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction.	Similar. The Trustees may, without Shareholder vote or approval unless such approval or vote is required by applicable federal and state law, (i) cause the NAA Trust to convert or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (iii) cause the NAA Trust to incorporate under the laws of a state, commonwealth, possession or colony of the United States (iv) sell or convey all or substantially all of the assets of the NAA Trust or any Series or Class to another Series or Class of the NAA Trust or to another trust, partnership, limited liability company, association, corporation or other business entity, organized under the laws of the United States or of any state, commonwealth, possession or colony of the United States so long as such trust, partnership, limited liability company, association, corporation or other business entity is an open-end management investment company under the 1940 Act or (v) at any time sell or convert into money all or any part of the assets of the NAA Trust or any Series or Class thereof.

	Guggenheim Large Cap Value Fund	Comparison with NAA Large Cap Value Fund
Termination of a Trust or Fund	The Guggenheim Funds Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees without Shareholder approval followed by written notice to the Shareholders. Any Series or Class thereof may be terminated at any time by vote of a majority of the Shares of such Series or Class entitled to vote or by the Trustees without Shareholder approval followed by written notice to the Shareholders of such Series or Class.	Substantially Similar. The NAA Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees by written notice to the Shareholders. Any Series or Class may be terminated at any time by vote of a majority of the Shares of that Series or Class entitled to vote, or by the Trustees by written notice to the Shareholders of that Series or Class.

Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, and Guggenheim RBP® Large-Cap Value Fund / NAA Large Cap Value Fund

New Age Alpha Funds Trust and Transparent Value Trust are each Delaware statutory trusts. They are also each governed by their own Declaration of Trust and By-laws. Copies of these documents are available to shareholders without charge upon written request to the applicable Fund.

The below table summarizes a number of provisions of the Declaration of Trust and By-laws of the Acquired Funds and the Acquiring Fund, which are in each case subject to any other applicable provision of the governing instruments of the relevant Fund and applicable law. The governing instruments have certain similar provisions, however there are differences that might impact how each Fund is governed. Further information about each Fund’s governance structure is contained in the Fund’s Statement of Additional Information and its governing documents, which are on file with the SEC.

	Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, and Guggenheim RBP® Large-Cap Value Fund	Comparison with NAA Large Cap Value Fund
Voting Rights	Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in the Declaration of Trust, and (ii) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the Commission (or any successor agency) or any state, or as the Trustees may consider and determine necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote as to any matter on which it is entitled to vote.	Substantially Similar. Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in the Declaration of Trust, and (ii) with respect to such additional matters relating to the New Age Alpha Funds Trust as may be required by this Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the NAA Trust filed with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.

	Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, and Guggenheim RBP® Large-Cap Value Fund	Comparison with NAA Large Cap Value Fund

To the extent that the 1940 Act or Delaware law is amended by rule, regulation, order, or no-action letter to eliminate or limit Shareholders’ right to vote on any specific matter, the Shareholders’ right to vote shall be deemed to be amended, modified or interpreted in accordance therewith without further approval by the Trustees or the Shareholders. Shares may be voted in person or by proxy or by any manner authorized by the Trustees.

Unless the Trustees declare otherwise, proxies may be given by any electronic or telecommunications device or in any other manner, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy unless the Trustees specifically authorize other permissible methods of transmission. Until Shares of a Series are issued, the Trustees may exercise all of the rights of the Shareholders of such Series with respect to the Trust or such particular Series required or permitted by law or this Declaration of Trust and the By-Laws to be taken by Shareholders. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote as to any matter on which it is entitled to vote. To the extent that the 1940 Act or Delaware law is amended by rule, regulation, order, or no-action letter to eliminate or limit Shareholders’ right to vote on any specific matter, the Shareholders’ right to vote shall be deemed to be amended, modified or interpreted in accordance therewith without further approval by the Trustees or the Shareholders. Shares may be voted in person or by proxy or by any manner authorized by the Trustees. Unless the Trustees declare otherwise, proxies may be given by any electronic or telecommunications device, including telefax, telephone or through the Internet or any other means permissible under the Delaware Act, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy unless the Trustees specifically authorize other permissible methods of transmission. Until Shares of a Series are issued, the Trustees may exercise all of the rights of the Shareholders of such Series with respect to the NAA Trust or such particular Series required or permitted by law or this Declaration of Trust and the By-Laws to be taken by Shareholders. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

Shareholder Quorum	Except as otherwise provided by the 1940 Act or in the Declaration of Trust, at any meeting of Shareholders, the presence in person or by proxy of the holders of record of Shares issued and outstanding and entitled to vote representing more than twenty-five percent (25%) of the total combined net asset value of all Shares issued and outstanding and entitled to vote shall constitute a quorum for the transaction of any business at the meeting.	Different. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the outstanding Shares present in person or represented by proxy and entitled to vote at a Shareholders’ meeting shall constitute a quorum at such meeting.
Election of Trustees	Trustees shall be elected by a vote of a plurality of the votes present in person or by proxy.	Identical. Trustees shall be elected by a plurality of the votes cast at a Shareholders’ meeting at which a quorum is present.
Removal of Trustees	The Shareholders may remove Trustees by majority of the votes entitled to be cast held by shareholders present.	Substantially Similar. Any Trustee may be removed by the affirmative vote of the majority of votes cast at a Shareholders’ meeting.

	Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, and Guggenheim RBP® Large-Cap Value Fund	Comparison with NAA Large Cap Value Fund
Approval of a Consolidation or Merger	The Trustees may, without Shareholder approval, unless such approval is required by applicable federal law: (i) cause the Transparent Value Trust to merge or consolidate with or into one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, associations, or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation); (ii) cause any one or more Series (or Classes) of the Transparent Value Trust to merge or consolidate with or into any one or more other Series (or Classes) of the Transparent Value Trust, one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, or associations; (iii) cause the Shares to be exchanged under or pursuant to any state or federal statute or regulation to the extent permitted by law; or (iv) cause the Transparent Value Trust to reorganize as a corporation, trust, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction.	Substantially Similar. The Trustees may, without Shareholder vote or approval unless such approval or vote is required by applicable federal and state law, (i) cause the NAA Trust to convert or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (iii) cause the NAA Trust to incorporate under the laws of a state, commonwealth, possession or colony of the United States (iv) sell or convey all or substantially all of the assets of the NAA Trust or any Series or Class to another Series or Class of the NAA Trust or to another trust, partnership, limited liability company, association, corporation or other business entity, organized under the laws of the United States or of any state, commonwealth, possession or colony of the United States so long as such trust, partnership, limited liability company, association, corporation or other business entity is an open-end management investment company under the 1940 Act or (v) at any time sell or convert into money all or any part of the assets of the NAA Trust or any Series or Class thereof.
Termination of a Trust or Fund	The Transparent Value Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees without Shareholder approval followed by written notice to the Shareholders. Any Series or Class thereof may be terminated at any time by vote of a majority of the Shares of such Series or Class entitled to vote or by the Trustees without Shareholder approval followed by written notice to the Shareholders of such Series or Class.	Substantially Similar. The NAA Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees by written notice to the Shareholders. Any Series or Class may be terminated at any time by vote of a majority of the Shares of that Series or Class entitled to vote, or by the Trustees by written notice to the Shareholders of that Series or Class.

Comparison of Valuation Policies

Pursuant to each Reorganization Agreement, the Acquired Fund’s valuation procedures will be used to determine the value of the securities transferred in connection with the Reorganization of that Acquired Fund. The Acquired Funds and the Acquiring Fund value their portfolio securities at their current market values determined based on available market quotations. With respect to portfolio securities and assets of an Acquired Fund or Acquiring Fund for which market quotations are not readily available, or are deemed not reliable by the Fund’s valuation designee, the Fund will fair value those securities and assets in good faith.

The Guggenheim Boards and the Board of Trustees of New Age Alpha Funds Trust have designated the Acquired Fund Manager and NAA, respectively, as the valuation designee to perform fair valuation determinations for each Acquired Fund or Acquiring Fund, respectively, with respect to all Acquired Fund investments and/or other assets.

Although there are differences in the Acquired Funds’ and Acquiring Fund’s valuation policies, the valuation of the Acquired Funds’ portfolio securities under the Acquired Funds’ valuation procedures is not expected to be materially different than the valuation of the portfolio securities under the Acquiring Fund’s valuation procedures.

INFORMATION ABOUT THE REORGANIZATIONs

The following is a summary of the material terms of each Reorganization Agreement, a form of which is attached as Appendix A and is incorporated herein by reference.

Terms of each Reorganization Agreement

On the Closing Date, each Acquired Fund will transfer to the Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Acquired Fund transferred to the Acquiring Fund as of the Effective Time, which is the time at which the Funds calculate their net asset values as set forth in their respective prospectuses on the Closing Date or such other date and time as may be mutually agreed upon in writing by the Acquired Fund and the Acquiring Fund, as determined in accordance with the Acquired Fund’s valuation procedures, established by the Guggenheim Board, and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

Each Acquired Fund expects to distribute the shares of the Acquiring Fund to the record holders of the shares of the Acquired Fund determined as of the Effective Time immediately after the transfer of assets. Upon distribution of such shares, all issued and outstanding shares of the Acquired Funds will be deemed canceled on the books of the Acquired Funds.

Each Fund will make certain standard representations and warranties to each other regarding capitalization, status and conduct of business as of Effective Time.

Unless waived in accordance with each Reorganization Agreement, the obligations of the Acquired Funds and Acquiring Fund, respectively, are conditioned upon, among other things:

●	the absence of any rule, regulation, order or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by each Reorganization Agreement;

●	the receipt of all necessary approvals, consents, and authorizations under U.S. federal, state and local laws;

●	the truth in all material respects as of the Effective Time of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by each Reorganization Agreement;

●

shareholder approval of a sufficient portion of the Reorganizations and the reorganizations of other funds managed by Guggenheim Investments constituting a certain amount of aggregate net asset value of such funds subject to the agreement; and

●	the effectiveness under applicable law of this Proxy Statement/Prospectus and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto.

Each Reorganization Agreement may be terminated by the Guggenheim Board or the Board of Trustees of New Age Alpha Funds Trust at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with any Reorganization Agreement inadvisable, such as if material events affecting NAA, Guggenheim Investments, or a Fund were to cause a Board of Trustees to determine that a Reorganization is no longer in the best interests of either Fund or its shareholders.

U.S. Federal Income Tax Consequences

The following is a general summary of the certain U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the U.S. federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Code. As a condition to the closing of each Reorganization, the relevant Acquired Fund and the Acquiring Fund will receive a legal opinion from Dechert LLP (counsel to the Acquired Funds) substantially to the effect that for U.S. federal income tax purposes:

1)	The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

2)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

3)	The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganizations will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (5) below;

4)	The holding periods of the assets of the Acquired Fund, other than any asset with respect to which gain or loss is required to be recognized as described in paragraph (5) below, in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment assets of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

5)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

6)	The shareholders of the Acquired Fund will not recognize a gain or loss upon the distribution to them by the Acquired Fund of the Acquiring Fund shares in exchange for their shares of the Acquired Fund as part of the Reorganization;

7)	The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

8)	The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets; and

9)	The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. Each opinion will be based on certain factual certifications made by the relevant Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the IRS could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts. Neither the Acquired Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. If a Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as tax-free reorganizations under the Code, and thus was taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.

If as a result of a Reorganization, the tax year of an Acquired Fund ends, such Acquired Fund will declare one or more distributions to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date. In addition, even if the tax year of an Acquired Fund continues with the Acquiring Fund, such Acquired Fund may declare one or more distributions to shareholders prior to the Closing Date. Any of the foregoing distributions, regardless of whether distributed before or after the Reorganizations, may be taxable and would include capital gains from securities sales by the Acquired Fund prior to the Reorganizations.

Even if each Reorganization is a tax-free reorganization for U.S. federal income tax purposes, repositioning of the Acquired Funds’ portfolios may result in net realized capital gains, which may result in taxable distributions to shareholders of the Funds before and/or after the date of the Reorganizations.

Assuming each Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the tax attributes of the Acquired Funds (subject to the conditions and limitations under the Code) upon the closing of the Reorganizations, including any capital loss carryovers that could have been used by the Acquired Funds to offset its future realized capital gains, if any, for U.S. federal income tax purposes. However, the Reorganizations may result in limitations on the use by the Acquiring Fund of capital loss carryforwards and unrealized losses, if any, of the Funds, depending on the circumstances. Specifically, the Reorganizations are expected to result in an annual limit on the Acquiring Fund’s ability to use the Guggenheim RBP® Dividend Fund’s, Guggenheim RBP® Large-Cap Defensive Fund’s, and Guggenheim RBP® Large-Cap Value Fund’s pre-Reorganization capital losses, if any, to offset gains following the Reorganizations. The actual impact of the Reorganizations on the Funds’ losses and on future capital gain distributions will depend on the circumstances at the time of each Reorganization and thus cannot be determined precisely at this time.

Any portfolio transitioning (see “Portfolio Transitioning” below) may result in the recognition of income or capital gain or loss by the Fund, which may result in taxable distributions to shareholders of the Fund. Since the Reorganizations are not expected to close until October 25, 2024, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described may change significantly between now and the date of the Reorganizations. The ability of each Fund to use capital losses to offset gains (even in the absence of the Reorganizations) also depends on factors other than loss limitations, such as the future realization of capital gains or losses. As of July 31, 2024, the estimated amount of net capital gains to be realized by the Acquiring Fund is $496,267, or $0.61 per share.

This description of certain U.S. federal income tax consequences of the Reorganizations does not take into account shareholders’ particular facts and circumstances. Please consult your own tax adviser about the effect of state, local, foreign and other tax laws.

Expenses of the Reorganizations

NAA and Guggenheim Investments or their affiliates will bear the costs incurred with respect to proposing and soliciting approval of the Reorganizations, including, but not limited to, costs associated with the organization of the Acquiring Fund, preparing, printing and distributing this Proxy Statement/Prospectus, proxy solicitation, expenses of holding shareholders’ meetings, and legal fees, accounting fees and securities registration fees. Neither the Acquiring Fund nor the Acquired Funds will bear any of these costs.

Portfolio Transitioning

It is expected that there will be minimal or no portfolio holdings transitioning prior to the Reorganizations. The Acquiring Fund is expected to reposition its portfolio holdings shortly after the Reorganizations to align the portfolio with the Acquiring Fund’s strategies. NAA intends to conduct such repositioning in a tax efficient manner while minimizing trading costs. The costs (e.g., brokerage commissions and transaction costs) of transitioning the portfolio of the Fund after the Reorganizations will be borne by the Acquiring Fund (and thus the shareholders of the Acquiring Fund at such time as any transitioning occurs). If the Reorganizations are consummated, it is anticipated that approximately 21.2% of the investments held by the Funds will be sold in connection with the Reorganizations. The amount of the Acquiring Fund’s portfolio to be transitioned may vary if one or more of the Reorganizations are not approved. Certain Funds utilize equity derivatives when pursuing their investment objectives. Such derivatives are excluded in the calculation of portfolio turnover.

Based on the pro forma combined assets of the Acquiring Fund and Acquired Funds as of August 15, 2024, it is estimated that transaction costs will be $2,684 or less than 0.01% of assets under management of the Acquiring Fund. The actual amounts of brokerage and other transaction expenses may change at the time of the Reorganizations based on market conditions and other factors.

In addition, any such portfolio transitioning may result in the recognition of income or capital gain or loss by the Fund, which may result in taxable distributions to shareholders of the Fund. See “U.S. Federal Income Tax Consequences” above.

Agreement and Relationship between NAA and Guggenheim Investments

In connection with the Reorganizations, NAA and Guggenheim Investments have entered into an agreement pursuant to which NAA has agreed to purchase from Guggenheim Investments certain assets that relate to Guggenheim Investments’ business of management and operation of the Acquired Funds, contingent upon shareholder approval of a sufficient portion of the reorganizations of Guggenheim Target Funds (defined below) constituting a certain amount of aggregate net asset value of such funds subject to the agreement, among other conditions. Under the agreement, with respect to the NAA Funds (defined below), NAA shall pay to Guggenheim Investments, in five equal annual installments, 1.2% of the aggregate net asset value of the NAA Funds as of a specific date approximately 60 days following the Reorganizations and otherwise in accordance with the agreement.

Section 15(f) of the 1940 Act provides a “safe harbor” by which an investment adviser to a fund may receive “any amount or benefit” in connection with certain transactions that cause the assignment of the adviser’s contract with the fund, provided certain conditions are met. Although New Age Alpha Funds Trust and NAA do not believe Section 15(f) of the 1940 Act applies to the Reorganizations, each has covenanted to comply with Section 15(f) of the 1940 Act and to qualify for the “safe harbor” provided by Section 15(f) as if Section 15(f) applied, and consequently:

1.            for a period of three years after the Closing Date, at least 75% of the Trustees of New Age Alpha Funds Trust (or any successor) will not be “interested persons” (as defined in the 1940 Act) of Guggenheim Investments and NAA, and

2.            for a period of two years after the Closing Date, no “unfair burden” will be imposed on the Acquiring Fund as a result of the Reorganizations or any express or implied terms, conditions, or understandings applicable thereto.

New Age Alpha Funds Trust and a separate trust, New Age Alpha Variable Funds Trust, have several additional series that are not part of these Reorganizations but that are currently expected to acquire the assets of other series of Guggenheim Funds Trust, Transparent Value Trust, or Guggenheim Variable Funds Trust, as applicable (collectively, with the Acquired Funds, the “Guggenheim Target Funds”), in reorganization transactions for which approval of shareholders of the applicable Guggenheim Target Fund is being solicited in separate proxy statements. Those additional series of New Age Alpha Funds Trust and New Age Alpha Variable Funds Trust (collectively with the Acquiring Funds, the “NAA Funds”) are also expected to commence operation concurrently with the closing of the Reorganizations.

The agreement between NAA and Guggenheim Investments can be consummated prior to each of the Guggenheim Target Funds receiving the necessary shareholder approval. For any Guggenheim Target Funds that have not obtained shareholder approval by the time of such closing, the applicable fund reorganizations will not be consummated at that time. In such case, Guggenheim Investments may continue to seek shareholder approval and would seek approval from the relevant Guggenheim Board to enter into an interim investment advisory agreement (or a sub-advisory agreement for those Guggenheim Target Funds with a manager of managers exemptive order) pursuant to which NAA would be responsible for managing those Guggenheim Target Funds until either (a) shareholder approval is obtained and the applicable reorganization is completed, or (b) such Guggenheim Target Fund is liquidated.

If Guggenheim Investments determines it is not beneficial to continue to solicit shareholder approval of a Guggenheim Target Fund’s reorganization or the required shareholder approval is not obtained, Guggenheim Investments currently expects to recommend that the relevant Guggenheim Board of Trustees approve liquidation of such Guggenheim Target Fund, which does not require shareholder approval. Moreover, if shareholders do not approve reorganizations of Guggenheim Target Funds constituting the required amount of aggregate net asset value and Guggenheim Investments determines it is not beneficial to continue to solicit shareholder approval, no Reorganization will take place and Guggenheim Investments currently expects to recommend that the Guggenheim Board approve liquidation of the Guggenheim Target Funds.

Factors Considered by the Guggenheim Boards in Approving each Reorganization Agreement

At an executive session of the Guggenheim Boards held in connection with its November 14-15, 2023 regular quarterly meeting (the “November Meeting”), representatives of Guggenheim Investments advised the Guggenheim Boards of its conclusion that the Acquired Funds, which follow equity and related investment strategies, are not aligned with Guggenheim Investments’ focus and growth plans and that it has decided that it no longer intends to manage these equity and related investment strategies. Guggenheim Investments presented its formal proposal for the Reorganizations at a special meeting of the Guggenheim Boards held on January 17 and 24, 2024 (the “January Meeting”). During the January Meeting, Guggenheim Investments explained that it had identified NAA as a replacement manager, which it believed had the investment management, operational, and financial capabilities and resources to manage the Acquiring Fund, including investment methodologies that Guggenheim Investments believed could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders while providing shareholders with continuity of investment. The Guggenheim Boards were also advised that, as part of the transaction with NAA, Guggenheim Investments was recommending a proposal to reorganize each of the Acquired Funds into a single, newly formed Acquiring Fund to be managed by NAA.

At the January Meeting, Guggenheim Investments reviewed the alternatives for the Acquired Funds it considered to address the concerns identified during its strategic product assessment, including investment strategy changes, reorganizations with other Guggenheim Investments’ funds, and liquidation. Following the completion of its review and analysis of the alternatives, Guggenheim Investments determined that only the transfer of the management and reorganization of the Acquired Funds to a new investment adviser had the potential to provide existing shareholders with continuity of investment. Guggenheim Investments advised the Guggenheim Boards that it would recommend that the Guggenheim Boards approve the liquidation of the Acquired Funds if the Guggenheim Boards or shareholders do not approve the Reorganizations and that such liquidation does not require shareholder approval.

The Guggenheim Boards considered a variety of relevant matters at the January Meeting. The Guggenheim Boards considered the process through which Guggenheim Investments’ identified NAA, which process did not identify other interested advisers for consideration. The Guggenheim Boards also considered Guggenheim Investments’ recommendation to reorganize the Acquired Funds into the newly formed Acquiring Fund to be managed by NAA, including Guggenheim Investments’ assessment of, among other things, NAA’s investment strategies, performance record, capabilities and compliance infrastructure, as well as its financial resources and ability to adequately support the Acquiring Fund in the long-term. The Guggenheim Boards considered the due diligence Guggenheim Investments had undertaken to evaluate key NAA personnel. The Guggenheim Boards also considered that the co-founders of NAA are familiar with Guggenheim Investments and certain funds advised by Guggenheim Investments because of previous relationships with Guggenheim Investments. The Guggenheim Boards noted that although NAA does not have long-term experience with sponsoring and advising a mutual fund complex, it had previously sponsored and managed exchange-traded funds and noted the reasons for the termination of those funds. The Guggenheim Boards further noted Guggenheim Investments’ assessment that NAA had built and was continuing to invest in a comprehensive and appropriate infrastructure to properly support the daily operations of the Acquiring Fund, and that NAA would be relying heavily on third-party service providers with experience supporting the operation of mutual funds such as the Acquired and Acquiring Funds.

The Guggenheim Boards considered that Guggenheim Investments and NAA intended to enter into a separate agreement pursuant to which NAA would acquire certain assets related to Guggenheim Investments’ business of providing investment management services, including each Acquired Fund, and that Guggenheim Investments would receive compensation in connection with this transaction. The Guggenheim Boards noted that the completion of each Reorganization was subject to certain conditions, including shareholder approval, as well as shareholder approval of a sufficient portion of the reorganizations of other funds managed by Guggenheim Investments to meet an aggregate net asset value requirement.

The Guggenheim Boards considered that the Reorganizations were expected to qualify as tax-free reorganizations under the Internal Revenue Code of 1986, as amended (the “Code”), and thus, Acquired Fund shareholders were expected to receive shares of the Acquiring Fund without recognizing gain or loss. At the January Meeting, Guggenheim Investments representatives discussed the tax consequences of portfolio transition transactions necessary to align portfolio holdings with NAA’s investment strategies and also discussed the tax consequences of liquidating the Acquired Funds, including that in contrast to the tax-fee nature of the Reorganizations, a liquidation may result in tax consequences for shareholders, depending upon their particular circumstances.

At the January Meeting, the Guggenheim Boards met with Guggenheim Investments’ President and Chief Investment Officer, among other representatives of Guggenheim Investments, as well as NAA’s Chief Executive Officer, to discuss the proposed Reorganizations. The Guggenheim Boards considered information that NAA had provided, including NAA’s resources, staffing, and investment capabilities, as well as NAA’s operational capabilities, including its reliance on third-party service providers, and its marketing and distribution capabilities. The Guggenheim Boards also considered the potential tax consequences of transitioning the Acquired Funds to NAA’s investment strategies and NAA advised that such repositioning would be done in a tax-efficient manner while minimizing trading costs.

Subsequent to the January Meeting, the Guggenheim Boards worked with counsel to prepare formal due diligence requests (each a “Request”) that were submitted to Guggenheim Investments and NAA on February 21, 2024. Guggenheim Investments and NAA provided documents and information in response to their respective Requests (the “Response Materials”) and thereafter provided additional information in response to supplemental requests (“Supplemental Requests”), which the Guggenheim Boards received in advance of a Board meeting held on May 20-21 and 24, 2024 (the “May Meeting”) where the Guggenheim Boards considered the proposed Reorganizations.

As part of the Guggenheim Boards’ due diligence process, prior to the May Meeting the Guggenheim Boards’ Independent Trustees met separately with (i) the independent board members of the Acquiring Fund’s Board; (ii) NAA representatives, including NAA’s Senior Managing Director – Fund and Products Operations who also serves as the Acquiring Fund’s President and Principal Financial Officer and NAA’s General Counsel, Senior Managing Director and Chief Compliance Officer who also serves as the Acquiring Fund’s Assistant Secretary; (iii) counsel to the Acquiring Fund; and (iv) the Acquiring Fund’s Chief Compliance Officer to discuss, among other topics, their roles and responsibilities with respect to the Acquiring Fund, the services to be provided to the Acquiring Fund, the legal and compliance resources of NAA and of the Acquiring Fund and NAA’s “tone at the top” and commitment to compliance.

At the May Meeting, the Guggenheim Boards considered Guggenheim Investments’ and NAA’s Response Materials and Supplemental Request responses and again met with Guggenheim Investments’ management and representatives of NAA to discuss the proposed Reorganizations, including the terms of the Reorganization Agreements, and the nature, extent, and quality of services NAA is expected to provide to the Acquiring Fund following the Reorganizations.

During the course of their evaluation of the proposed Reorganizations, the Guggenheim Boards sought additional and clarifying information as they deemed necessary or appropriate. Throughout the process, the Guggenheim Boards’ Independent Trustees had the assistance of counsel, including their independent legal counsel, counsel to Guggenheim Funds Trust and Transparent Value Trust, and special Delaware counsel, who advised them on, among other things, their duties and obligations.

In determining whether to approve the Reorganization Agreement with respect to each Acquired Fund, and whether to recommend that shareholders of each Acquired Fund approve the Reorganization Agreement with respect to their Acquired Fund, the Guggenheim Boards received materials outlining, among other things, the legal standards and certain other considerations relevant to the Guggenheim Boards’ deliberations. Based on the considerations deemed relevant by each Trustee, the Guggenheim Boards, including the Independent Trustees, unanimously concluded that completion of the Reorganizations is in the best interests of each Acquired Fund and its shareholders. The Guggenheim Boards’ determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors deemed relevant taken as a whole with respect to each Acquired Fund and its shareholders, and after the Trustees made inquiries into all matters as deemed appropriate. Individual Trustees may have placed different weight and assigned different degrees of materiality to various factors deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:

●	Investment Objectives, Strategies and Principal Risks. The Guggenheim Boards considered that each Acquired Fund would be reorganized into a single, newly formed Acquiring Fund. The Guggenheim Boards noted that the Acquiring Fund’s investment objective will be substantively the same as that of the Guggenheim Large Cap Value Fund, and that the Acquiring Fund’s principal investment strategies and principal investment risks will be similar to those of each Acquired Fund. The Guggenheim Boards noted that although the Acquiring Fund’s principal investment strategies and principal investment risks will be similar to those of the RBP Acquired Funds, the investment objective of the Acquiring Fund is different from the investment objectives of the RBP Acquired Funds, as the RBP Acquired Funds are passively managed while the Acquiring Fund will be actively managed.

●	Investment Performance and Portfolio Management Capabilities. The Guggenheim Boards considered that the Acquiring Fund has no operating or performance history and will assume the performance history of the Guggenheim Large Cap Value Fund at the closing of the Reorganization of Guggenheim Large Cap Value Fund, assuming the Reorganization of Guggenheim Large Cap Value Fund is completed. The Guggenheim Boards also evaluated the performance information provided by NAA for the strategies to be employed by the Acquiring Fund, which included backtested performance, and Guggenheim Investments’ belief that NAA’s investment methodologies could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders and that NAA’s rules-based approach utilizing H-Factor has the potential to lead to strong performance and growth over time for the Acquiring Fund after the Reorganizations.

●	Management Fee and Net Total Annual Operating Expenses. With respect to each Acquired Fund, the Guggenheim Boards considered the impact of the Reorganization on the management fee and total fees and expenses. The Guggenheim Boards considered that the Acquiring Fund would be subject to the same or a lower management fee as each corresponding Acquired Fund. The Guggenheim Boards also considered NAA’s contractual commitment to limit until January 31, 2027, the total annual fund operating expense ratio (after waivers/reimbursements) of the Acquiring Fund (subject to certain exclusions) at a lower level than the current total annual fund operating expense ratio (after any applicable waivers/reimbursements) of each Acquired Fund as of recent financial statements provided to the Guggenheim Boards. While the Guggenheim Boards noted that if only certain of the Reorganizations are approved by shareholders, the pro forma total annual fund operating expense ratio (before waivers/reimbursements) of the Acquiring Fund may be higher than the total annual fund operating expense ratio of the applicable Acquired Fund, NAA’s contractual commitment would offset any such increase at least until January 31, 2027.

●	Tax Implications. The Guggenheim Boards considered the relative tax aspects of the Reorganizations as to the Acquired Funds and their shareholders. Each Reorganization is intended to qualify as a tax-free “reorganization” within the meaning of Section 368 of the Code and will not take place unless an opinion of counsel is provided to that effect. It is expected there will be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a direct result of the Reorganizations.

●	Costs and Expenses of the Reorganizations. The Guggenheim Boards considered Guggenheim Investments’ representation that the Acquired Funds will not bear any costs or expenses, directly or indirectly, related to the Reorganizations (excluding portfolio transition expense), regardless of whether the Reorganizations are consummated. The Guggenheim Boards also considered NAA’s representation that any portfolio repositioning to align with NAA’s strategies would be done in a tax-efficient manner while minimizing trading costs.

●	NAA’s and the Acquiring Fund’s Compliance Programs. The Guggenheim Boards considered information provided by NAA and presentations by and discussions with NAA’s representatives with respect to NAA’s and the Acquiring Fund’s compliance policies and procedures, as well as discussions with the Acquiring Fund’s Chief Compliance Officer. In evaluating NAA’s and the Acquiring Fund’s compliance programs, the Guggenheim Boards also took into account the assessment by Guggenheim Investments’ Head of Intermediary Compliance and the Acquired Funds’ Chief Compliance Officer that such compliance programs are reasonably designed to prevent violation of the federal securities laws, the Code and other applicable laws, as well as to assure compliance with investment guidelines.

●	Acquiring Fund’s Board Governance. The Guggenheim Boards considered information regarding the Acquiring Fund’s Board governance received in writing and through meetings with members of the Acquiring Fund’s Board. The Guggenheim Boards also considered that the Guggenheim Boards and the Acquiring Fund’s Board are comprised of separate individuals.

●	Terms and Conditions of the Reorganization Agreements. The Guggenheim Boards considered the terms of each Reorganization Agreement and the fact that there was no potential for dilution of Acquired Fund shareholder interests because the Acquiring Fund would have no shares outstanding prior to the Reorganizations.

●	Alternatives to the Reorganizations. The Guggenheim Boards noted the alternatives for the Acquired Funds considered by Guggenheim Investments, including investment strategy changes, reorganizations with other Guggenheim Investments’ funds, and liquidation, and noted that Guggenheim Investments had determined that only the transfer of the management and reorganization of the Acquired Funds to a new investment adviser had the potential to provide existing shareholders with continuity of investment. It was further noted that Guggenheim Investments believes the Reorganizations to be in the best interests of each Acquired Fund and its shareholders and that if the Guggenheim Boards or shareholders did not approve the Reorganizations, Guggenheim Investments would recommend that the Guggenheim Boards approve the liquidation of the Acquired Funds.

The Guggenheim Boards also considered that, given Guggenheim Investments’ decision to no longer manage the Acquired Funds, the Reorganizations would provide individual shareholders the ability to choose a non-taxable option that allows for continuity of investment as an alternative to liquidation of the Acquired Funds, which would, for tax purposes, trigger any gain or loss that individual shareholders not investing through tax-advantaged accounts have in their shares of the Acquired Funds.

●	Compensation to be Received by Guggenheim Investments. The Guggenheim Boards considered that Guggenheim Investments would receive compensation from NAA in connection with NAA’s purchase from Guggenheim Investments of certain assets that relate to Guggenheim Investments’ business of providing investment management services, including each Acquired Fund. In this regard, the Guggenheim Boards noted that Guggenheim and NAA had each agreed to comply with Section 15(f) of the 1940 Act, and to qualify for the “safe harbor” such that (i) for a period of three years after the Reorganizations at least 75% of the Acquiring Fund’s Board will not be “interested persons” of Guggenheim Investments or NAA and (ii) for a period of two years after the Reorganizations no “unfair burden” will be imposed on the Acquiring Fund as a result of the Reorganizations.

●	Other Factors. The Guggenheim Boards considered additional information provided by Guggenheim Investments and NAA in their Response Materials and Supplemental Request responses regarding the nature, extent, and quality of services to be provided by NAA; NAA’s costs of and profits from services it would provide to the Acquiring Fund; the potential economies of scale if the Acquiring Fund was to grow; and the potential benefits to be derived by NAA as a result of the Reorganizations. The Guggenheim Boards also considered the risks associated with the Acquiring Fund, including that the Acquiring Fund is newly formed and that NAA, as the investment adviser to the Acquiring Fund, has a limited operating history.

Based on their consideration of the Reorganization of each Acquired Fund, the Guggenheim Boards recommend that shareholders of each Acquired Fund approve the Reorganization Agreement of their Acquired Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Information about the Acquiring Fund and Acquired Funds is included in each Fund’s prospectus and statement of additional information. Information about the Acquired Funds is also included in its most recent Annual Report and Semi-Annual Report. Please review this important information carefully.

DESCRIPTION OF INDEXES

The Acquiring Fund’s investment strategies are expected to exceed the total return of an index, as noted above. The reference indexes are described below.

Fund	Reference Index	Description
NAA Large Cap Value Fund	S&P 500® Value Index	The S&P 500® Value measures constituents from the S&P 500 that are classified as value stocks based on three factors: the ratios of book value, earnings and sales to price.

For more information about the Acquiring Fund, please see Appendix C.

Financial Highlights

The fiscal year end for the Acquired Funds and the Acquiring Fund is September 30.

The financial highlights of the Acquired Funds contained in Appendix D have been derived from financial statements audited by Ernst  & Young LLP. The information for the semi-annual period ending March 31, 2024 is unaudited.

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no financial highlights. The Acquiring Fund will assume the accounting history of Guggenheim Large Cap Value Fund at the closing of the Reorganization of the Acquired Fund.

Forms of Organization

The Acquiring Fund is a diversified series of New Age Alpha Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. The Acquiring Fund is overseen by a board of trustees consisting of four members, three of whom are not “interested persons” persons (as defined in the 1940 Act) of New Age Alpha Funds Trust.

Each Acquired Fund is a diversified series of Guggenheim Funds Trust or Transparent Value Trust, open-end management investment companies registered with the SEC that is organized as a Delaware statutory trust. The Acquired Funds are overseen by the Guggenheim Boards, which consists of seven members, six of whom are not “interested persons” persons (as defined in the 1940 Act) of Guggenheim Funds Trust or Transparent Value Trust.

The Guggenheim Board and the Acquiring Funds’ Board are comprised of separate individuals.

Security Ownership of Management and Principal Shareholders

As of the Record Date, the current officers and trustees of each Acquired Fund, in the aggregate, owned less than 1% of the outstanding shares of any class of any Acquired Fund. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has no shareholders. A list of the 5% shareholders of the Acquired Funds as of the Record Date is contained in Appendix E.

1

OTHER BUSINESS

The Guggenheim Boards do not intend to present any other business at the Special Meeting with respect to the Acquired Funds. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying proxy card will vote thereon in accordance with their discretion.

2

SHAREHOLDER COMMUNICATIONS WITH THE GUGGENHEIM BOARDS

Shareholders may send communications to the Guggenheim Boards. Shareholders should send communications intended for the Guggenheim Boards by addressing the communications to the Guggenheim Boards, in care of the President of Guggenheim Funds Trust or Transparent Value Trust and sending the communication to 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850. A shareholder communication must (i) be in writing and be signed by the shareholder, (ii) provide contact information for the shareholder, (iii) identify the Fund to which it relates, and (iv) identify the class and number of shares held by the shareholder. The President of Guggenheim Funds Trust or Transparent Value Trust may, in good faith, determine that a shareholder communication should not be provided to the Guggenheim Boards because it does not reasonably relate to Guggenheim Funds Trust or Transparent Value Trust or their operations, management, activities, policies, service providers, Guggenheim Boards, officers, shareholders or other matters relating to an investment in the Fund or is otherwise immaterial in nature. Other shareholder communications received by the Fund not directly addressed and sent to the Guggenheim Boards will be reviewed and generally responded to by management, and will be forwarded to the Guggenheim Boards only at management’s discretion based on the matters contained therein.

3

VOTING INFORMATION

Vote Required

Only shareholders of each Acquired Fund will vote on the Reorganization applicable to the Acquired Fund(s) of which they are a shareholder. Approval of the Reorganization related to Guggenheim Large Cap Value Fund will require a majority of the shares voted at the Special Meeting when a quorum is present. Approval of each Reorganization related to Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund will require a majority of the votes of the applicable Acquired Fund entitled to be cast held by shareholders of each Acquired Fund present in person or by proxy at the Special Meeting when a quorum is present with respect to such Acquired Fund. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

General

The Guggenheim Boards are soliciting your vote for a joint special meeting of the Acquired Funds’ shareholders. Each Acquired Fund has retained EQ Fund Solutions, LLC (the “Solicitor”) to assist in the solicitation of proxies, at an estimated aggregated cost of $88,500. This cost estimate includes expenses related to other proposed reorganizations of other Guggenheim Target Funds discussed in other proxy statements/prospectuses. NAA and Guggenheim Investments will bear this cost. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at (866) 864-7964. In addition to solicitation by mail, certain officers and representatives of the Acquired Funds, officers and employees of Guggenheim Investments or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, facsimile, or other communication.

The Guggenheim Boards have named Amy J. Lee, Mark E. Mathiasen and Michael P. Megaris, or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Fund shares as directed by shareholders.

A shareholder may revoke their proxy at any time prior to its use by submitting a revised proxy card, by giving written notice of revocation to the Secretary of Guggenheim Funds Trust or Transparent Value Trust, as applicable, by using any electronic, telephonic, computerized or other alternative means to revoke authorized by the Trustees for authorizing the proxy to act or by voting in person at the Special Meeting.

If any other matter is properly presented at the Special Meeting, the persons named in the enclosed proxy card will vote your shares in accordance with their best judgment, including on any proposal to adjourn the Special Meeting. As of the time this Proxy Statement/Prospectus, the Guggenheim Boards knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum

For Guggenheim Large Cap Value Fund, the presence of thirty-three and one-third percent (33-1/3%) of the shares of the Acquired Fund entitled to vote constitutes a quorum for the Special Meeting.

For Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund, the presence in person or by proxy of the holders of record of shares issued and outstanding and entitled to vote representing more than twenty-five percent (25%) of the total combined net asset value of all shares of an Acquired Fund issued and outstanding and entitled to vote constitutes a quorum for the shareholder meeting. The existence of a quorum will be determined separately for each Acquired Fund.

Adjournments

For Guggenheim Large Cap Value Fund, if a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by the chairman of the Special Meeting, the Guggenheim Board or the chairman of the meeting may propose one or more adjournments of the Special Meeting with respect to one or more of the Acquired Funds for any reason in accordance with the organizational documents of Guggenheim Funds Trust or Transparent Value Trust, as applicable, and applicable law. The persons named as proxies will vote in favor of such adjournments in their discretion.

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For Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund, if a quorum is not present at the Special Meeting, the holders of a majority of the votes present in person or by proxy have the power to adjourn the meeting from time to time, without notice other than announcement at the meeting, until a quorum is present or represented.

Broker Non-Votes and Abstentions

For Guggenheim Large Cap Value Fund, if a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions will have no effect on the outcome of the vote related to the Guggenheim Large Cap Value Fund Reorganization.

For Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund, if a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions will have the effect of votes against the Reorganizations related to Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund.

Broker-dealer firms holding shares of the Acquired Funds in “street name” for the benefit of their customers and clients will request instructions of such clients on how to vote their shares before the Special Meeting. Under the rules of the New York Stock Exchange, broker-dealer firms may, for certain “routine” matters, without instructions from their customers and clients, grant discretionary authority to the proxies designated by the Guggenheim Boards to vote if no instructions have been received prior to the date specified in the broker-dealer firm’s request for voting instructions. Each proposal is not a “routine” matter under the rules of the New York Stock Exchange. If you do not give instructions to your broker, your broker will not be able to vote your shares with respect to this proposal. We urge you to provide instructions to your broker or nominee so that your votes may be counted. Because each Proposal is considered non-routine, there are not expected to be any broker non-votes.

Joint Meeting

The Special Meeting is scheduled as a joint meeting of the Acquired Funds, whose votes on similar proposals applicable to such Acquired Funds are being solicited separately, because the shareholders of the Acquired Funds are expected to consider and vote on similar matters.

Shareholders of each Acquired Fund will vote separately on the respective proposal relating to their Acquired Fund.

Shareholder Proposals

The Acquired Funds are not required to hold annual meetings and currently do not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act or other applicable law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable U.S. federal and state laws.

Householding

Householding is an option that may be available to certain Acquired Fund investors through their financial intermediary. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer or other financial intermediary if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card. You may receive more than one proxy card due to multiple investments in an Acquired Fund or if you own shares in more than one Acquired Fund. You should vote each card received.

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APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Acquired Funds or the Acquiring Fund. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution and may be amended after its execution.

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of [  ], 2024, by and between [Guggenheim Funds Trust/Guggenheim Variable Funds/Transparent Value Trust] (the “Acquired Fund Trust”), a Delaware statutory trust, on behalf of its series, [  ] (the “Acquired Fund”), and [New Age Alpha Funds Trust/New Age Alpha Variable Funds Trust] (the “Acquiring Fund Trust”), a Delaware statutory trust, on behalf of its series, [  ] (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”). New Age Alpha Advisors, LLC (the “Acquiring Fund Adviser”), a Delaware limited liability company, joins this Agreement solely for purposes of paragraphs 5.13 and 8.2; and [Security Investors, LLC (“SI”), a Kansas limited liability company/Guggenheim Partners Investment Management, LLC (“GPIM”), a Delaware limited liability company], the “Acquired Fund Adviser”), joins this Agreement solely for purposes of paragraph 8.2.

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the reorganization will consist of the transfer of the Assets (as defined in paragraph 1.2) to the Acquiring Fund in exchange solely for, as applicable, [Class A, Class C, Institutional Class and Class P] shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the Liabilities (as defined in paragraph 1.3), and the distribution, upon the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the corresponding class of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION

1.1.     The Reorganization. Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.4), the Acquired Fund Trust shall, on behalf of the Acquired Fund, assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) to the Acquiring Fund Trust, on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund Trust shall, on behalf of the Acquiring Fund, deliver to the Acquired Fund Trust, on behalf of the Acquired Fund, full and fractional Acquiring Fund Shares, and the Acquiring Fund Trust shall assume the Liabilities (as defined in paragraph 1.3) on behalf of the Acquiring Fund. The number of Acquiring Fund Shares to be delivered to the Acquired Fund Trust on behalf of the Acquired Fund shall be determined as set forth in paragraph 2.3.

1.2.     Assets of the Acquired Fund. The assets of the Acquired Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, all rights of the Acquired Fund, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records (or copies thereof consistent with Rule 31a-3 under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred tax benefit and any other property owned by the Acquired Fund at the Effective Time (collectively, the “Assets”). Notwithstanding the foregoing, copies of the applicable books and records may be retained as required by applicable law or as necessary for the Acquired Fund to prepare and file tax returns pursuant to paragraphs 5.11 and 5.12 of this Agreement.

1.3.     Liabilities of the Acquired Fund. The Acquired Fund will use commercially reasonable efforts to discharge its known liabilities and obligations prior to the Effective Time, other than liabilities and obligations necessary or appropriate for the Acquired Fund’s normal investment operations. The Acquiring Fund shall assume all liabilities, obligations, and debts of the Acquired Fund, whether known or unknown, absolute or contingent, accrued or unaccrued, existing at the Effective Time, and whether or not specifically referred to in this Agreement (collectively, the “Liabilities”). At and after the Effective Time, the Liabilities shall become and be the liabilities of the Acquiring Fund and may be enforced only against the Acquiring Fund.

1.4.     Distribution of Acquiring Fund Shares. At the Closing (as defined in paragraph 3.1) (or as soon thereafter as is reasonably practicable), the Acquired Fund Trust, on behalf of the Acquired Fund, will distribute the Acquiring Fund Shares received from the Acquiring Fund Trust pursuant to paragraph 1.1 pro rata by class, if any, to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares of the corresponding class, as applicable, then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. Immediately following such distribution, all issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such transfers.

1.5.     Transfer Taxes. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund’s shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred and any request for such transfer shall be accompanied by proper documentation.

1.6.     Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares by the Acquired Fund Shareholders will be shown on the books of the Acquiring Fund’s transfer agent at the Closing (or as soon thereafter as is reasonably practicable).

1.7.     Filing Responsibilities of Acquired Fund. Except as otherwise expressly provided herein or agreed to in writing by the parties prior to the Closing Date, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date. Thereafter, any such reporting responsibility shall be the responsibility of the Acquiring Fund.

1.8.     Termination of Acquired Fund. The Acquired Fund will be dissolved, have its affairs wound up and be terminated as a series of the Acquired Fund Trust in accordance with Delaware law as soon as practicable following the Closing and the making of the distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1.     Net Asset Value of the Acquired Fund. In connection with the Reorganization, the net asset value of the outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that day, using the valuation procedures adopted by the Board of Trustees of the Acquired Fund Trust (the “Acquired Fund Trust Board”), as described in the then-current prospectus and statement of additional information of the Acquired Fund.

2.2.     Net Asset Value of the Acquiring Fund. In connection with the Reorganization, the net asset value of the Acquiring Fund Shares shall be the same as the net asset value of the Acquired Fund Shares as computed in accordance with paragraph 2.1.

2.3.     Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in connection with the Reorganization shall be equal to the number of full and fractional Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time or shall be determined by dividing the net asset value of the Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund Shares, determined in accordance with paragraph 2.2.

2.4.     Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (generally the close of normal trading on the New York Stock Exchange (“NYSE”)) on the Closing Date or such other date and time as may be mutually agreed upon in writing by the parties hereto (the “Effective Time”).

ARTICLE III

CLOSING

3.1.     Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur on such date as to which the parties may agree (the “Closing Date”) and shall occur by email or other communication or at such place as to which the parties may agree, subject to the satisfaction or waiver (to the extent permitted by applicable law) of the conditions precedent to the Closing set forth in Article 6 of this Agreement (other than those conditions that by their terms are to be satisfied by actions taken at the Closing, but subject to the satisfaction or, to the extent permitted, waiver of those conditions at the Closing). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

3.2.     Transfer and Delivery of Assets. The Acquired Fund Trust shall direct The Bank of New York Mellon (“BNYM”), as custodian for the Acquired Fund, to deliver to the Acquiring Fund Trust at the Closing a certificate or representation of an authorized officer of BNYM stating that the Assets were delivered in proper form to the Acquiring Fund at the Effective Time. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument, if any, shall be presented by BNYM, as custodian for the Acquired Fund, to those persons at [BNYM], which also serves as the custodian for the Acquiring Fund, who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. BNYM shall deliver to those persons at [BNYM] who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of BNYM and of each “Securities Depository,” as defined in Rule 17f-4 under the 1940 Act, or other custodian as authorized under the 1940 Act, in which the Assets are deposited, the Assets deposited with such depositories or other custodian. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds or such other appropriate means on the Closing Date.

3.3.     Share Records. The Acquired Fund Trust shall direct MUFG Investor Services (“MUFG”), in its capacity as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund Trust at the Closing a certificate or other documentation of an authorized officer of MUFG stating that its records contain the names and addresses of the Acquired Fund Shareholders and the class, number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Chief Financial Officer of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence reasonably satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.

3.4.     Postponement of Effective Time. In the event that, at the Effective Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the investment adviser of the Acquired Fund or the investment adviser of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5.     Failure to Deliver Assets. If the Acquired Fund is unable to make delivery pursuant to paragraph 3.2 to the custodian for the Acquiring Fund of any of the Assets for the reason that any of such Assets have not yet been delivered to it by the Acquired Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Acquired Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips, and shall use its reasonable best efforts to deliver any such Assets to the custodian as soon as reasonably practicable.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1.     Representations and Warranties of the Acquired Fund Trust. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Acquired Fund Trust, the Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund Trust, on behalf of the Acquiring Fund, as follows:

(a)     The Acquired Fund is a duly established series of the Acquired Fund Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquired Fund Trust’s Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)     The Acquired Fund Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c)     No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund Trust, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

(d)     The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they are made, not materially misleading.

(e)     Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, at the Effective Time, the Acquired Fund Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, and upon delivery and payment for such Assets, the Acquiring Fund Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto; provided, however, that certain Assets may be pledged against the Acquired Fund’s investment contracts, including options, futures, forward contracts and other similar instruments or transactions, in accordance with the terms of such contracts.

(f)      Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Acquired Fund Trust, on behalf of the Acquired Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in a material violation of Delaware law or of its Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may have been amended from time to time.

(g)     Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, all material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments or transactions [and those contracts listed on Schedule 4.1]) will terminate without liability to the Acquired Fund on or prior to the Effective Time.

(h)     Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is known to be presently pending or, to the Acquired Fund Trust’s knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would reasonably be expected to materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. The Acquired Fund Trust, on behalf of the Acquired Fund, knows of no facts which are reasonably likely to form the basis for the institution of such proceedings. The Acquired Fund Trust, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(i)      The financial statements of the Acquired Fund for its most recently completed fiscal year prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)      Since the last day of the Acquired Fund’s most recently completed fiscal year prior to the date of this Agreement, there has not been any known material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by it of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of its liabilities, distributions of net investment income and net realized capital gains, or the redemption of its shares by shareholders of the Acquired Fund shall not constitute a material adverse change either individually or in the aggregate.

(k)     For each taxable year of the Acquired Fund’s operations and for the portion through the Closing Date of the taxable year of the Acquired Fund that includes the Closing Date, the Acquired Fund met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, was (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed as of the Closing Date substantially all of its investment company taxable income and net tax-exempt income (computed without regard to the dividends-paid deduction) and net capital gain (as defined in the Code) required to be distributed by the Closing Date.

(l)      At the Effective Time, all material federal, state, local and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all material federal, state, local and other taxes shown as due on said returns, forms and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of the Acquired Fund, no such return is currently under audit and no material assessment has been asserted in writing with respect to such returns, which assessment has not been resolved.

(m)    All Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund Trust and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws of each state in which they have been offered and sold. All Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the records of MUFG, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares.

(n)     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Acquired Fund Trust Board, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)     The information to be furnished by the Acquired Fund for use in registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Commission and the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby, is or will be accurate and complete in all material respects and is or will comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p)     The N-14 Registration Statement (as defined in paragraph 5.6), insofar as it relates to information provided by the Acquired Fund for use therein, from the date of the N-14 Registration Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund Trust, the Acquiring Fund or the Acquiring Fund Adviser for use therein.

4.2.     Representations and Warranties of the Acquiring Fund Trust. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Acquiring Fund Trust, the Acquiring Fund Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund Trust, on behalf of the Acquired Fund, as follows:

(a)     The Acquiring Fund is a duly established series of the Acquiring Fund Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquiring Fund Trust’s Declaration of Trust and By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as described in the N-14 Registration Statement.

(b)     The Acquiring Fund Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect or is anticipated to be in full force and effect on the Closing Date.

(c)     No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

(d)     At or prior to the Effective Time, the Acquiring Fund Trust shall have on file with the Commission an effective registration statement for the Acquiring Fund.

(e)     The prospectus and statement of additional information of the Acquiring Fund as of the Effective Date conform or will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(f)      Except as otherwise disclosed to and accepted by or on behalf of the Acquired Fund, at the Effective Time, the Acquiring Fund Trust, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets (if any), free of any liens or other encumbrances.

(g)     Except as otherwise disclosed to and accepted by or on behalf of the Acquired Fund, the Acquiring Fund Trust, on behalf of the Acquiring Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Delaware law or of its Declaration of Trust and By-Laws, each as may have been amended from time to time, or a material breach of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which it is bound or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(h)     Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund Trust’s knowledge, threatened against the Acquiring Fund Trust or any of its properties or assets that, if adversely determined, would reasonably be expected to materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund Trust, on behalf of the Acquiring Fund, knows of no facts which are reasonably likely to form the basis for the institution of such proceedings. The Acquiring Fund Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(i)      At the Effective Time, the Acquiring Fund will have no assets (other than possibly a de minimis amount of assets to facilitate the transactions described in this Agreement) and no liabilities of any kind. The Acquiring Fund will not commence operations until after the Effective Time.

(j)      The Acquiring Fund was established as a new series of the Acquiring Fund Trust for the purpose of effecting the transactions described in this Agreement and, prior to the Closing Date, will have carried on no business activity (apart from holding the initial investment of the initial shareholder), will not have prepared books of account and related records or financial statements or issued any shares except for a de minimis amount of shares issued in a private placement to the initial shareholder of the Acquiring Fund and will not have had any tax attributes (including those specified in Section 381(c) of the Code). Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund Shares. The Acquiring Fund will take all steps necessary after the Closing Date to qualify for taxation as a “regulated investment company” under Sections 851 and 852 of the Code. Immediately before the Effective Time, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, immediately before the Effective Time, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. The authorized capital of the Acquiring Fund Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquiring Fund Trust (the “Acquiring Fund Trust Board”) may authorize from time to time. As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class. As of the Closing Date, the authorized and offered shares of beneficial interest of the Acquiring Fund will include [Class A shares, Class C shares, Institutional Class shares and Class P] shares, each having the characteristics described in the Acquiring Fund’s prospectus. No options, warrants, or other rights to subscribe for or purchase, or securities convertible into, any Acquiring Fund Shares are outstanding.

(k)     The execution, delivery and performance of this Agreement by the Acquiring Fund Trust will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Acquiring Fund Trust Board, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)      The Acquiring Fund’s authorized capitalization will be as set forth in its prospectus and statement of additional information at the Effective Time and the Acquiring Fund Shares shall conform in all material respects to the description thereof contained in such prospectus and statement of additional information. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Acquiring Fund Trust, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

(m)    The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials, and other documents filed or to be filed with any federal, state or local regulatory authority (including the Commission and FINRA) that may be necessary in connection with the transactions contemplated hereby, is or will be accurate and complete in all material respects and is or will comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(n)     The N-14 Registration Statement, insofar as it relates to information provided by the Acquiring Fund and the Acquiring Fund Shares for use therein, from the date of the N-14 Registration Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund Trust, the Acquired Fund or the Acquired Fund Adviser for use therein.

(o)     The Acquiring Fund’s investment advisory agreement with the Acquiring Fund Adviser complies with Section 15 of the 1940 Act and has been properly approved pursuant to Sections 15(a) and 15(c) of the 1940 Act.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1.     Conduct of Business. The Acquired Fund will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business with respect to the Acquired Fund will include the declaration and payment of customary dividends and distributions and any other distribution that may be advisable. The Acquiring Fund shall not publicly issue any shares or other securities, or conduct any business or activity prior to the Closing except for such activity as is required to consummate the transactions contemplated by this Agreement.

5.2.     Meeting of Shareholders. The Acquired Fund Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.     No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4.     Information. The Acquired Fund Trust, on behalf of the Acquired Fund, will assist the Acquiring Fund Trust in obtaining such information as the Acquiring Fund Trust reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5.     Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund Trust, on behalf of the Acquiring Fund, and the Acquired Fund Trust, on behalf of the Acquired Fund, will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing.

5.6.     N-14 Registration Statement. The parties shall cooperate in preparing, and the Acquiring Fund Trust shall file with the Commission, a registration statement on Form N-14 (the “N-14 Registration Statement”) in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.     Liquidating Distribution. At the Closing (or as soon as is reasonably practicable after the Closing), the Acquired Fund will make a liquidating distribution to Acquired Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing, as set forth in paragraph 1.4.

5.8.     Best Efforts. The Acquiring Fund Trust, on behalf of the Acquiring Fund, and the Acquired Fund Trust, on behalf of the Acquired Fund, shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.     Other Instruments. The Acquired Fund Trust, on behalf of the Acquired Fund, and the Acquiring Fund Trust, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund Trust’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund Trust’s, on behalf of the Acquiring Fund, title to and possession of the Assets and assumption of the Liabilities.

5.10.   Regulatory Approvals. The Acquiring Fund Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, as may be necessary in order to continue its operations after the Effective Time.

5.11.   Reorganization. The Acquired Fund and the Acquiring Fund agree to treat the Reorganization as a “reorganization” under Section 368(a)(1) of the Code and will file all tax returns consistent with such treatment. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization under Section 368(a)(1) of the Code, except as otherwise required pursuant to a “determination” as such term is defined in Section 1313 of the Code.

5.12.   Tax Filings. The Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed for taxable years ending prior to the Closing Date and further shall provide to the Acquiring Fund such tax returns in a timely manner, and the Acquired Fund and the Acquiring Fund shall cooperate in filing such tax returns with the appropriate taxing authorities. The Acquiring Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquiring Fund for taxable years ending after the Closing Date and further shall cause such tax returns to be duly filed with the appropriate taxing authorities.

5.13.   Compliance with Section 15(f) of the 1940 Act. (a) The Acquiring Fund Trust agrees that for a period of three years after the Closing Date, the Acquiring Fund Trust will maintain the composition of the Acquiring Fund Trust Board so that at least 75% of the members of the Acquiring Fund Trust Board (or any successor) are not “interested persons” (as defined in the 1940 Act) of the Acquiring Fund Adviser or the Acquired Fund Adviser; and (b) the Acquiring Fund Adviser agrees that for a period of two years after the Closing Date, neither the Acquiring Fund Adviser nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

ARTICLE VI

CONDITIONS PRECEDENT

6.1.     Conditions Precedent to Obligations of Acquired Fund. The obligations of the Acquired Fund Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Acquired Fund Trust’s election, to the following conditions:

(a)     All representations and warranties of the Acquiring Fund Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)     The post-effective amendment to the registration statement of the Acquiring Fund on Form N-1A relating to the Acquiring Fund Shares shall have become effective and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or 1940 Act.

(c)     The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied in all material respects with the provisions required by this Agreement to be performed or complied with by the Acquiring Fund Trust, on behalf of the Acquiring Fund, on or before the Effective Time.

(d)     The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.2.     Conditions Precedent to Obligations of Acquiring Fund. The obligations of the Acquiring Fund Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund Trust’s election, to the following conditions:

(a)     All representations and warranties of the Acquired Fund Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)     The Acquired Fund Trust shall have delivered to the Acquiring Fund information about known assets and liabilities, as of the Effective Time, certified by the Treasurer of the Acquired Fund Trust.

(c)     The Acquired Fund Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied in all material respects with the provisions required by this Agreement to be performed or complied with by the Acquired Fund Trust, on behalf of the Acquired Fund, on or before the Effective Time.

(d)     The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(e)     On or prior to the Closing Date, the Acquired Fund will, if applicable, declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date.

6.3.     Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Acquired Fund Trust, on behalf of the Acquired Fund, or the Acquiring Fund Trust, on behalf of the Acquiring Fund, shall, at its option, not be required to complete the transactions contemplated by this Agreement.

(a)     This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Acquired Fund Shares in accordance with the provisions of the Acquired Fund Trust’s Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may have been further amended from time to time, applicable Delaware law and the 1940 Act and the regulations thereunder, and copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the conditions set forth in this paragraph 6.3(a) may not be waived.

(b)    Each of the conditions to the Closing set forth in Section [  ] of the [Transaction Agreement] among the Acquiring Fund Adviser, the Acquired Fund Adviser, and certain of their affiliates (the “Transaction Agreement”) have been satisfied or waived by the relevant party and the transactions contemplated by the Transaction Agreement will close concurrently with the Closing.

(c)     At the Effective Time, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the Reorganization contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be pending or, to the knowledge of the Acquired Fund Trust or the Acquiring Fund Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)     All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquired Fund Trust and the Acquiring Fund Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e)     The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)     The Acquired Fund Trust and the Acquiring Fund Trust shall have received an opinion of Dechert LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(1)     The transfer by the Acquired Fund of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the Liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund, will constitute a reorganization under Section 368(a)(1) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(2)     No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities, or upon the distribution (whether actual or constructive) by the Acquired Fund of such Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(3)     No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities.

(4)     No gain or loss will be recognized by the Acquired Fund Shareholders upon the distribution to them by the Acquired Fund of the Acquiring Fund Shares solely in exchange for their Acquired Fund Shares as part of the Reorganization.

(5)     The basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will be the same as the basis of the shareholder’s Acquired Fund Shares exchanged therefor.

(6)     The basis of the Acquired Fund’s Assets received by the Acquiring Fund in the Reorganization will be the same as the basis of the Acquired Fund’s Assets in the hands of the Acquired Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (2) above.

(7)     The holding period for the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will include the period for which the shareholder held the Acquired Fund Shares exchanged therefor, provided that the shareholder held such Acquired Fund Shares as a capital asset at the time of the exchange.

(8)     The holding period of the Acquired Fund’s Assets in the hands of the Acquiring Fund will include the period for which the Acquired Fund’s Assets were held by the Acquired Fund [(except where investment assets of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an Asset and except for any asset with respect to which gain or loss is required to be recognized as described in paragraph (2) above).

(9)     The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations requested of the Acquired Fund Trust and the Acquiring Fund Trust on behalf of the Acquired Fund and the Acquiring Fund, respectively. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(f).

(g)     BNYM shall have delivered such certificates or other documents as set forth in paragraph 3.2.

(h)     MUFG shall have delivered such certificate as set forth in paragraph 3.3.

(i)      The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have issued and delivered to the Secretary of the Acquired Fund Trust, on behalf of the Acquired Fund, the confirmation as set forth in paragraph 3.3.

(j)      Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION AND LIABILITIES

7.1.     Indemnification by the Acquiring Fund Trust. The Acquiring Fund Trust, solely out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund Trust, the Acquired Fund and the members of the Acquired Fund Trust Board and their respective officers, employees, investment adviser and agents (the “Acquired Fund Trust Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) collectively, “Loss”) to which, any Acquired Fund Trust Indemnified Party may become subject, insofar as such Loss arises out of or is based on any breach by the Acquiring Fund Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such Loss shall be due to any grossly negligent, intentional or fraudulent act, omission or error of the Acquired Fund or the Acquired Fund Trust Indemnified Parties.

7.2.     Indemnification by the Acquired Fund Trust. The Acquired Fund Trust, solely out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Acquiring Fund Trust, the Acquiring Fund and the members of the Acquiring Fund Trust Board and their respective officers, employees, investment adviser and agents (the “Acquiring Fund Trust Indemnified Parties”) from and against any and all Loss to which any Acquiring Fund Trust Indemnified Party may become subject, insofar as such Loss arises out of or is based on any breach by the Acquired Fund Trust or the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such Loss shall be due to any grossly negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or the Acquiring Fund Trust Indemnified Parties.

7.3.     Liability of the Acquired Fund Trust. The Acquiring Fund Trust understands and agrees that its obligations on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Acquired Fund Trust personally, but shall bind only the Acquired Fund’s property. Moreover, no series of the Acquired Fund Trust other than the Acquired Fund shall be responsible for the obligations of the Acquired Fund Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. This Agreement has been signed and delivered on behalf of the Acquired Fund Trust, on behalf of the Acquired Fund, by an authorized officer of the Acquired Fund Trust, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquired Fund.

7.4.     Liability of the Acquiring Fund Trust. The Acquired Fund Trust understands and agrees that its obligations on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Acquiring Fund Trust personally, but shall bind only the Acquiring Fund’s property. Moreover, no series of the Acquiring Fund Trust other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Fund Trust hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. This Agreement has been signed and delivered on behalf of the Acquiring Fund Trust, on behalf of the Acquiring Fund, by an authorized officer of the Acquiring Fund Trust, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1.     No Broker or Finder Fees. The Acquired Fund Trust and the Acquiring Fund Trust, on behalf of the Acquired Fund and the Acquiring Fund, respectively, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2.     Expenses of Reorganization. The expenses relating to the Reorganization, other than transaction costs (including brokerage commissions, transaction charges and related fees) associated with any sales and purchases made in connection with the Reorganization, will be borne by the Acquiring Fund Adviser and its affiliates and the Acquired Fund Adviser and its affiliates and will not be paid by the Funds, whether or not the Reorganization is consummated. The expenses relating to the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, organization of the Acquiring Fund, preparing, printing and distributing the N-14 Registration Statement, proxy solicitation, expenses of holding shareholders’ meetings, and legal fees, accounting fees and securities registration fees.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1.     Amendments. This Agreement may be amended, modified or supplemented in writing signed by the parties hereto to be bound by such amendment; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

9.2.     Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Acquired Fund Trust Board or the Acquiring Fund Trust Board, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with this Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed as follows:

If to the Acquired Fund Trust:

[   ]

c/o [   ]

[   ]

[   ]

Attn.: [          ]

Telephone: [          ]

Email: [          ]

With copies to (which shall not constitute notice) to:

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Attn.: [          ]

Telephone No.: [          ]

Email: [          ]

If to the Acquiring Fund Trust:

New Age Alpha Funds Trust

555 Theodore Fremd Ave.

Suite A-101

Rye, New York 10580

Attention: Armen Arus, CEO

Telephone No.: (212) 922-2690

Email: aarus@newagealpha.com

With a copy (which shall not constitute notice) to:

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Attn.: Bo James Howell

Telephone No.: (513) 991-8472

Email: bo.howell@fintechlegal.io

If to the Acquired Fund Adviser:

[          ]

Attention: [          ]

Telephone No.: [          ]

Email: [          ]

If to the Acquiring Fund Adviser:

New Age Alpha Advisors, LLC

555 Theodore Fremd Ave.

Suite A-101

Rye, New York 10580

Attention: Michael Semack, General Counsel

Telephone No.: (212) 922-2682

Email: msemack@newagealpha.com

ARTICLE XI

MISCELLANEOUS

11.1.   Entire Agreement. The Acquiring Fund Trust and the Acquired Fund Trust agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2.   Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in paragraphs 7.1 and 7.2 shall survive the Closing.

11.3.   Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4.   Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5.   Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6.   Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

[Remainder of page intentionally blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [  ] day [  ], 2024.

[Guggenheim Funds Trust/Guggenheim Variable Funds/Transparent Value Trust]
on behalf of its series, [ ]

By:

Name: [ ]
Title: [ ]

[New Age Alpha Funds Trust/New Age Alpha Variable Funds Trust]
on behalf of its series, [ ]

By:

Name: Keith Kemp
Title: President

Solely for purposes of paragraph 8.2

[Security Investors, LLC/Guggenheim Partners Investment Management, LLC]

By:

Name: [ ]
Title: [ ]

Solely for purposes of paragraphs 5.13 and 8.2

New Age Alpha Advisors, LLC

By:

Name: Armen Arus
Title: Manager

APPENDIX B

PRINCIPAL RISKS OF THE ACQUIRED FUNDS

Risk	Guggenheim Large Cap Value Fund	Guggenheim RBP® Dividend Fund	Guggenheim RBP® Large Cap Defensive Fund	Guggenheim RBP® Large Cap Value Fund
Concentration Risk		X	X	X
Convertible Securities Risk	X
Counterparty Credit Risk	X
Depositary Receipt Risk	X
Derivatives Risk / Swap Agreements and Derivatives Risk	X	X	X	X
Equity Securities Risk	X	X	X	X
Foreign Securities and Currency Risk	X
Index Risk		X	X	X
Interest Rate Risk		X	X	X
Investment in Investment Vehicles Risk	X	X	X	X
Large-Capitalization Securities Risk	X	X	X	X
Liquidity and Valuation Risk	X
Management Risk	X
Market Risk	X	X	X	X
Mid-Capitalization Securities Risk		X
Non-Correlation Risk		X	X	X
Passive Management Risk		X	X	X
Quantitative Investing Risk / Quantitative Investment Strategy Risk	X	X	X	X
Real Estate Investments Risk	X
Regulatory and Legal Risk	X
REIT Risk	X	X	X	X
Sector Emphasis Risk	X
Value Stocks Risk	X			X

Concentration Risk—The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when or if the Fund is small.

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk—The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk—Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, market conditions and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity and valuation risks.

Swap Agreements and Derivatives Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying security). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swaps are derivatives and derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate more than those of fixedincome investments, may rise or fall rapidly or unpredictably, and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political (including geopolitical) and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.

Index Risk—There is no assurance that the index methodology will successfully identify companies that exhibit low or high probability scores or the corresponding Index will outperform the performance of other indices based on different methodologies. Because the Fund seeks to track the performance of the Index, if the Fund’s return is properly correlated to the return of the Index, the Fund will perform poorly when the Index performs poorly. The Index may be subject to errors and mistakes, including with respect to the quality, accuracy and completeness of the data or methods used to compile the Index, which may not be identified and corrected by Guggenheim Investments for a period of time or at all. Such errors may negatively impact the Fund.

Interest Rate Risk—Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The Fund’s yield, returns and performance may be adversely affected by changing interest rates. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds, Guggenheim short-term funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the shares.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments to meet redemption requests or otherwise within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks are heightened in a changing interest rate or volatile environment.

Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns. As a result of these and other factors, the Fund may lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences. In addition, the Fund is subject to the risks associated with the Investment Manager’s allocation of assets between or among sleeves, including the timing and amount of such allocations.

Market Risk—The value of, or income generated by, the investments held by the Fund may fluctuate rapidly and unpredictably. These fluctuations may be frequent and significant. In addition, the Fund may incur losses as a result of various market and economic factors, such as those affecting individual companies or issuers or particular industries, or from broader influences, such as general market conditions. In addition, developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters or other conditions or events may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. Under such conditions, the Fund may experience significant redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Non-Correlation Risk—The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or because the security is otherwise unattractive for investment unless that security is removed from the Index. Although the Fund is not actively managed, the Fund can experience a higher than ordinary portfolio turnover rate as a result of the rebalancing of the Index. High portfolio turnover results in increased brokerage costs and other transactional charges, which are ultimately passed on to shareholders of the Fund, and may also result in adverse tax consequences.

Quantitative Investing Risk—There is no guarantee that a quantitative model or algorithm used by the Investment Manager, and the investments selected based on the model or algorithm, will produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Investment Manager’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm. Other quantitative methods and techniques used by the Investment Manager, and the investments selected based on these methods and techniques, are also subject to these types of risks.

Quantitative Investment Strategy Risk—The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary quantitative model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value and there is no guarantee that the quantitative model and the securities selected based on the model will produce the desired results. The Fund may be adversely affected by errors, imperfections, limitations and mistakes in the construction and implementation of the model, such as errors when calculating RBP® Probability scores. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Real Estate Investments Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, which are subject to the same risks as direct investments in real estate and the real estate market generally. These risks include, among others: changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgages and other types of financing; changes in the real estate values and interest rates; fluctuations in occupancy levels and demand for properties or real estate-related services; decline in value of (or income generated by) the real estate; variations in rental income; and changes in financing terms that may render the sale or refinancing of properties difficult or unattractive. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Real estate companies tend to have micro-, small- or mid-capitalization, making their securities more volatile and less liquid than those of companies with larger-capitalizations. Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. These risks are especially applicable in conditions of declining real estate values, such as those experienced during 2007 through 2009.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

REIT Risk—In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. The value of a REIT may also decline when interest rates rise and will also be affected by, among other factors, the real estate market and by the management, development or occupancy rates of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans (and other types of financing) are subject to the risk of default. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Sector Emphasis Risk—If the Fund invests a significant amount of its assets in any one sector, the Fund’s performance will depend to a greater extent on the overall condition of the sector and there is increased risk that the Fund will lose value if conditions adversely affect that sector. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations as a result of changes in economic, public health or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other sectors. To the extent the Fund is heavily invested in a particular sector, the Fund’s share price may be more volatile than the value of shares of a mutual fund that invests in a broader range of sectors.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

APPENDIX C

SHAREHOLDER INFORMATION OF THE ACQUIRING FUND

HOW THE FUNDS VALUE THEIR SHARES

The NAV of the Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are unreliable due to market or other events, portfolio securities will be valued at their fair values as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board. To the extent the assets of a Fund are invested in other registered investment companies that are not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The SEC recently adopted Rule 2a-5 under the 1940 Act, establishing an updated regulatory framework for registered investment companies’ fair valuation practices. Under the new rule, more of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices are designed to comply with Rule 2a-5. The Board has designated NAA as its “valuation designee” under Rule 2a-5 under the 1940 Act, subject to its oversight. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by the valuation designee under its valuation policies and procedures, which the Board has approved. The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Adviser has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service, if applicable, does not provide a valuation (or provides a valuation that, in the judgment of NAA, does not represent the security’s fair value), or when, in the judgment of NAA, events have rendered the market value unreliable. While fair value determinations will be based upon all available factors that NAA deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability. There can be no assurance that a Fund will obtain the fair value assigned to a security if it sells the security at approximately the time it determines its NAV per share. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when NAA values a holding or holdings at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by NAA concerning services for which it receives an asset-based fee. For more information on the Trust’s fair value procedures, please see the section titled Calculation of Share Price in the SAI.

Your order to purchase or redeem shares is priced at the NAV next calculated after the Fund receives your order in proper form, following the valuation procedures described above. An order is in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request and, if applicable, payment in full of the purchase amount.

HOW TO CHOOSE A SHARE CLASS

The Fund offers four class shares: Class A, Class C, Institutional Class, and Class P shares. Each share class has its own shareholder eligibility criteria, cost structure, and other features. The following summarizes the primary features of each share class. Contact your financial intermediary or the Fund for more information about the Fund’s share classes and how to choose between them.

Class Name	Investment Minimum/ Eligible Investors	Features
Class A

Initial Investment: $2,500

Subsequent Investments: $100

Minimum Account Balance: None

Eligible Investors: Anyone

The Fund may waive the minimum investment requirement at its discretion.

Notwithstanding the preceding, there is no minimum initial or subsequent investment requirement for Class A shares purchased at NAV as described under “Sales Charge Waivers.”

Front-End Sales Charge: Yes, as described in the section “Sales Charges.” Maximum charge of 4.75%

Contingent Deferred Sales Charge: Purchases of $1,000,000 or more may be subject to a 1.00% CDSC if redeemed within 12 months of purchase. See the “Contingent Deferred Sales Charges” section.

Rule 12b-1 Fee: 0.25%

Class Name	Investment Minimum/ Eligible Investors	Features
Class C	Initial Investment: $2,500 Subsequent Investments: $100 Minimum Account Balance: None Eligible Investors: Anyone The Fund may waive the minimum investment requirement at its discretion.	Front-End Sales Charge: None Contingent Deferred Sales Charge: 1.00% on shares redeemed within 12 months of purchase. Rule 12b-1 Fee: 1.00%
Institutional Class

Initial Investment: $2,000,000

Subsequent Investments: None

Minimum Account Balance: $1,000,000

Eligible Investors: Institutional Shares of a Fund are offered exclusively to:

●     Certain retirement plans established for the benefit of employees and former employees of NAA or its affiliates;

●     Defined benefit retirement plans, endowments, or foundations;

●     Banks and trust companies or law firms acting as trustee or manager for trust accounts;

●     Investors who purchase shares through asset-based fee programs available through financial intermediaries;

●     Insurance companies; and

●     Institutional Shares shareholders purchasing Institutional Shares through the reinvestment of dividends or other distributions.

●     Institutional Shares shareholders who acquired such shares in connection with the Reorganization.

The Fund reserves the right to waive the minimum initial investment amount of $2,000,000 or to grant other investors eligibility to invest in the shares of the Fund at its discretion.

Front-End Sales Charge: None Contingent Deferred Sales Charge (“CDSC”): None Rule 12b-1 Fee: None
Class P

Initial Investment: None

Subsequent Investments: None

Minimum Account Balance: None

Eligible Investors: Class P shares are available only to investors purchasing shares through broker/dealers and other financial intermediaries that have specific agreements with the Distributor, including:

●     Authorized no transaction fee platforms;

Front-End Sales Charge: None Contingent Deferred Sales Charge (“CDSC”): None Rule 12b-1 Fee: 0.25%

Class Name	Investment Minimum/ Eligible Investors	Features

●     Authorized fee-based programs of financial intermediaries;

●     Authorized registered investment advisers and discretionary managed account programs;

●     Authorized banks, trust companies, broker/dealers, or other financial organizations that charge an advisory fee,

●     management fee, consulting fee, fee instead of brokerage commissions or other similar fee for their services;

●     Authorized retirement platforms for financial intermediaries and

●     Other authorized intermediaries approved by the Distributor.

The investor eligibility requirements, the minimum initial investment, and account balance requirements for each class of shares may be amended from time to time as reflected in each Fund’s then-current prospectus and SAI.

SHARE CLASS CONVERSIONS

A share class conversion effectively involves exchanging shares of one class of a Fund for another share class of the same Fund. From time to time, the Fund may authorize or permit the conversion of shares of one class of shares for another class of shares of the same Fund, provided that certain conditions are met (such as the shareholder is eligible for the new share class or such other terms and conditions as the Fund may determine). A share class conversion is generally not subject to the market timing and short-term trading policies described in this Prospectus. The Fund reserves the right to modify, suspend, or eliminate any share class conversion features at any time.

Following a share class conversion (or other similar shareholder transaction event), the ongoing fees and expenses of the new share class will differ from and may be higher or lower than those of the share class that you previously held. You should carefully review the information in this Prospectus relating to the new share class, including the fees, expenses, and features, or contact your financial intermediary for more information.

Class C shares of a Fund will automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8th anniversary date of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee, or other charge. After the conversion, the shares will be subject to all features and expenses of Class A shares. For shareholders invested in Class C shares of a Fund through a financial intermediary, it is the responsibility of the financial intermediary to maintain records necessary to verify and ensure that the shareholder is credited with the proper holding period for Class C shares. Please consult your financial intermediary for more information.

Although the Fund expects that conversion between share classes of the same Fund should ordinarily not result in recognition of a gain or loss for federal income tax purposes, you should consult with your tax adviser concerning the federal, state, and local (or foreign) tax treatment of your investment in a Fund and any share class conversions. You should also consult your financial intermediary to learn more about these types of shareholder transaction events for Fund shares held through the intermediary.

HOW TO BUY SHARES

Shares are available for purchase from a Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request and suspend the offering of shares at any time. Such broker-dealer or intermediary may charge a fee to investors who purchase shares through a broker-dealer or other financial intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing Fund shares are not issued.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

●	Complete and sign the account application.

●	Enclose a check payable to the name of the Fund you are investing in.

●	Mail the application and the check to the Transfer Agent at the following address:

[Name of Fund]
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application, in proper form and check. All purchases must be made in U.S. dollars, and checks must be drawn from U.S. financial institutions. The Fund does not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, non-U.S. financial institution checks, cashier’s checks, or money orders. In addition, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to fifteen (15) calendar days from the date of purchase. If your check or electronic payment does not clear, you will be responsible for any loss incurred by the Fund and charged a $25 fee to defray bank charges.

By sending your check to the Transfer Agent, please be aware that you authorize the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Once processed, your original check will be destroyed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at (833) 840-3937 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in getting an account application, which must be completed, signed, and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent before the transmittal of the bank wire may result in a delay in purchasing shares of a Fund. Following proper advance notification to the Transfer Agent, an order is considered received when the Fund’s custodian accepts payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions authorized to accept orders on behalf of the Fund at the NAV, which is next determined after receiving your order in proper form by such organization. These organizations are authorized to designate other intermediaries to receive purchase orders on a Fund’s behalf. A Fund will be deemed to have accepted a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee receives the order in proper form. These organizations may charge you transaction fees on purchases of Fund shares. They may impose other charges, restrictions, or account options that differ from those applicable to shareholders who purchase shares directly through a Fund. An investor transacting through a broker acting as an agent for the investor may be required to pay a commission or other forms of compensation to the broker. These organizations may be the shareholders of record of your shares. Such investors should consult with their financial intermediary regarding any commissions, other fees, and expenses of the purchased shares. The Fund is not responsible for ensuring these organizations fulfill their customers’ obligations. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on purchasing and redeeming shares.

Automated Clearing House (“ACH”) Purchase. You may not use ACH transactions for your initial purchase of Fund shares. Current shareholders may purchase additional shares via ACH. To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in any amount. Additional purchases must be submitted in the proper form described below. Additional purchases may be made:

●	By sending a check payable to the Fund you invest in, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses a Fund suffers because of any check returned for insufficient funds.

●	By wire to a Fund account, as described under “Opening an Account—By Wire.” Shareholders must call the Transfer Agent at (833) 840-3937 before wiring funds.

●	Through your brokerage firm or other financial institution.

Automatic Investment Plans and Direct Deposit Plans

You may make automatic monthly investments in the Fund from your bank, savings and loan, or other depository institution. The minimum investments under the automatic investment plan must be at least $100 under the plan. The Transfer Agent currently pays the costs of this service but reserves the right, upon thirty (30) days’ written notice, to make reasonable charges. Your depository institution may impose its charge for making transfers from your account.

Your employer may offer a direct deposit plan that allows you to have all or a portion of your paycheck transferred automatically to purchase shares of a Fund. Social Security recipients may also have all or a portion of their social security check transferred automatically to buy shares of a Fund. Please call (833) 840-3937 for more information about the automatic investment plan and direct deposit plans.

Purchases In-Kind

The Fund may accept securities instead of cash to purchase shares of the Fund. The acceptance of such securities is at the sole discretion of NAA based upon the suitability of the securities as an investment for a Fund, the marketability of such securities, and other factors that a Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute a Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person who opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document to verify your identity. In addition, verifying your identity by cross-referencing your identification information with a consumer report or other electronic database may be necessary. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they cannot verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV and then calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel, or rescind any purchase or exchange order; (ii) freeze any account and suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when required by applicable law or when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive redemption proceeds if the Fund is required to withhold such proceeds.

HOW TO REDEEM SHARES

Shares of a Fund may be redeemed on any day the Fund computes its NAV. Shares are redeemed at their NAV, which is next determined after the Transfer Agent receives your redemption request in the proper form, as described below. Redemption requests may be made by mail or by telephone.

By Mail. You may redeem shares by mailing a written request to the Fund in which you are invested, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the account number, and the shares or dollar amount to be redeemed. They must be signed exactly as the shares are registered with such Fund. If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Signature Guarantees. If the shares to be redeemed, have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record, to an address other than that on record with a Fund, or transmitted to a bank other than the bank of record, then you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous fifteen (15) days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution participating in the Securities Transfer Agents Medallion Program (“STAMP”) sponsored by the Securities Transfer Association. Signature guarantees from financial institutions not participating in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application, or you must write to the applicable Fund and instruct it to remove this privilege from your account. If you own an IRA, you will be asked whether the Fund should withhold federal income tax. Unless you specifically decline the telephone redemption privilege on your account application, you may redeem shares of $50,000 or less by telephone by calling the Transfer Agent at (833) 840-3937.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an ACH transaction. In either case, proceeds of $1,000 or more may be transferred by wire to the account stated on the account application. The Fund’s custodian may charge shareholders a fee of $15 for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If the Transfer Agent follows reasonable procedures, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. “Reasonable procedures” include but are not limited to the Transfer Agent confirming that the account is eligible for telephone transactions, requesting some form of personal identification (e.g., social security number, date of birth, etc.) from you before acting on telephonic instructions, and getting a verbal confirmation from you on a recorded line at the time of the transaction. In drastic economic or market changes, a shareholder may experience difficulty redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution authorized to accept orders on behalf of the Fund at the NAV, which is next determined after receiving your order in proper form by such organization. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time). Your brokerage firm or financial institution may require a redemption request to be received earlier during the day for your redemption to be effective as of the day the order is received in proper form. Such an organization may charge you transaction fees on redemptions of Fund shares. It may impose other charges, restrictions, or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The time the Fund typically expects to pay redemption proceeds is the same regardless of whether the payment is made by check, wire, or ACH. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form:

●	For payment by check, the Fund typically expects to mail the check within one to three business days and

●	For payment by wire or ACH, the Fund typically expects to process the payment within one to three business.

Payment of redemption proceeds may take longer than the Fund typically expects and may take up to seven calendar days as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). Under unusual circumstances, as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven calendar days. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check transfer has been converted to federal funds, which could take up to fifteen calendar days.

Minimum Account Balance (Institutional Class Only)

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem Institutional Class shares and pay the proceeds if the shareholder’s activity causes the account balance to fall below $1,000,000 (the “Minimum Account Balance”). Such automatic redemptions may cause a taxable event for the shareholder. However, an automatic redemption does not apply if the balance falls below a Fund’s Minimum Account Balance solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, Shareholders will be given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at net asset value (“NAV”) on the day the account is closed.

Systematic Withdrawal Plan

If the shares of a Fund in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is no charge for this service, but the Transfer Agent reserves the right to make reasonable charges upon thirty (30) calendar days’ written notice. Call the Transfer Agent toll-free at (833) 840-3937 for additional information.

Other Redemption Information

Generally, all redemptions will be paid in cash. The Fund typically expects to satisfy redemption requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis and if NAA believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Fund reserves the right to pay for a redemption in securities rather than cash, known as a “redemption in-kind.” Redemptions in-kind will be made only under extraordinary circumstances and if a Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in-kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that a Fund uses to compute its NAV. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings to the redeeming shareholder within seven (7) calendar days after the Fund receives the redemption order in proper form. If a Fund redeems your shares in-kind, you will bear the market risks of maintaining or selling the securities transferred as redemption proceeds. In addition, when you sell these securities, you may pay taxes and brokerage charges associated with selling the securities.

Exchanging Shares

The proceeds from a redemption of shares of one Fund can be used to purchase shares of another Fund, given that the registration is the same. There is no limit on the number or dollar amount of exchanges. The Fund reserves the right to modify or eliminate this exchange privilege in the future. The exchange of shares is treated as a sale, and an exchanging shareholder may realize a taxable gain or loss.

SALES CHARGES

Front-End Sales Charges – Class A shares

The offering price of Class A shares is the next calculated NAV after the Funds receive your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies depending on your investment amount. The sales charges below apply to purchases of Class A shares of the Funds.

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment
Less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over[1]	None	None

1	Purchases of Class A shares of the Fund of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within twelve (12) months of purchase. See “Contingent Deferred Sales Charges” below for more information.

You may qualify for reduced sales charges or sales charge waivers. If you believe you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your family members, and holdings in accounts at other brokers or financial intermediaries. The Funds or your financial intermediary may request documentation to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares you and family members held at all financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. Your financial intermediary may not offer any or all of the waivers or discounts discussed below, in which case you would be required to purchase Class A shares directly from a Fund or through another intermediary to receive the desired waiver or discount.

Waiver of Front-End Sales Charge – Class A shares

Certain investors may be eligible for a waiver of the sales loads due to the nature of the investors and the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on Class A shares purchased:

●	Through reinvestment of dividends and distributions;

●	Through an account advised or sub-advised by NAA or their affiliates;

●	By persons repurchasing shares they redeemed within the last ninety (90) days (see “Repurchase of Class A shares”);

●	By employees, officers and directors, and members of their family, of NAA and its affiliates;

●	By persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs as long as the plan was previously invested in the Fund;

●	By investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within thirty (30) days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

●	Through dealers, retirement plans, asset allocation programs, and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge;

●	Purchases by registered representatives and other employees of certain financial intermediaries (and their family members) having selling agreements with NAA or Distributor; and

●	Certain other investors as deemed appropriate by NAA.

 You should inquire with your financial intermediary whether a waiver of the front-end sales charge applies to you.

Repurchase of Class A shares

You may repurchase any amount of Class A shares of the Fund at NAV (without the normal front-end sales charge) up to the limit of the value of any amount of Class A shares (other than those that were purchased with reinvested dividends and distributions) that you redeemed within the past ninety (90) days. This allows you to reacquire shares you may have had to redeem without repaying the front-end sales charge. To exercise this privilege, a Fund must receive your purchase order within ninety (90) days of redemption. In addition, you must notify your investment professional or institution that you are repurchasing shares when you send in your purchase order. Specific tax rules may limit your ability to recognize a loss on the redemption of your Class A shares, and you should consult your tax adviser if recognizing such a loss is important to you.

Rights of Accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A shares you already own to the amount you currently purchase. The Fund will combine the value of your current purchases with the present value of any Class A shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust, or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to the accumulation of purchases, you must notify the transfer agent at the time of purchase of the existence of other accounts and holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding Fund shares held by you or related accounts at the Fund or other financial intermediaries to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Fund may amend or terminate this right of accumulation at any time.

Letter of Intent

You may purchase Class A shares at the sales charge rate applicable to the total amount of the purchases you intend to make over 13 months. In other words, a Letter of Intent allows you to purchase Class A shares of a Fund over 13 months and receive the same sales charge as if you had purchased all the shares simultaneously. The Fund will only consider the value of Class A shares sold subject to a sales charge. As a result, Class A shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on purchasing Class A shares based on shares you intend to buy over the 13 months, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to ninety (90) days before the date of the Letter. Purchases resulting from reinvesting dividends and capital gains do not apply toward fulfilling the Letter. The 13-month period begins on the date of the first purchase, including those made ninety (90) days before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold 5% of the total amount you intend to purchase in escrow. If you do not complete the total intended purchase of Class A shares at the end of the 13 months, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would usually apply (based on the actual amount you bought).

Combined Purchase/Quantity Discount Privilege

When calculating the appropriate sales charge rate, a Fund will combine same-day purchases of Class A shares (subject to a sales charge) made by you, your spouse, and your minor children (under age 21). This combination applies to Class A shares you purchase with a Letter of Intent.

Contingent Deferred Sales Charges

Class A Shares

You will not pay a front-end sales charge if you purchase $1,000,000 or more of Class A Shares of a Fund. However, Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% CDSC if redeemed within 12 months of purchase. The CDSC will be based on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after a Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price.

In addition, the CDSC may be waived under the following circumstances:

●	In the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the Class A Shares being redeemed;

●	In the event of the death of the shareholder (including a registered joint owner); and

●	Redemptions of Class A Shares where the Funds’ distributor did not pay a sales commission when such shares were purchased.

Class C Shares

You will not pay a front-end sales charge if you purchase Class C Shares. However, you may pay a CDSC of 1.00% on any Class C Shares you sell within 12 months after your purchase. The CDSC will be based on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after a Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price.

In addition, the CDSC may be waived under the following circumstances:

●	In the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the Class C Shares being redeemed;

●	In the event of the death of the shareholder (including a registered joint owner); and

●	Redemptions of Class C Shares where the Funds’ distributor did not pay a sales commission when such shares were purchased.

Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Different intermediaries may impose additional sales charges (including potential reductions in or waivers of sales charges).

In all instances, the purchaser must notify a Fund or the purchaser’s financial intermediary when purchasing any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders must purchase Fund shares directly from a Fund or through another intermediary to receive such waivers or discounts.

General Information about Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different compensation levels depending on which class of shares you buy. The Fund’s distributor may pay dealers up to 1.00% on investments in C Class Shares. The Distributor may pay dealers up to 1.00% on investments of $1,000,000 or more in Class A Shares. Some financial institutions may occasionally be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for federal securities law.

The Funds’ distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which the Funds’ distributor will pay for from any sales charge it receives or from any other source available to it. Under any such program, the Funds’ distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales, including merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year per individual.

Information regarding the Funds’ sales charges may be obtained by calling toll-free (833) 840-3937.

Because this prospectus is available on the Fund’s website free of charge, the Fund does not separately post information regarding its sales charges on the website.

12B-1 AND SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for Class A, Class C, and Class P shares. Under the Plan, the Fund pays its distributor an annual fee for distribution and shareholder servicing expenses up to 0.25% of the Fund’s average daily net assets attributable to Class A and P shares and 1.00% for Class C shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, they will increase the cost of your investment and may cost you more than paying other sales charges. Therefore, you should be aware that if you had your shares for a substantial period, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of 12b-1 fees.

OTHER POLICIES

Shareholder Statements and Householding

The Transfer Agent maintains an account for each shareholder and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur. Account statements may be obtained by calling the Fund at (833) 840-3937 on the days the Fund is open for business. Other account statement requests may be subject to a $25 retrieval fee.

To avoid sending duplicate copies of materials to households, the Fund may mail only one copy of each prospectus and annual and semi-annual report to shareholders with the same address on the Fund’s records. Consolidating these mailings, called householding, benefits the Fund through reduced mailing expenses. If you want to receive multiple copies of these materials, you may call (833) 840-3937. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after the transfer agent receives your request to stop householding.

Unclaimed Property

Each state has rules for unclaimed property that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when the post office returns mail sent to a shareholder, or “RPO” as undeliverable), or a combination of both inactivity and returned mail. Once it flags the property as unclaimed, the Fund will attempt to contact the shareholder. Still, if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the Texas Comptroller’s website. While the designated representative has no rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned their property. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder’s financial intermediary (if shares are not held directly with the Fund).

More information on unclaimed property and how to maintain an active account is available through your state or by calling (833) 840-3937.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of a Fund’s shares. The Fund does not accommodate frequent purchases or redemptions of Fund shares that result in disruptive trading.

The Board has adopted policies and procedures to detect and prevent disruptive trading, including market timing in the Fund. Through their service providers, the Fund monitors shareholder trading activity to ensure it complies with each Fund’s policies. The Fund prepares reports illustrating purchase and redemption activity to detect disruptive trading activity. The Fund does not define frequent trading quantitatively when monitoring shareholder purchases and redemptions. Instead, the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may indicate market timing or disruptive trading. The right to refuse a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Fund may also modify any terms or conditions of purchases of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Fund’s policies and procedures to prevent disruptive trading activity are applied uniformly to all shareholders. In the Board’s opinion, these actions should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in a Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent or disruptive trading. If a Fund detects potentially disruptive trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and its client. Each intermediary that offers a Fund’s shares through an omnibus account has entered into an information-sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading.

Intermediaries may apply frequent trading policies that differ from this Prospectus. If you invest in a Fund through an intermediary, please read that firm’s program materials carefully to learn any applicable rules or fees.

Although the Fund has discouraged frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends and net capital gain distributions, if any, are typically declared and paid annually by the Fund in December. Your dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund’s income and capital gains distributions, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund has qualified and plans to continue to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains so that it will not be subject to a federal excise tax on specific undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are taxed as ordinary income. However, certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 50% dividends-received deduction. Distributions of long-term capital gains are taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you will realize a capital gain or loss if you hold the shares as capital assets. Except for investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or IRAs, and tax-exempt investors who do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by a Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in a Fund for federal income tax purposes. However, the Fund must report to the Internal Revenue Service (the “IRS”) and furnish to shareholders the cost basis information for shares purchased and sold. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs. The entire position is not sold at one time. Shareholders may, however, choose a method other than a Fund’s standing method at the time of their purchase or upon sale of covered shares. Shareholders should consult their tax advisers to determine the best IRS-accepted cost-basis method for their tax situation and to obtain more information about how cost-basis reporting applies to them. Shareholders should also carefully review the Fund’s cost basis information and make any additional basis, holding period or other adjustments required when reporting these amounts on their federal income tax returns.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is different, you should consult your tax professional about the federal, state, and local tax consequences of an investment in the Fund.

APPENDIX D

FINANCIAL HIGHLIGHTS OF THE FUNDS

These financial highlights are intended to help you understand each Acquired Fund’s financial performance for the most recently completed fiscal periods. Certain information reflects financial results for a single share of each Acquired Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal year ends shown below has been audited by Ernst  & Young LLP, the Acquired Funds’ independent registered public accounting firm, whose report, along with the Acquired Funds’ financial statements, is included in the Acquired Funds’ Annual Report to shareholders, which is available upon request. The information for the semi-annual period ended March 31, 2024, is unaudited. Unaudited interim financial statements furnished reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the result for the interim periods presented. All such adjustments are of a normal recurring nature.

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund does not have financial highlight information.

LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$45.66	$43.75	$50.08	$38.17	$43.56	$48.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.61	.56	.41	.97	.62
Net gain (loss) on investments (realized and unrealized)	7.16	5.55	(3.40)	14.51	(2.97)	(2.66)
Total from investment operations	7.48	6.16	(2.84)	14.92	(2.00)	(2.04)
Less distributions from:
Net investment income	(.70)	(.52)	(.43)	(1.30)	(.70)	(.36)
Net realized gains	(4.60)	(3.73)	(3.06)	(1.71)	(2.69)	(2.12)
Total distributions	(5.30)	(4.25)	(3.49)	(3.01)	(3.39)	(2.48)
Net asset value, end of period	$47.84	$45.66	$43.75	$50.08	$38.17	$43.56

Total Return[c]	17.48%	14.19%	(6.43%)	40.59%	(5.58%)	(3.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,282	$31,862	$30,733	$36,678	$28,548	$53,248
Ratios to average net assets:
Net investment income (loss)	1.42%	1.32%	1.11%	0.88%	2.40%	1.42%
Total expenses[d]	1.45%	1.47%	1.41%	1.47%	1.46%	1.31%
Net expenses[e,f,g]	1.13%	1.12%	1.13%	1.15%	1.15%	1.15%
Portfolio turnover rate	10%	19%	33%	19%	25%	37%

Class C	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$40.68	$39.44	$45.43	$34.79	$39.77	$44.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.24	.18	.05	.62	.26
Net gain (loss) on investments (realized and unrealized)	6.36	5.00	(3.07)	13.23	(2.74)	(2.40)
Total from investment operations	6.49	5.24	(2.89)	13.28	(2.12)	(2.14)
Less distributions from:
Net investment income	(.26)	(.27)	(.04)	(.93)	(.17)	—
Net realized gains	(4.60)	(3.73)	(3.06)	(1.71)	(2.69)	(2.12)
Total distributions	(4.86)	(4.00)	(3.10)	(2.64)	(2.86)	(2.12)
Net asset value, end of period	$42.31	$40.68	$39.44	$45.43	$34.79	$39.77

Total Return[c]	17.05%	13.33%	(7.13%)	39.55%	(6.30%)	(4.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,156	$1,225	$1,653	$1,191	$911	$1,533
Ratios to average net assets:
Net investment income (loss)	0.67%	0.57%	0.39%	0.12%	1.69%	0.66%
Total expenses[d]	2.30%	2.28%	2.29%	2.36%	2.43%	2.18%
Net expenses[e,f,g]	1.88%	1.87%	1.88%	1.89%	1.90%	1.90%
Portfolio turnover rate	10%	19%	33%	19%	25%	37%

LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$45.53	$43.59	$49.91	$38.06	$43.46	$48.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.62	.53	.41	.83	.61
Net gain (loss) on investments (realized and unrealized)	7.12	5.52	(3.34)	14.46	(2.82)	(2.64)
Total from investment operations	7.44	6.14	(2.81)	14.87	(1.99)	(2.03)
Less distributions from:
Net investment income	(.70)	(.47)	(.45)	(1.31)	(.72)	(.39)
Net realized gains	(4.60)	(3.73)	(3.06)	(1.71)	(2.69)	(2.12)
Total distributions	(5.30)	(4.20)	(3.51)	(3.02)	(3.41)	(2.51)
Net asset value, end of period	$47.67	$45.53	$43.59	$49.91	$38.06	$43.46

Total Return	17.48%	14.19%	(6.44%)	40.60%	(5.58%)	(3.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$94	$84	$97	$194	$170	$155
Ratios to average net assets:
Net investment income (loss)	1.43%	1.33%	1.05%	0.87%	2.12%	1.41%
Total expenses[d]	1.56%	1.70%	1.67%	1.71%	1.72%	1.60%
Net expenses[e,f,g]	1.13%	1.12%	1.14%	1.15%	1.15%	1.15%
Portfolio turnover rate	10%	19%	33%	19%	25%	37%

LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$44.90	$43.11	$49.39	$37.71	$43.08	$47.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.74	.71	.52	.98	.71
Net gain (loss) on investments (realized and unrealized)	7.04	5.43	(3.38)	14.31	(2.84)	(2.63)
Total from investment operations	7.41	6.17	(2.67)	14.83	(1.86)	(1.92)
Less distributions from:
Net investment income	(.83)	(.65)	(.55)	(1.44)	(.82)	(.48)
Net realized gains	(4.60)	(3.73)	(3.06)	(1.71)	(2.69)	(2.12)
Total distributions	(5.43)	(4.38)	(3.61)	(3.15)	(3.51)	(2.60)
Net asset value, end of period	$46.88	$44.90	$43.11	$49.39	$37.71	$43.08

Total Return	17.64%	14.48%	(6.20%)	40.93%	(5.35%)	(3.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,524	$2,028	$5,246	$1,364	$477	$798
Ratios to average net assets:
Net investment income (loss)	1.67%	1.61%	1.46%	1.10%	2.50%	1.65%
Total expenses[d]	1.28%	1.21%	1.15%	1.24%	1.35%	1.14%
Net expenses[e,f,g]	0.87%	0.87%	0.88%	0.89%	0.90%	0.90%
Portfolio turnover rate	10%	19%	33%	19%	25%	37%

[a]	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	0.00%*	—	—	0.00%*	0.00%*	0.00%*
Class C	0.00%*	—	—	0.00%*	—	0.00%*
Class P	—	—	—	—	—	—
Institutional Class	—	—	—	—	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	1.12%	1.12%	1.13%	1.14%	1.15%	1.15%
Class C	1.87%	1.87%	1.88%	1.89%	1.90%	1.90%
Class P	1.12%	1.12%	1.13%	1.14%	1.15%	1.15%
Institutional Class	0.87%	0.87%	0.88%	0.89%	0.90%	0.90%

RBP® DIVIDEND FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$12.40	$10.69	$14.59	$10.76	$12.00	$12.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.15	.11	.27	.30	.29
Net gain (loss) on investments (realized and unrealized)	2.85	1.70	(1.65)	3.99	(.91)	.05
Total from investment operations	2.93	1.85	(1.54)	4.26	(.61)	.34
Less distributions from:
Net investment income	(.08)	(.13)	(.09)	(.43)	(.31)	(.32)
Net realized gains	—	—	(2.23)	—	(.21)	(.57)
Return of capital	—	(.01)	(.04)	—	(.11)	—
Total distributions	(.08)	(.14)	(2.36)	(.43)	(.63)	(.89)
Net asset value, end of period	$15.25	$12.40	$10.69	$14.59	$10.76	$12.00

Total Return[c]	23.66%	17.34%	(14.13%)	39.75%	(5.16%)	3.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,932	$9,174	$8,103	$11,274	$5,357	$5,860
Ratios to average net assets:
Net investment income (loss)	1.19%	1.18%	0.85%	1.89%	2.73%	2.49%
Total expenses[d]	2.10%	2.10%	1.92%	1.91%	2.04%	1.95%
Net expenses[e,f,g]	1.19%	1.17%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	35%	73%	70%	157%	114%	110%

Class C	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$12.57	$10.83	$14.76	$10.86	$12.06	$12.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.05	—	.20	.22	.20
Net gain (loss) on investments (realized and unrealized)	2.89	1.74	(1.66)	3.99	(.92)	.07
Total from investment operations	2.92	1.79	(1.66)	4.19	(.70)	.27
Less distributions from:
Net investment income	(.03)	(.04)	— [i]	(.29)	(.18)	(.17)
Net realized gains	—	—	(2.23)	—	(.21)	(.57)
Return of capital	—	(.01)	(.04)	—	(.11)	—
Total distributions	(.03)	(.05)	(2.27)	(.29)	(.50)	(.74)
Net asset value, end of period	$15.46	$12.57	$10.83	$14.76	$10.86	$12.06

Total Return[c]	23.22%	16.55%	(14.78%)	38.60%	(5.84%)	2.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$738	$650	$834	$2,281	$3,651	$5,223
Ratios to average net assets:
Net investment income (loss)	0.46%	0.44%	0.02%	1.42%	1.92%	1.75%
Total expenses[d]	2.86%	2.90%	2.67%	2.70%	2.80%	2.64%
Net expenses[e,f,g]	1.95%	1.92%	1.95%	1.95%	1.96%	1.97%
Portfolio turnover rate	35%	73%	70%	157%	114%	110%

RBP® DIVIDEND FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$12.55	$10.82	$14.74	$10.84	$12.13	$12.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.15	.11	.27	.30	.29
Net gain (loss) on investments (realized and unrealized)	2.88	1.73	(1.68)	4.02	(.92)	.06
Total from investment operations	2.96	1.88	(1.57)	4.29	(.62)	.35
Less distributions from:
Net investment income	(.08)	(.14)	(.08)	(.39)	(.35)	(.32)
Net realized gains	—	—	(2.23)	—	(.21)	(.57)
Return of capital	—	(.01)	(.04)	—	(.11)	—
Total distributions	(.08)	(.15)	(2.35)	(.39)	(.67)	(.89)
Net asset value, end of period	$15.43	$12.55	$10.82	$14.74	$10.84	$12.13

Total Return	23.64%	17.43%	(14.18%)	39.72%	(5.13%)	3.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$586	$534	$784	$1,527	$1,093	$1,444
Ratios to average net assets:
Net investment income (loss)	1.20%	1.18%	0.80%	1.87%	2.60%	2.50%
Total expenses[d]	2.15%	2.25%	1.98%	1.93%	2.06%	2.06%
Net expenses[e,f,g]	1.19%	1.17%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	35%	73%	70%	157%	114%	110%

RBP® DIVIDEND FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$11.94	$10.29	$14.14	$10.46	$11.70	$12.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.17	.14	.30	.32	.31
Net gain (loss) on investments (realized and unrealized)	2.75	1.65	(1.59)	3.86	(.88)	.05
Total from investment operations	2.85	1.82	(1.45)	4.16	(.56)	.36
Less distributions from:
Net investment income	(.09)	(.16)	(.13)	(.48)	(.36)	(.37)
Net realized gains	—	—	(2.23)	—	(.21)	(.57)
Return of capital	—	(.01)	(.04)	—	(.11)	—
Total distributions	(.09)	(.17)	(2.40)	(.48)	(.68)	(.94)
Net asset value, end of period	$14.70	$11.94	$10.29	$14.14	$10.46	$11.70

Total Return	23.93%	17.69%	(13.97%)	40.06%	(4.88%)	3.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,950	$6,591	$6,614	$10,101	$6,882	$8,979
Ratios to average net assets:
Net investment income (loss)	1.47%	1.43%	1.08%	2.22%	2.94%	2.76%
Total expenses[d]	1.72%	1.81%	1.62%	1.62%	1.80%	1.62%
Net expenses[e,f,g]	0.94%	0.92%	0.95%	0.95%	0.96%	0.97%
Portfolio turnover rate	35%	73%	70%	157%	114%	110%

[a]	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	0.00%[h]	—	—	—	0.00%[h]	—
Class C	—	—	—	—	0.00%[h]	—
Class P	—	—	—	—	—	—
Institutional Class	0.00%[h]	—	—	—	—	—

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	1.19%	1.17%	1.19%	1.20%	1.20%	1.21%
Class C	1.94%	1.92%	1.95%	1.95%	1.96%	1.96%
Class P	1.19%	1.17%	1.20%	1.20%	1.21%	1.21%
Institutional Class	0.94%	0.92%	0.94%	0.95%	0.95%	0.96%

I	Less than 0.01%.

RBP® LARGE-CAP DEFENSIVE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.08	$7.80	$12.15	$10.46	$11.06	$12.09
Income (loss) from investment operations:
Net investment income (loss)[b]	—	.02	.01	—	.06	.06
Net gain (loss) on investments (realized and unrealized)	2.09	1.27	(1.44)	1.96	.11	.65
Total from investment operations	2.09	1.29	(1.43)	1.96	.17	.71
Less distributions from:
Net investment income	(.02)	(.01)	—	(.03)	(.05)	(.03)
Net realized gains	—	—	(2.92)	(.24)	(.72)	(1.71)
Total distributions	(.02)	(.01)	(2.92)	(.27)	(.77)	(1.74)
Net asset value, end of period	$11.15	$9.08	$7.80	$12.15	$10.46	$11.06

Total Return[c]	23.02%	16.54%	(17.94%)	18.97%	1.40%	8.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,801	$2,541	$3,471	$4,494	$3,821	$4,698
Ratios to average net assets:
Net investment income (loss)	0.09%	0.18%	0.06%	0.01%	0.56%	0.54%
Total expenses[d]	3.75%	3.14%	2.81%	2.70%	2.48%	2.26%
Net expenses[e,f,g]	1.20%	1.17%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	37%	68%	79%	123%	100%	96%

Class C	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$8.42	$7.28	$11.58	$10.03	$10.65	$11.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.05)	(.06)	(.08)	(.02)	(.02)
Net gain (loss) on investments (realized and unrealized)	1.92	1.19	(1.32)	1.87	.12	.62
Total from investment operations	1.89	1.14	(1.38)	1.79	.10	.60
Less distributions from:
Net realized gains	—	—	(2.92)	(.24)	(.72)	(1.71)
Total distributions	—	—	(2.92)	(.24)	(.72)	(1.71)
Net asset value, end of period	$10.31	$8.42	$7.28	$11.58	$10.03	$10.65

Total Return[c]	22.59%	15.66%	(18.60%)	18.03%	0.74%	7.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$497	$407	$1,092	$1,539	$2,595	$3,882
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.62%)	(0.66%)	(0.70%)	(0.19%)	(0.20%)
Total expenses[d]	4.47%	3.88%	3.54%	3.41%	3.22%	2.94%
Net expenses[e,f,g]	1.95%	1.93%	1.95%	1.95%	1.96%	1.97%
Portfolio turnover rate	37%	68%	79%	123%	100%	96%

RBP® LARGE-CAP DEFENSIVE FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.50	$8.15	$12.58	$10.82	$11.41	$12.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.02	.01	—	.06	.06
Net gain (loss) on investments (realized and unrealized)	2.16	1.33	(1.52)	2.03	.12	.67
Total from investment operations	2.17	1.35	(1.51)	2.03	.18	.73
Less distributions from:
Net investment income	(.03)	—	—	(.03)	(.05)	(.02)
Net realized gains	—	—	(2.92)	(.24)	(.72)	(1.71)
Total distributions	(.03)	—	(2.92)	(.27)	(.77)	(1.73)
Net asset value, end of period	$11.64	$9.50	$8.15	$12.58	$10.82	$11.41

Total Return	23.05%	16.56%	(17.97%)	18.98%	1.44%	8.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$238	$190	$286	$327	$318	$443
Ratios to average net assets:
Net investment income (loss)	0.10%	0.21%	0.07%	0.01%	0.56%	0.53%
Total expenses[d]	3.90%	3.32%	2.89%	2.76%	2.54%	2.30%
Net expenses[e,f,g]	1.20%	1.18%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	37%	68%	79%	123%	100%	96%

RBP® LARGE-CAP DEFENSIVE FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.64	$8.27	$12.69	$10.93	$11.52	$12.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.04	.03	.03	.09	.09
Net gain (loss) on investments (realized and unrealized)	2.21	1.34	(1.53)	2.04	.12	.68
Total from investment operations	2.23	1.38	(1.50)	2.07	.21	.77
Less distributions from:
Net investment income	(.04)	(.01)	—	(.07)	(.08)	(.06)
Net realized gains	—	—	(2.92)	(.24)	(.72)	(1.71)
Total distributions	(.04)	(.01)	(2.92)	(.31)	(.80)	(1.77)
Net asset value, end of period	$11.83	$9.64	$8.27	$12.69	$10.93	$11.52

Total Return	23.19%	16.74%	(17.68%)	19.23%	1.69%	8.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,347	$4,188	$3,626	$4,676	$5,468	$6,286
Ratios to average net assets:
Net investment income (loss)	0.35%	0.46%	0.31%	0.26%	0.81%	0.80%
Total expenses[d]	3.41%	2.82%	2.51%	2.40%	2.23%	1.97%
Net expenses[e,f,g]	0.95%	0.92%	0.95%	0.95%	0.96%	0.97%
Portfolio turnover rate	37%	68%	79%	123%	100%	96%

[a]	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	—	—	—	—	—	—
Class C	—	0.00%[h]	—	—	0.00%[h]	—
Class P	—	—	—	—	—	—
Institutional Class	—	—	—	—	—	—

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	1.19%	1.17%	1.19%	1.20%	1.21%	1.21%
Class C	1.94%	1.92%	1.94%	1.95%	1.96%	1.96%
Class P	1.19%	1.17%	1.19%	1.20%	1.21%	1.21%
Institutional Class	0.94%	0.91%	0.94%	0.95%	0.96%	0.96%

RBP® LARGE-CAP VALUE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.67	$9.05	$11.69	$9.30	$10.28	$11.17
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.11	.11	.08	.15	.14
Net gain (loss) on investments (realized and unrealized)	1.82	.83	(1.11)	2.69	(.96)	.01
Total from investment operations	1.87	.94	(1.00)	2.77	(.81)	.15
Less distributions from:
Net investment income	(.15)	(.08)	—	(.38)	(.11)	(.06)
Net realized gains	(.02)	(.24)	(1.64)	—	(.06)	(.98)
Total distributions	(.17)	(.32)	(1.64)	(.38)	(.17)	(1.04)
Net asset value, end of period	$11.37	$9.67	$9.05	$11.69	$9.30	$10.28

Total Return[c]	19.55%	10.24%	(11.02%)	30.34%	(8.05%)	2.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$342	$317	$436	$182	$53	$86
Ratios to average net assets:
Net investment income (loss)	0.96%	1.11%	1.06%	0.74%	1.53%	1.41%
Total expenses[d]	4.63%	4.76%	5.09%	5.90%	7.41%	6.32%
Net expenses[e,f,g]	1.20%	1.18%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	35%	68%	73%	132%	95%	101%

Class C	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.48	$8.94	$11.79	$9.12	$10.14	$11.09
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.03	.02	—	.07	.06
Net gain (loss) on investments (realized and unrealized)	1.79	.83	(1.08)	2.68	(.94)	.02
Total from investment operations	1.80	.86	(1.06)	2.68	(.87)	.08
Less distributions from:
Net investment income	(.03)	(.08)	(.15)	(.01)	(.09)	(.05)
Net realized gains	(.02)	(.24)	(1.64)	—	(.06)	(.98)
Total distributions	(.05)	(.32)	(1.79)	(.01)	(.15)	(1.03)
Net asset value, end of period	$11.23	$9.48	$8.94	$11.79	$9.12	$10.14

Total Return[c]	19.05%	9.35%	(11.65%)	29.41%	(8.80%)	1.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$343	$292	$322	$580	$447	$317
Ratios to average net assets:
Net investment income (loss)	0.21%	0.34%	0.21%	0.04%	0.79%	0.65%
Total expenses[d]	5.33%	5.50%	5.71%	6.52%	7.99%	6.75%
Net expenses[e,f,g]	1.95%	1.93%	1.95%	1.95%	1.96%	1.97%
Portfolio turnover rate	35%	68%	73%	132%	95%	101%

RBP® LARGE-CAP VALUE FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.54	$8.92	$11.59	$9.28	$10.33	$11.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.11	.11	.08	.15	.14
Net gain (loss) on investments (realized and unrealized)	1.78	.83	(1.09)	2.67	(.96)	—
Total from investment operations	1.83	.94	(.98)	2.75	(.81)	.14
Less distributions from:
Net investment income	(.19)	(.08)	(.05)	(.44)	(.18)	(.08)
Net realized gains	(.02)	(.24)	(1.64)	—	(.06)	(.98)
Total distributions	(.21)	(.32)	(1.69)	(.44)	(.24)	(1.06)
Net asset value, end of period	$11.16	$9.54	$8.92	$11.59	$9.28	$10.33

Total Return	19.47%	10.28%	(10.94%)	30.31%	(8.10%)	2.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$164	$144	$229	$308	$114	$405
Ratios to average net assets:
Net investment income (loss)	0.96%	1.12%	1.01%	0.75%	1.49%	1.41%
Total expenses[d]	4.79%	4.94%	5.11%	5.74%	7.18%	6.07%
Net expenses[e,f,g]	1.19%	1.18%	1.20%	1.20%	1.21%	1.22%
Portfolio turnover rate	35%	68%	73%	132%	95%	101%

RBP® LARGE-CAP VALUE FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2024[a]	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Per Share Data
Net asset value, beginning of period	$9.97	$9.35	$12.10	$9.40	$10.42	$11.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.14	.14	.12	.17	.17
Net gain (loss) on investments (realized and unrealized)	1.89	.87	(1.15)	2.74	(.97)	—
Total from investment operations	1.95	1.01	(1.01)	2.86	(.80)	.17
Less distributions from:
Net investment income	(.13)	(.15)	(.10)	(.16)	(.16)	(.12)
Net realized gains	(.02)	(.24)	(1.64)	—	(.06)	(.98)
Total distributions	(.15)	(.39)	(1.74)	(.16)	(.22)	(1.10)
Net asset value, end of period	$11.77	$9.97	$9.35	$12.10	$9.40	$10.42

Total Return	19.70%	10.47%	(10.73%)	30.72%	(7.92%)	2.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,790	$3,167	$2,868	$3,207	$2,437	$2,701
Ratios to average net assets:
Net investment income (loss)	1.21%	1.34%	1.24%	1.04%	1.78%	1.66%
Total expenses[d]	4.26%	4.41%	4.69%	5.49%	6.86%	5.80%
Net expenses[e,f,g]	0.94%	0.92%	0.95%	0.95%	0.96%	0.97%
Portfolio turnover rate	35%	68%	73%	132%	95%	101%

[a]	Unaudited figures for the period ended March 31, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	—	0.00%[h]	—	—	—	—
Class C	—	—	—	—	0.01%	—
Class P	—	—	—	—	0.00%[h]	—
Institutional Class	—	—	—	—	0.01%	—

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/24[a]	09/30/23	09/30/22	09/30/21	09/30/20	09/30/19
Class A	1.19%	1.17%	1.19%	1.20%	1.21%	1.21%
Class C	1.94%	1.92%	1.94%	1.95%	1.96%	1.96%
Class P	1.19%	1.18%	1.19%	1.20%	1.21%	1.20%
Institutional Class	0.94%	0.92%	0.94%	0.95%	0.96%	0.96%

APPENDIX E

RECORD DATE, OUTSTANDING SHARES
AND INTERESTS OF CERTAIN PERSONS

As of the Record Date, the following shares of beneficial interest of the Acquired Funds were outstanding and entitled to vote:

Acquired Fund	Shares Outstanding
Guggenheim Large Cap Value Fund
Class A	717,602.84
Class C	26,855.31
Institutional Class	59,331.82
Class P	1,577.18
Guggenheim RBP® Dividend Fund
Class A	505,509.84
Class C	43,395.84
Institutional Class	463,209.87
Class P	37,350.28
Guggenheim RBP® Large-Cap Defensive Fund
Class A	227,416.33
Class C	18,648.36
Institutional Class	360,311.57
Class P	16,716.19
Guggenheim RBP® Large-Cap Value Fund
Class A	32,565.25
Class C	27,068.65
Institutional Class	332,122.86
Class P	13,423.05

Shareholders of each Acquired Fund will vote separately on each proposal as it relates to that Acquired Fund. All shareholders of each share class of each Acquired Fund will vote together as a single class. Shares have no preemptive or subscription rights.

As of the Record Date, the following persons owned of record or beneficially 5% or more of a class of the outstanding shares of an Acquired Fund. Shareholders indicated below holding greater than 25% or more of an Acquired Fund are considered “controlling persons” of the Acquired Fund under the 1940 Act. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. The Guggenheim Funds Trust and Transparent Value Trust generally have no knowledge as to whether all or any portion of shares owned of record are also owned beneficially.

Acquired Fund	Shareholder Name/Address	Share Class	Percentage of Class	Percentage of Class of Acquiring Fund After Reorganization
Guggenheim Large Cap Value Fund	Charles Schwab & Co. Inc. FEBO Customers 211 Main Street San Francisco, CA 94105	Institutional	5.51%	5.51%
Guggenheim Large Cap Value Fund	LPL Financial 4707 Executive Drive San Diego, CA 92121	Institutional	7.05%	7.05%
Guggenheim Large Cap Value Fund	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Institutional	11.76%	11.76%
Guggenheim Large Cap Value Fund	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	Institutional	64.84%	64.84%

Guggenheim Large Cap Value Fund	Guggenheim Funds Distributors, LLC 227 W. Monroe St., Suite 4800 Chicago, IL 60606	P	18.03	18.03
Guggenheim Large Cap Value Fund	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	P	64.83%	64.83%
Guggenheim Large Cap Value Fund	UMB Bank N.A. Security Financial Resources	A	18.03%	18.03%
Guggenheim Large Cap Value Fund	SBL Variable Annuity Account XIV Security Benefit Life Insurance Company 5801 SW 6th Ave. Topeka, KS 66636	A	23.08%	23.08%
Guggenheim Large Cap Value Fund	Wells Fargo Clearing Services, LLC FEBO Customers 2801 Market Street St. Louis, MO 63103	C	5.06%	5.06%
Guggenheim Large Cap Value Fund	Leslie Fukumoto c/o Guggenheim Funds Distributors, LLC 702 King Farm Boulevard, Suite 200 Rockville, MD 20850	C	5.16%	5.16%
Guggenheim Large Cap Value Fund	Charles Schwab & Co. Inc. FEBO Customers 211 Main Street San Francisco, CA 94105	C	7.07%	7.07%
Guggenheim Large Cap Value Fund	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	C	13.54%	13.54%
Guggenheim Large Cap Value Fund	Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716	C	15.61%	15.61%
Guggenheim Large Cap Value Fund	LPL Financial 4707 Executive Drive San Diego, CA 92121	C	32.32%	32.32%
Guggenheim RBP® Dividend Fund	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Institutional	7.20%	7.20%
Guggenheim RBP® Dividend Fund	Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716	Institutional	7.67%	7.67%
Guggenheim RBP® Dividend Fund	LPL Financial 4707 Executive Drive San Diego, CA 92121	Institutional	14.19%	14.19%
Guggenheim RBP® Dividend Fund	Jasper Park Funding LLC* 227 W. Monroe St., Suite 5000 Chicago, IL 60606	Institutional	58.97%	58.97%
Guggenheim RBP® Dividend Fund	State Street Bank 1 Lincoln Street Boston, MA 02111	P	5.89%	5.89%
Guggenheim RBP® Dividend Fund	Charles Schwab & Co. Inc. FEBO Customers 211 Main Street San Francisco, CA 94105	P	39.76%	39.76%
Guggenheim RBP® Dividend Fund	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	P	44.01%	44.01%

Guggenheim RBP® Dividend Fund	RBC Capital Markets, LLC 250 Nicollet Mall, Suite 1400 Minneapolis, MN 55401	A	5.17%	5.17%
Guggenheim RBP® Dividend Fund	LPL Financial 4707 Executive Drive San Diego, CA 92121	A	5.71%	5.71%
Guggenheim RBP® Dividend Fund	State Street Bank 1 Lincoln Street Boston, MA 02111	A	7.93%	7.93%
Guggenheim RBP® Dividend Fund	Sammons Financial Network LLC 8300 Mills Civic Parkway West Des Moines, IA 50266	A	8.53%	8.53%
Guggenheim RBP® Dividend Fund	UBS Financial Services Inc. FEBO Customers 100 Harbor Blvd. Weehawken, NJ 07086	A	22.20%	22.20%
Guggenheim RBP® Dividend Fund	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	A	22.30%	22.30%
Guggenheim RBP® Dividend Fund	Barry Crowder c/o Guggenheim Funds Distributors, LLC 702 King Farm Boulevard, Suite 200 Rockville, MD 20850	C	6.09%	6.09%
Guggenheim RBP® Dividend Fund	Terry Cooley c/o Guggenheim Funds Distributors, LLC 702 King Farm Boulevard, Suite 200 Rockville, MD 20850	C	6.18%	6.18%
Guggenheim RBP® Dividend Fund	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	C	8.74%	8.74%
Guggenheim RBP® Dividend Fund	Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716	C	9.17%	9.17%
Guggenheim RBP® Dividend Fund	LPL Financial 4707 Executive Drive San Diego, CA 92121	C	12.72%	12.72%
Guggenheim RBP® Dividend Fund	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	C	14.44%	14.44%
Guggenheim RBP® Dividend Fund	Charles Schwab & Co. Inc. FEBO Customers 211 Main Street San Francisco, CA 94105	C	17.71%	17.71%
Guggenheim RBP® Large-Cap Defensive Fund	UBS Financial Services Inc. FEBO Customers 100 Harbor Blvd. Weehawken, NJ 07086	Institutional	14.01%	14.01%
Guggenheim RBP® Large-Cap Defensive Fund	Jasper Park Funding LLC* 227 W. Monroe St., Suite 5000 Chicago, IL 60606	Institutional	78.94%	78.94%
Guggenheim RBP® Large-Cap Defensive Fund	Morgan Stanley Smith Barney LLC FEBO Customers 1 New York Plaza, 12th Floor New York, NY 10004	P	20.98%	20.98%

Guggenheim RBP® Large-Cap Defensive Fund	Charles Schwab & Co. Inc. FEBO Customers 211 Main Street San Francisco, CA 94105	P	27.02%	27.02%
Guggenheim RBP® Large-Cap Defensive Fund	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	P	14.09%	14.09%
Guggenheim RBP® Large-Cap Defensive Fund	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	P	24.80%	24.80%
Guggenheim RBP® Large-Cap Defensive Fund	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	P	11.16%	11.16%
Guggenheim RBP® Large-Cap Defensive Fund	Morgan Stanley Smith Barney LLC FEBO Customers 1 New York Plaza, 12th Floor New York, NY 10004	A	6.71%	6.71%
Guggenheim RBP® Large-Cap Defensive Fund	UBS Financial Services Inc. FEBO Customers 100 Harbor Blvd. Weehawken, NJ 07086	A	7.93%	7.93%
Guggenheim RBP® Large-Cap Defensive Fund	RBC Capital Markets, LLC 250 Nicollet Mall, Suite 1400 Minneapolis, MN 55401	A	6.39%	6.39%
Guggenheim RBP® Large-Cap Defensive Fund	LPL Financial 4707 Executive Drive San Diego, CA 92121	A	9.05%	9.05%
Guggenheim RBP® Large-Cap Defensive Fund	Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716	A	5.34%	5.34%
Guggenheim RBP® Large-Cap Defensive Fund	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	A	7.03%	7.03%
Guggenheim RBP® Large-Cap Defensive Fund	Sammons Financial Network LLC 8300 Mills Civic Parkway West Des Moines, IA 50266	A	37.08%	37.08%
Guggenheim RBP® Large-Cap Defensive Fund	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	A	8.30%	8.30%
Guggenheim RBP® Large-Cap Defensive Fund	Charles Schwab & Co. Inc. FEBO Customers 211 Main Street San Francisco, CA 94105	C	26.42%	26.42%
Guggenheim RBP® Large-Cap Defensive Fund	Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716	C	9.04%	9.04%
Guggenheim RBP® Large-Cap Defensive Fund	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	C	55.20%	55.20%
Guggenheim RBP® Large-Cap Value Fund	Jasper Park Funding LLC* 227 W. Monroe St., Suite 5000 Chicago, IL 60606	Institutional	94.68%	94.68%
Guggenheim RBP® Large-Cap Value Fund	Charles Schwab & Co. Inc. FEBO Customers 211 Main Street San Francisco, CA 94105	P	17.85%	17.85%

Guggenheim RBP® Large-Cap Value Fund	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	P	77.14%	77.14%
Guggenheim RBP® Large-Cap Value Fund	Stifel Nicolaus & Company 501 North Broadway St. Louis, MO 63102	A	5.76%	5.76%
Guggenheim RBP® Large-Cap Value Fund	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	A	22.37%	22.37%
Guggenheim RBP® Large-Cap Value Fund	UBS Financial Services Inc. FEBO Customers 100 Harbor Blvd. Weehawken, NJ 07086	C	55.35%	55.35%
Guggenheim RBP® Large-Cap Value Fund	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	C	20.74%	20.74%
Guggenheim RBP® Large-Cap Value Fund	UBS Financial Services Inc. FEBO Customers 100 Harbor Blvd. Weehawken, NJ 07086	C	33.55%	33.55%
Guggenheim RBP® Large-Cap Value Fund	LPL Financial 4707 Executive Drive San Diego, CA 92121	C	45.71%	45.71%

* These shareholders owned beneficially or of record 25% or more of the corresponding Fund’s shares as of August 15, 2024. A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940, and may have a significant impact on matters submitted to a shareholder vote.

As the Acquiring Fund is newly organized, there were no outstanding shares for any of the Acquiring Fund as of the Record Date.

PROXY CARD
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

4. By PHONE with a live operator when you call toll-free (866) 864-7964 Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER	12345678910

GUGGENHEIM FUNDS TRUST

Guggenheim Large Cap Value Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 11:00 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/largecap.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Guggenheim Large Cap Value Fund

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1. An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim Large Cap Value Fund into NAA Large Cap Value Fund;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PROXY CARD
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

4. By PHONE with a live operator when you call toll-free (866) 864-7964 Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER	12345678910

TRANSPARENT VALUE TRUST

Guggenheim RBP® Dividend Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 11:00 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/largecap.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Guggenheim RBP® Dividend Fund

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1. An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim RBP® Dividend Fund into NAA Large Cap Value Fund;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PROXY CARD
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

4. By PHONE with a live operator when you call toll-free (866) 864-7964 Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER	12345678910

TRANSPARENT VALUE TRUST

Guggenheim RBP® Large-Cap Defensive Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 11:00 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/largecap.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Guggenheim RBP® Large-Cap Defensive Fund

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1. An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim RBP® Large-Cap Defensive Fund into NAA Large Cap Value Fund;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PROXY CARD
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

4. By PHONE with a live operator when you call toll-free (866) 864-7964 Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER	12345678910

TRANSPARENT VALUE TRUST

Guggenheim RBP® Large-Cap Value Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 11:00 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/largecap.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Guggenheim RBP® Large-Cap Value Fund

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1. An Agreement and Plan of Reorganization providing for the reorganization of Guggenheim RBP® Large-Cap Value Fund into NAA Large Cap Value Fund;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

NEW AGE ALPHA FUNDS TRUST

Statement of Additional Information

September 4, 2024

	Acquired Fund	Acquiring Fund
1(a)	Guggenheim Large Cap Value Fund	NAA Large Cap Value Fund
	(a series of Guggenheim Funds Trust) 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850 (301) 296-5100	(a series of New Age Alpha Funds Trust) 555 Theodore Fremd Avenue, Suite A-101 Rye, New York 10580 (212) 922-2699

	Acquired Fund	Acquiring Fund
1(b)	Guggenheim RBP® Dividend Fund	NAA Large Cap Value Fund
1(c)	Guggenheim RBP® Large-Cap Defensive Fund	NAA Large Cap Value Fund
1(d)	Guggenheim RBP® Large-Cap Value Fund	NAA Large Cap Value Fund
	(each a series of Transparent Value Trust) 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850 (301) 296-5100	(a series of New Age Alpha Funds Trust) 555 Theodore Fremd Avenue, Suite A-101 Rye, New York 10580 (212) 922-2699

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated September 4, 2024, relating specifically to the proposed transfer of the assets of each Acquired Fund to the Acquiring Fund, as listed above, in exchange for the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and the distribution to the shareholders of the Acquired Fund of shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund upon the Closing Date of the Reorganization in complete liquidation of the Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus. To obtain a copy of the Proxy Statement/Prospectus, please contact New Age Alpha Funds Trust, 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, by calling toll-free (212) 922-2699.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Fund consists of these introductory pages, the statement of additional information for the New Age Alpha Funds Trust and related notes and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

●	Prospectuses for the Acquired Funds, dated January 31, 2024, as may be supplemented (Securities Act File No. 002-19458 for Guggenheim Funds Trust and Securities Act File No. 333-159992 for Transparent Value Trust; Accession Number 0001193125-24-016994 for Guggenheim Funds Trust and Accession Number 0001193125-24-016997 for Transparent Value Trust);

●	Statements of Additional Information of the Acquired Funds, dated January 31, 2024, as may be supplemented (Securities Act File No. 002-19458 for Guggenheim Funds Trust and Securities Act File No. 333-159992 for Transparent Value Trust; Accession Number 0001193125-24-016994 for Guggenheim Funds Trust and Accession Number 0001193125-24-016997 for Transparent Value Trust);

●

Annual Reports to shareholders of the Acquired Funds for the period ended September 30, 2023 (Accession Number 0001398344-23-022317 for Guggenheim Funds Trust and Accession Number 0001398344-23-022319 for Transparent Value Trust);

●

Semi-Annual Reports to shareholders of the Acquired Funds for the period ended March 31, 2024 (Accession Number 0001398344-24-011125 for Guggenheim Funds Trust and Accession Number 0001398344-24-011094 for Transparent Value Trust);

●	Prospectus for the Acquiring Fund, as may be supplemented (Securities Act File No. 333-277581; Accession Number 0001999371-24-011254); and

SAI-1

●	Statement of Additional Information of the Acquiring Fund, as may be supplemented (Securities Act File No. 333-277581; Accession Number 0001999371-24-011254).

SAI-2

FINANCIAL STATEMENTS

For additional information, see the September 30, 2023 annual report for the Acquired Fund in Guggenheim Funds Trust and the September 30, 2023 annual report for the Acquired Funds in the Transparent Value Trust and the March 31, 2024 semi-annual report for the Acquired Fund in Guggenheim Funds Trust and the March 31, 2024 semi-annual report for the Acquired Funds in Transparent Value Trust, which are incorporated herein by reference.

SUPPLEMENTAL FINANCIAL INFORMATION

There are no significant differences in the accounting or valuation policies of the Funds.

Following each Reorganization, it is expected that Guggenheim Large Cap Value Fund will be the accounting survivor.

The Acquired Funds are managed by Guggenheim Investments and the Acquiring Fund is managed by NAA. The Acquired Funds are diversified.

The Acquired Funds and the Acquiring Fund offer Class A, Class C, Institutional Class, and Class P shares. Class A, Class C, and Class P shares of the Acquired Funds and the Acquiring Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25%, 1.00%, and 0.25% of the average daily net assets, respectively. Institutional Class shares of the Acquired Funds and the Acquiring Fund are not subject to any distribution and/or service (12b-1) fees.

If shareholders approve each Reorganization, shareholders of the Acquired Funds would receive shares of the same class of the Acquiring Fund as set forth in the table below:

Acquired Fund Shares	Acquiring Fund Shares
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class
Class P	Class P

The Acquired Funds pay the Acquired Fund Manager a management fee as an annual percentage of its average daily net assets as follows:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Guggenheim Large Cap Value Fund	0.65%	Guggenheim RBP® Dividend Fund	0.75%
Guggenheim RBP® Large-Cap Defensive Fund	0.75%	Guggenheim RBP® Large-Cap Value Fund	0.75%

Upon the closing of each Reorganization, the Acquiring Fund will pay NAA a management fee equal to an annual percentage of the Acquiring Fund’s average daily net assets, as follows:

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Large Cap Value Fund	0.65%

Under an amended expense limitation agreement, NAA has agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets for each class of shares as shown below.

NAA Large Cap Value Fund	Expense Limit
Class A	1.10%
Class C	1.85%
Institutional Class	0.85%
Class P	1.10%

Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

SAI-3

NEW AGE ALPHA FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other people for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement) and administration agreements (Exhibit 28(h) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant under the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1.		Agreement and Declaration of Trust (the “Trust Instrument”).[1]
2.		By-Laws.[1]
3.		[Voting Trust Agreement – Not Applicable.]
4.		Form of Agreement and Plan of Reorganization – Filed herewith as Appendix A to this Proxy Statement/Prospectus.
5.		See the Trust Instrument (Exhibit 1 above) and the By-Laws (Exhibit 2 above)
6.	(a)	Investment Advisory Agreement dated June 4, 2024 between the Registrant, on behalf of the NAA Large Core Fund, and New Age Alpha Advisors, LLC.[2]
	(b)	Schedule A-1 to the Investment Advisory Agreement between the Registrant, on behalf of the Funds, and New Age Alpha Advisors, LLC.[3]
7.	(a)	Underwriting Agreement between the Registrant, on behalf of the NAA Large Core Fund, and Ultimus Fund Distributors, LLC.[2]
	(b)	Amended Schedule A to the Underwriting Agreement between the Registrant, on behalf of the Funds, and Ultimus Fund Distributors, LLC.[3]
8.		Bonus or Profit Sharing Contracts – Not Applicable.
9.	(a)	Custody Agreement between the Registrant, on behalf of the NAA Large Core Fund, and Brown Brothers Harriman & Co., as Custodian.[2]
	(b)	Amended Schedule I to the Custody Agreement between the Registrant, on behalf of the Funds, and Brown Brothers Harriman & Co (to be filed by amendment).

10.	(a)	Distribution Plan under Rule 12b-1 for the NAA Large Core Fund.[1]
	(b)	Distribution Plan under Rule 12b-1 for the Funds.[3]
	(c)	Rule 18f-3 Plan.[1]
11.		Opinion and Consent of FinTech Law, LLC as to the legality of shares being registered with respect to the Funds.[4]
12.		Form of Tax Opinion.[4]
13.	(a)	Master Services Agreement, dated June 6, 2024, between the Registrant, on behalf of the NAA Large Core Fund, and Ultimus Fund Solutions, LLC.[2]
	(b)	Amended Schedule A to the Master Services Agreement between the Registrant, on behalf of the Funds, and Ultimus Fund Solutions, LLC.[3]
	(c)	Expense Limitation Agreement between the Registrant, on behalf of the NAA Large Core Fund, and New Age Alpha Advisors, LLC, as Adviser.[2]
	(d)	Schedule A-3 to the Expense Limitation Agreement between the Registrant, on behalf of the Funds, and New Age Alpha Advisors, LLC.[3]
	(e)	Expense Limitation Agreement between the Registrant, on behalf of the NAA Market Neutral Real Estate Fund and NAA Opportunity Fund, and New Age Alpha Advisors, LLC.[3]
14.	(a)	Consent of Independent Registered Public Accounting Firm of the Acquiring Funds (filed herewith).
	(b)	Consent of Independent Registered Public Accounting Firm of the Acquired Funds (filed herewith).
15.		Omitted Financial Statements – Not Applicable.
16.		Powers of Attorney.[4]
17.		Additional Exhibits – Not Applicable.
18.		Filing Fee Exhibit – Not Applicable.

1      Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed May 8, 2024.

2      Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed June 12, 2024.

3      Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed September 3, 2024.

4      Incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-14 filed July 19, 2024.

ITEM 17. UNDERTAKINGS.

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Rye and the State of New York, on the 4th day of September, 2024.

NEW AGE ALPHA FUNDS TRUST

By:	/s/ Keith D. Kemp
Keith D. Kemp, President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated below on the date above.

SIGNATURE	TITLE	Date

*	Trustee	September 4, 2024
Richard C. Butt

*	Trustee	September 4, 2024
Colin W. Devine

*	Trustee	September 4, 2024
Jeremy O. May

/s/ Armen Arus	Trustee	September 4, 2024
Armen Arus

/s/ Keith D. Kemp	President, Principal Executive Officer, and	September 4, 2024
Keith D. Kemp	Principal Accounting Officer

*By: Keith D. Kemp		September 4, 2024
Keith D. Kemp, Attorney-in-Fact

EXHIBIT INDEX

14.	(a)	Consent of Independent Registered Public Accounting Firm of the Acquiring Funds
	(b)	Consent of Independent Registered Public Accounting Firm of the Acquired Funds